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                                                                          ANNUAL
                                                                          REPORT

                    July 31, 2000

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

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

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TABLE OF
CONTENTS

letter to shareholders and
message from the investment adviser ...................................   2

management's discussion and analysis ..................................   4

statements of net assets ..............................................  24 statements of operations ..............................................  78

statements of changes in net assets ...................................  82 financial highlights ..................................................  86

notes to financial statements .........................................  94 independent auditors' report .......................................... 104 notice to shareholders ................................................ 105

fund information ...................................................... 106

This report and the financial statements contained herein are submitted for the general information of HighMarkSM Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risks, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser, HighMark Capital Management, Inc. or with Union Bank of California, N.A.

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[Highmark Funds logo omitted]

[photo graphic omitted]
GREG KNOPF

LETTER TO SHAREHOLDERS

MY FELLOW SHAREHOLDERS:

We are pleased to provide your HighMark Funds Annual Report for the year ended July 31, 2000. During this period of time, the popular market averages reached record highs, but during April and May entered into what appeared to be a corrective phase, often displaying extreme volatility. This was particularly evident in the NASDAQ, which is heavily weighted toward technology stocks. However, over the past twelve months a number of the HighMark Funds have performed well versus their benchmarks. Of particular note was the HighMark Small Cap Value Fund, which had a total return of 16.43% (Fiduciary Shares) versus 3.11% for the S&P 600 Small Cap/BARRA Value Index for the one-year period ended July 31. We congratulate fund manager, Elizabeth Pearce, and the HighMark Value team for their outstanding performance.

HIGHMARK INTRODUCES THE CORE EQUITY FUND

On May 31, we rolled out our newest product offering, the HighMark Core Equity Fund. Managed by HighMark Capital Management, Inc., the Core Equity Fund invests in stocks of companies that make up the S&P 500 Composite Index. However, unlike an S&P 500 Index fund, a core equity fund is actively managed and carries increased weightings in companies that the fund's management team believes are particularly attractive at a given time. At the same time, any companies with limited upside potential are eliminated. In this way, a core equity fund seeks to outperform the S&P 500 Composite Index with no greater risk. We believe that the Core Equity Fund can provide a strong foundation on which to build other investment choices. To obtain further information on this attractive new fund from HighMark, including a prospectus, please consult your financial advisor, or call HighMark Funds directly at 1-800-433-6884.

ASSET ALLOCATION MORE IMPORTANT THAN EVER

Given the recent volatility in the financial markets, it is important that you maintain a well-diversified asset allocation strategy. By diversifying your portfolio among different asset classes using a variety of mutual funds, you can lower the volatility of your portfolio and reduce the risk that can be associated with overexposure to one type of investment. Though the financial markets can be challenging at times, we believe the long-term outlook remains quite positive. A portfolio made up of quality mutual funds should produce attractive returns for investors over time.

As always, we wish you continued success throughout the year and thank you for your investment in HighMark Funds.

Sincerely,

/SIGNATURE/ Greg Knopf

Gregory Knopf
Managing Director -- Mutual Funds
HighMark Capital Management, Inc.
August 2000

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
[Highmark Funds logo omitted]

[photo graphic omitted]
LUKE MAZUR

MESSAGE FROM
THE INVESTMENT ADVISER

MY FELLOW SHAREHOLDERS:

For the first time in several years, the stock market did not advance at a double-digit rate, as the rising interest rate environment took its toll. A sharp sell-off in technology stocks during March and April reminded investors that a track record of profits is still a key determinant of stock prices over the long term. Meanwhile, the federal budget surplus buoyed the bond market, as an aggressive government buyback program shrank the supply of Treasury bonds.

THE ECONOMY: UNPRECEDENTED PROSPERITY

The fiscal year ended July 31, 2000 was one of extremely strong economic growth. Indeed, the period featured a 7.3% pace during the fourth quarter of 1999 and a 5.5% rate in the first quarter of 2000. Despite these figures, the inflation rate did not rise alarmingly, generally remaining in the 3% to 3.5% range. Nevertheless, the Federal Reserve Board elected not to wait until inflation became out of control. Between August 1, 1999 and July 31, 2000, it raised short-term rates from 5% to 6.5%. The key question for investors is whether the Fed can negotiate a soft landing for the economy, or whether it will overshoot its target and create a recession in 2001. Five years ago, the Fed was successful in slowing down the economy without creating a recession. We are optimistic that the Fed can be successful again.

STOCKS: A RETURN TO REALITY

In recent months, investors have shifted back and forth a number of times between new economy and old economy stocks. While they do not question the growth opportunities of companies in such fields as wireless communications and Internet infrastructure, they have begun to question the high valuations of more than 100 times earnings often accorded these stocks. Meanwhile, other sectors of the stock market, notably economically cyclical areas, continue to sell at less than ten times earnings. The tug of war between growth and value continued as the fiscal year drew to a close.

BONDS: TREASURY SECURITIES RALLY

Despite the Fed's tightening posture, Treasury bonds have rallied in recent months as the federal government, flush with a budget surplus, retired debt. As a result, Treasury bonds, particularly 30-year bonds, produced healthy returns amid shrinking supply. In contrast, corporate bonds did not perform nearly as well, as investors became concerned that a slowing economy might impair credit quality. As of July 31, 2000, the yield spread on corporate bonds over comparably maturing Treasury securities had widened to 1.50 percentage points, more than twice the normal yield differential. With high-grade corporate bond yields at roughly 7.5%, we believe that these bonds offer good value, although we are concerned that corporate managements are increasingly bolstering stock prices by incurring additional debt to repurchase shares.

Meanwhile, our view of the stock market remains positive over the long term. Inflation remains subdued, Corporate America continues to produce healthy profits and the U.S. remains the world leader in productivity, innovation and technology.

Sincerely,

/SIGNATURE/Luck Mazur

Luke Mazur
Managing Director, Chief Investment Officer
HighMark Capital Management, Inc.
August 2000


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GROWTH
  FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
CISCO SYSTEMS                     5.9
EMC                               4.5
INTEL                             4.5
NORTEL NETWORKS                   3.8
SUN MICROSYSTEMS                  3.6
GENERAL ELECTRIC                  3.6
CORNING                           3.3
ORACLE                            3.0
TEXAS INSTRUMENTS                 2.6
XILINX                            2.5




TOP FIVE SECTORS

                                 % OF
SECTOR                         PORTFOLIO
TECHNOLOGY                       55.9
CONSUMER STAPLES                 10.0
HEALTHCARE                        8.6
CAPITAL GOODS                     7.2
CONSUMER CYCLICALS                5.7

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ended July 31, 2000, the HighMark Growth Fund returned 11.13% (Fiduciary Shares). In comparison, the Lipper Growth Funds Objective rose 20.80% while the Standard & Poor's 500 Composite Index was up 8.97% and the S&P 500/ BARRA Growth Index rose 16.97%.

FACTORS AFFECTING PERFORMANCE

During the fiscal year, the Fund outperformed the S&P 500 Composite Index but underperformed the S&P 500 BARRA/Growth Index and its Lipper peer group. The reason for that result was the Fund's broad diversification strategy beyond technology into other growth segments. Meanwhile, despite a massive sell-off in March and April, technology continued to dominate the growth sector, our Lipper peers and the S&P 500 BARRA/Growth Index.

The Fund has since increased its technology weighting to reflect our view that areas such as semi-conductors, optics, data storage and other fields related to the build-out of the Internet are likely to provide the greatest growth. Our concentration will tend to favor blue-chip companies such as Cisco Systems, EMC, Intel and JDS Uniphase, all of which provided excellent results for the Fund during the fiscal year.

Other areas of strength included diversified financial services such as Citigroup, Morgan Stanley Dean Witter and Charles Schwab. We de-emphasized banks because the investment community views them negatively in a period of rising interest rates. In addition, recent consolidation in the banking industry has proven to be disappointing from an earnings standpoint.

Traditionally, consumer products companies have helped the Fund's performance. However, these companies have generally disappointed investors in recent quarters. One exception is Starbucks, which has continued to produce strong growth, most recently in foreign regions.

CURRENT STRATEGY & OUTLOOK

Corporations no longer view technology spending as a necessary but non-revenue generating part of their business. Increasingly, it is viewed as a strategic focus in growing revenues and profits, a dramatic shift that has taken place in the past few years. As a result, the technology sector deserves a larger allocation of the Fund's investment dollars.

At the same time, investors are shifting away from concept companies such as the "dot-coms" with no profits to tangible technology companies with current profits. That shift bodes well for this Fund, because we concentrate on leading companies that have already demonstrated strong profit growth.

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

HIGHMARK GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[photo graphic omitted]
TEAM LEADER
CRAIG BRAEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH FUND* VERSUS THE S&P 500/BARRA GROWTH INDEX, THE S&P 500 COMPOSITE INDEX AND THE LIPPER GROWTH FUNDS OBJECTIVE.

[line graph omitted]
plot points as follows:

            HighMark   HighMark    HighMark      HighMark    S&P 500   Lipper Growth  S&P 500/
             Growth   Syn Growth  Synth Growth Synth Growth   Synth    Funds          Barra Growth
           Fiduciary    Cl A         Cl B           Cl C      Index    Objective      Index
11/30/93    10,000      9,450       10,000         10,000     10,000    10,000        10,000
7/94         9,650      9,129        9,650          9,650     10,100     9,973         9,933
7/95        12,085     11,420       12,085         12,085     12,733    12,527        12,985
7/96        13,622     12,891       13,622         13,622     14,841    13,806        15,277
7/97        20,234     19,142       20,234         20,234     22,574    19,903        23,908
7/98        24,805     23,403       24,698         24,805     26,926    22,681        29,864
7/99        29,082     27,363       28,714         29,082     32,374    27,058        37,094
7/00        32,319     30,337       31,637         32,144     35,278    32,686        43,388


* Fiduciary, Synthetic Class A, Synthetic Class B or Synthetic Class C Shares.

                                          ANNUALIZED    ANNUALIZED   ANNUALIZED
                              ONE YEAR     3 YEAR        5 YEAR     INCEPTION TO
                               RETURN      RETURN        RETURN           DATE
Fiduciary Shares               11.13%      16.89%        21.74%          19.42%
-------------------------------------------------------------------------------
Class A Shares                 10.87%      16.59%        21.58%          21.78%
-------------------------------------------------------------------------------
Class A Shares with load*       4.76%      14.42%        20.21%          20.65%
-------------------------------------------------------------------------------
Class B Shares                 10.18%      16.07%++      21.22%++        16.47%
-------------------------------------------------------------------------------
Class B Shares with load**      5.18%      15.32%++      21.04%++        15.50%
-------------------------------------------------------------------------------
Class C Shares                 10.53%++    16.68%++      21.61%++         2.92%+
-------------------------------------------------------------------------------
Class C Shares with load***     9.54%++    16.68%++      21.61%++         1.98%+
-------------------------------------------------------------------------------
+  Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
*  Reflects 5.50% sales charge.
** Reflects maximum CDSC of 5.00%.
***Reflects maximum CDSC of 1.00%.
   Past performance is not predictive of future results.


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VALUE
MOMENTUM
    FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
GENERAL ELECTRIC                  3.2
INTEL                             3.1
MORGAN STANLEY DEAN WITTER        3.1
AMGEN                             2.9
CITIGROUP                         2.8
CISCO SYSTEMS                     2.5
MARSH & MCLENNAN                  2.4
EXXON MOBIL                       2.3
CTS                               2.2
IBM                               2.2



TOP FIVE SECTORS
                                 % OF
SECTOR                         PORTFOLIO
FINANCIAL                        21.2
TECHNOLOGY                       14.9
HEALTHCARE                       13.0
CAPITAL GOODS                    12.2
CONSUMER CYCLICALS                9.6

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ending July 31, 2000, the HighMark Value Momentum Fund returned 4.47% (Fiduciary Shares). In comparison, the Lipper Multi-Cap Value Funds Classification posted a return of -1.11% during the fiscal year while the unmanaged Standard & Poor's 500 Composite Index rose 8.97%.

FACTORS AFFECTING PERFORMANCE

The Fund outperformed its Lipper peer group because its blue-chip technology holdings such as Intel and Cisco Systems were purchased during periods of price declines, and provided support to the portfolio when value was trailing the market. These leading tech stocks were safe havens for the Fund, particularly during the NASDAQ bear market in the spring of 2000.

Other areas of strength in the Fund included natural gas and health care. As the price of oil rose from $12 to $30 per barrel, the demand for natural gas also doubled in price, while supply remained constrained. The pharmaceutical sector benefited from the improved climate towards the industry on Capitol Hill. Drug stocks also benefited from the sell-off in technology.

The S&P 500 Composite Index is a mixture of growth as well as value, while the Fund focuses on the value investment style. For this reason, the Fund lagged the S&P 500 Composite Index for the period. While value was strong in March and April, it generally lagged growth during the year, although not as badly as the prior fiscal year. Many value sectors, such as financial services and economic cyclicals, are particularly sensitive to rising interest rates, and that was the environment for most of the fiscal year. In addition, companies that failed to meet earnings expectations, many of which were economic cyclicals, saw their stocks fall sharply.

CURRENT STRATEGY AND OUTLOOK

Because financial services and consumer sectors bear the brunt of the Federal Reserve Board's actions, we remain underweighted in those areas relative to most value investors. Our technology weighting, while lower than the S&P 500 Composite Index, remains higher than the average value fund. We continue to search for moderately valued companies with strong growth rates, and occasionally, we find technology companies that sell at reasonable prices. Meanwhile, the Fund's price/earnings ratio is about 30% below the S&P 500 Composite Index, suggesting that we hold attractively valued stocks compared to the overall market.

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

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF INCOME.

[photo graphic omitted]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND* VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION.

[line graph omitted]
plot points as follows:


          HighMark    HighMark    HighMark       HighMark     HighMark                    Lipper
            Value      Value      Value          Value        Value                       Multi-Cap
          Momentum Momentum Synth Momentum       Momentum     Momentum       S&P 500      Value Funds
         Fiduciary     Class I    Class A        Class B      Class C        Comp. Index  Classification
2/28/91     10,000      10,000       9,450        10,000       10,000        10,000       10,000
7/91        10,637      10,637      10,052        10,637       10,637        10,694       10,633
7/92        11,869      11,869      11,216        11,869       11,869        12,065       12,028
7/93        13,344      13,344      12,611        13,344       13,344        13,116       13,631
7/94        13,914      13,914      13,150        13,914       13,914        13,788       14,446
7/95        17,450      17,450      16,491        17,450       17,450        17,383       17,440
7/96        20,383      20,383      19,226        20,383       20,383        20,260       19,626
7/97        30,065      30,065      28,289        30,065       30,065        30,817       28,292
7/98        32,837      32,837      30,823        32,689       32,837        36,759       30,587
7/99        37,132      37,132      34,765        36,576       37,132        44,195       33,942
7/00        38,792      38,825      36,236        37,856       38,561        48,159       33,449


* Fiduciary, Synthetic Class I, Synthetic Class A, Synthetic Class B or Synthetic Class C Shares.

                                        ANNUALIZED    ANNUALIZED    ANNUALIZED
                             ONE YEAR     3 YEAR        5 YEAR     INCEPTION TO
                              RETURN      RETURN        RETURN         DATE
Fiduciary Shares               4.47%       8.87%        17.33%        16.05%
----------------------------------------------------------------------------
Class I Shares                 4.56%++     8.90%++      17.35%++      10.72%+
----------------------------------------------------------------------------
Class A Shares                 4.23%       8.60%        17.05%        15.87%
----------------------------------------------------------------------------
Class A Shares with load*     -1.50%       6.58%        15.73%        15.08%
----------------------------------------------------------------------------
Class B Shares                 3.50%       7.98%++      16.75%++       6.90%
----------------------------------------------------------------------------
Class B Shares with load**    -1.41%       7.12%++      16.54%++       5.80%
----------------------------------------------------------------------------
Class C Shares                 3.85%++     8.65%++      17.19%++       3.37%+
----------------------------------------------------------------------------
Class C Shares with load***    2.87%++     8.65%++      17.19%++       2.39%+
----------------------------------------------------------------------------
+   Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class I Shares on September 30, 1999, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
*   Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1, 1991, (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.


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INCOME
EQUITY
  FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
EXXON MOBIL                      4.9
CITIGROUP                        4.6
AMERICAN INTERNATIONAL GROUP     3.6
AT&T                             2.1
WORLDCOM                         2.1
ROYAL DUTCH PETROLEUM, ADR       2.1
VERIZON COMMUNICATIONS           2.1
HEWLET-PACKARD                   1.8
VIACOM, CL B                     1.6
MORGAN STANLEY DEAN WITTER       1.5



TOP FIVE SECTORS
                                 % OF
SECTOR                         PORTFOLIO
FINANCIAL                       30.3
ENERGY                          12.7
CONSUMER STAPLES                 9.4
COMMUNICATION SERVICES           8.9
TECHNOLOGY                       8.7

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ending July 31, 2000, the HighMark Income Equity Fund returned -9.67% (Fiduciary Shares). In comparison, the Lipper Equity Income Funds Classification posted a return of -3.68% during the period while the Standard & Poor's 500 Composite Index rose 8.97%.

FACTORS AFFECTING PERFORMANCE

The Fund's underperformance versus its Lipper peer group was due to the Fund's emphasis on cyclical stocks in such industries as chemicals, metals and papers. Many of these companies, which often pay dividends above 5%, perform poorly when the economy begins to slow. Indeed, the Federal Reserve Board has been on a campaign to slow the U.S. economy for the entire fiscal year. In addition, many of these companies failed to meet earnings expectations.

In recent months, financial services stocks began to perform better as long-term interest rates began to fall. The Fund's second largest holding, Citigroup, was a particularly good stock in the second half of the fiscal year. The company's diversified holdings in banking, stock brokerage and insurance made it less vulnerable to weakening corporate loan demand, a problem for pure bank stocks in a slowing economy.

Meanwhile, the Fund's emphasis on energy stocks, while rewarding in the first half of the period, produced modest results in the second half as OPEC announced its intention to step up production, thus easing pressure on the price of oil. In addition, the Fund lagged the S&P 500 Composite Index because the S&P 500 is dominated by growth stocks, while the Fund emphasizes the value investment style.

CURRENT STRATEGY AND OUTLOOK

The Fund's outlook depends in large part on the actions of the Federal Reserve Board. If the Fed continues to raise short-term interest rates, then economically cyclical stocks will continue to suffer. However, if the Fed is able to engineer a soft landing, allowing the economy to slow but maintain enough strength to allow cyclical companies to expand their businesses, then these stocks will likely perform better. Meanwhile, these companies continue to pay high dividends. Our strategy is to continue to search for companies with attractive valuations, that pay high dividends and that offer opportunities for capital appreciation.

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

HIGHMARK INCOME EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INCOME EQUITY FUND SEEKS TOTAL RETURN ON INVESTMENT, WITH DIVIDEND INCOME AS AN IMPORTANT COMPONENT OF THAT RETURN. A SECONDARY GOAL IS TO MAINTAIN A LOW LEVEL OF PRICE VOLATILITY.

[photo graphic omitted]
TEAM LEADER
MICHAEL MCBURNEY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INCOME EQUITY FUND* VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION.

[line graph omitted]
plot points as follows:

              HighMark      HighMark      HighMark      HighMark                  Lipper Equity
           Income Equity Income Equity Income Equity Income Equity      S&P 500   Income Funds
             Fiduciary   Synth Class A  Synth Class B  Synth Class C  Comp. Index  Classification
7/31/90          10,000      9,450          10,000         10,000        10,000        10,000
7/91             11,261      10,642         11,261         11,261        11,273        11,112
7/92             13,066      12,348         13,066         13,066        12,718        12,799
7/93             14,340      13,552         14,340         14,340        13,826        14,373
7/94             14,947      14,125         14,947         14,947        14,535        15,133
7/95             17,526      16,600         17,526         17,526        18,325        17,702
7/96             20,727      19,623         20,727         20,727        21,357        20,336
7/97             29,044      27,466         29,044         29,044        32,487        28,378
7/98             32,178      30,350         32,039         32,178        38,750        31,330
7/99             36,757      34,581         36,284         36,757        46,589        34,795
7/00             33,203      31,171         32,474         33,034        50,768        33,514


* Fiduciary, Synthetic Class A, Synthetic Class B or Synthetic Class C Shares.

                             ANNUALIZED  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                              ONE YEAR    3 YEAR        5 YEAR       10 YEAR  INCEPTION TO
                               RETURN     RETURN        RETURN        RETURN       DATE
Fiduciary Shares               -9.67%      4.56%        13.63%        12.75%       14.07%
-------------------------------------------------------------------------------------------
Class A Shares                 -9.86%      4.31%        13.43%        12.68%++     14.00%
-------------------------------------------------------------------------------------------
Class A Shares with load*     -14.84%      2.36%        12.15%        12.04%++     12.95%
-------------------------------------------------------------------------------------------
Class B Shares                -10.50%      3.79%++      13.13%++      12.50%++      3.10%
-------------------------------------------------------------------------------------------
Class B Shares with load**    -13.97%      3.16%++      12.90%++      12.50%++      2.26%
-------------------------------------------------------------------------------------------
Class C Shares                -10.13%++    4.38%++      13.51%++      12.69%++     -4.10%+
-------------------------------------------------------------------------------------------
Class C Shares with load***   -10.82%++    4.38%++      13.51%++      12.69%++     -4.84%+
-------------------------------------------------------------------------------------------

+   Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
*   Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results.

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
[Highmark Funds logo omitted]

  CORE EQUITY
         FUND

TOP TEN HOLDINGS*
                                % OF
                               PORTFOLIO
GENERAL ELECTRIC                 3.0
CISCO SYSTEMS                    2.3
INTEL                            2.2
MICROSOFT                        2.1
PFIZER                           1.6
IBM                              1.4
CITIGROUP                        1.3
SAP, ADR                         1.3
EXXON MOBIL                      1.2
APPLIED MATERIALS                1.2



TOP FIVE SECTORS
                                 % OF
SECTOR                         PORTFOLIO
TECHNOLOGY                       28.3
FINANCIAL                        15.4
HEALTHCARE                       12.0
CONSUMER STAPLES                  9.6
CAPITAL GOODS                     8.1

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

The Fund commenced operations on May 31, 2000 (Fiduciary Shares) and as of July 31, 2000, the HighMark Core Equity Fund had $34 million in assets.

ABOUT THE HIGHMARK CORE EQUITY FUND

Traditionally, the HighMark approach to equity management has been to divide the investment world into two segments: growth versus value. In contrast, the HighMark Core Equity Fund takes a different approach. Our mandate is to try to outperform the market while maintaining a risk profile that matches the market.

Instead of categorizing investments according to investment style, the HighMark Core Equity Fund selects stocks using three categories. The first category is represented by core positions, essentially, the largest 50-75 companies within the S&P 500 Composite Index. These stocks, which could represent 60% to 75% of the total market value of the portfolio, are long-term positions that are not likely to be sold out completely, even if the valuations of the stocks become stretched. The second category is represented by 10-25 stocks that are purchased to shore up industry or sector weightings relative to our benchmark. The third category is up to 10 stocks that are purchased as a result of internal research efforts. This is a bottom-up process driven by an important change such as management, markets or technology that signals for us that the prospects for the company are going to improve.

From a portfolio perspective, we are working to stay within a band of 90% to 110% of the S&P 500 Composite Index's broad economic sector weightings while more closely matching that benchmark's narrow industry weightings. In addition, the portfolio's "beta," or relative stock market variability, should not deviate by more than 10%. Our objective is to invest for the long term and not be concerned about volatility brought about by external factors such as the Federal Reserve Board. Instead, we seek to find stocks that are attractively priced with good managements and good prospects for growth.

10 -----------------------------------------------------------------------------
   1.800.433.6884

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE
THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[photo graphic omitted]
TEAM LEADER
CARL COLOMBO
HIGHMARK CAPITAL MANAGEMENT, INC.

  THIS SECTION WOULD NORMALLY INCLUDE A TOTAL RETURN TABLE AND COMPARISON CHART OF THE CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY
  FUND VERSUS ITS BENCHMARK, THE S&P 500 COMPOSITE INDEX. BECAUSE THE FUND HAD BEEN IN OPERATION FOR ONLY TWO MONTHS PRIOR TO THE DATE OF THIS ANNUAL REPORT,
             NO PERFORMANCE INFORMATION FOR THAT PERIOD IS PROVIDED.

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
[Highmark Funds logo omitted]

BALANCED
    FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
GENERAL ELECTRIC                 2.8
INTEL                            2.2
MICROSOFT                        2.0
CISCO SYSTEMS                    1.8
PFIZER                           1.5
CITIGROUP                        1.3
IBM                              1.3
SAP, ADR                         1.3
APPLIED MATERIALS                1.2
FNMA, 6.500%, 08/15/04           1.2



TOP FIVE SECTORS
                                % OF
SECTOR                         PORTFOLIO
TECHNOLOGY                      27.6
FINANCIAL                       18.6
HEALTHCARE                      12.5
CONSUMER STAPLES                10.4
CAPITAL GOODS                    8.2

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ending July 31, 2000, the HighMark Balanced Fund produced a return of 2.28% (Fiduciary Shares). In comparison, the Lipper Balanced Funds Objective, the Fund's peer group, rose 6.07% during the period. Meanwhile, the Standard & Poor's 500 Composite Index was up 8.97% and the Lehman Brothers U.S. Aggregate Bond Index reflected a return of 5.96%.

FACTORS AFFECTING PERFORMANCE

The Fund's bond portfolio was heavily weighted towards corporates, which lagged U.S. Treasury bonds. The Treasury market was influenced by the government's decision to buy back securities in response to the federal budget surplus. As a result, Treasury bonds rallied for much of the second half of the fiscal year. In contrast, corporate bonds responded negatively to the Federal Reserve Board's efforts to slow the U.S. economy. By the end of the period, high-grade corporate bonds were offering nearly 2 percentage points more in yield than U.S. Treasury bonds, more than twice the normal yield spread.

The equity portfolio was positively affected by its investments in semiconductor and telecommunications stocks, which continue to benefit from advances in technology and improving global economies. Examples of strong performers include Intel, Cisco Systems and Applied Materials. In addition, a number of corporate buyouts were beneficial to the equity portfolio's results. Warner Lambert, Best Foods and Union Pacific Resources were acquired during the period. On the other hand, the portfolio was hampered by the performance of economically cyclical stocks, many of which failed to meet their profit targets.

CURRENT STRATEGY & OUTLOOK

The Fund can invest up to 70% in equities, and the current allocation is about 66%. We continue to favor equities over bonds, reflecting positive demographic factors such as the nearly 80 million baby boomers who are actively investing for their retirement. In addition, the U.S. is enjoying its best economy in decades, a federal budget surplus, corporate profits at historically high levels and shareholder-friendly corporate managements. Tempering our enthusiasm are the high valuations in the stock market. Nevertheless, we continue to see good opportunities, purchasing stocks on a bottom-up basis with a mandate to outperform the market while maintaining a risk profile that is similar to the market.

12 -----------------------------------------------------------------------------
   1.800.433.6884

HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[photo graphic omitted]
TEAM LEADER
CARL COLOMBO
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND* VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AND THE LIPPER BALANCED FUNDS OBJECTIVE.

[line graph omitted]
plot points as follows:
Funds Average

          HighMark   HighMark    HighMark    HighMark               Lehman Bros   Lipper
          Balanced   Bal Synth   Bal Synth   Bal Synth  S&P 500     U.S Aggregate Balanced
          Fiduciary  Class A     Class B     Class C    Comp.Index  Bond index    Funds Objective
2/28/91     10,000     9,450       10,000     10,000      10,000       10,000        10,000
7/91        10,437     9,863       10,437     10,437      10,694       10,374        10,562
7/92        11,603     10,965      11,603     11,603      12,065       11,907        11,939
7/93        12,812     12,097      12,812     12,812      13,116       13,119        13,206
7/94        13,186     12,451      13,186     13,186      13,788       13,131        13,527
7/95        15,705     14,829      15,705     15,705      17,383       14,459        15,773
7/96        17,423     16,419      17,423     17,423      20,260       15,258        17,328
7/97        22,732     21,358      22,732     22,732      30,817       16,903        22,529
7/98        24,394     22,879      24,321     24,394      36,759       18,232        24,771
7/99        26,823     25,084      26,488     26,823      44,195       18,684        27,184
7/00        27,435     25,593      26,840     27,274      48,159       19,797        28,939


* Fiduciary, Synthetic Class A, Synthetic Class B or Synthetic Class C Shares.

                                         ANNUALIZED    ANNUALIZED    ANNUALIZED
                              ONE YEAR     3 YEAR        5 YEAR    INCEPTION TO
                               RETURN      RETURN        RETURN         DATE
Fiduciary Shares                2.28%       6.47%        11.80%        11.66%
--------------------------------------------------------------------------------
Class A Shares                  2.03%       6.22%        11.53%        11.38%
--------------------------------------------------------------------------------
Class A Shares with load*      -3.57%       4.23%        10.28%        10.56%
--------------------------------------------------------------------------------
Class B Shares                  1.33%       5.69%++      11.31%++       4.91%
--------------------------------------------------------------------------------
Class B Shares with load**     -3.24%       4.83%++      11.05%++       3.84%
--------------------------------------------------------------------------------
Class C Shares                  1.68%++     6.26%++      11.67%++       1.29%+
--------------------------------------------------------------------------------
Class C Shares with load***     0.77%++     6.26%++      11.67%++       0.37%+
--------------------------------------------------------------------------------
+   Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
*   Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and November 13, 1992 (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

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
[Highmark Funds logo omitted]

SMALL
CAP VALUE
     FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
EQUITABLE RESOURCES              2.4
VENATOR GROUP                    2.3
ADAC LABORATORIES                2.1
DURA PHARMACEUTICALS             2.0
IBIS TECHNOLOGY                  1.7
RECKSON ASSOCIATES REALTY        1.7
DIRECT FOCUS                     1.6
SPEEDFAM-IPEC                    1.6
INSITUFORM TECHNOLOGIES, CL A    1.5
FIRST INDUSTRIAL REALTY TRUST    1.5



TOP FIVE SECTORS
                                % OF
SECTOR                        PORTFOLIO
TECHNOLOGY                      20.5
CAPITAL GOODS                   17.7
FINANCIAL                       12.0
CONSUMER CYCLICALS              11.5
HEALTHCARE                      10.8

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ended July 31, 2000, the HighMark Small Cap Value Fund returned 16.43% (Fiduciary Shares). In comparison, Lipper Small Cap Value Funds Classification reflected a return of 7.36% while the Standard & Poor's 600 Small Cap/BARRA Value Index returned 3.11%. Meanwhile, the FT/S&P World Excluding U.S. Medium/Small Cap Index, a measurement that reflects the Fund's international component, returned 4.85%.

FACTORS AFFECTING PERFORMANCE

We are gratified that the Fund outperformed its benchmarks and peer group during the fiscal year. In part, we believe that our performance reflects our view that intellectual capital is sometimes a major determinant of a company's value.

Indeed, a number of big winners in the portfolio rely primarily on intellectual capital for their advancing profits. For instance, ADAC Laboratories, whose medical imaging machinery is gaining acceptance in hospitals, was a big gainer during the fiscal year. The company's products, which help doctors diagnose cancer more effectively, have garnered higher reimbursement from the federal government than other types of scanners. Another company, Summit Autonomous, provides the laser technology for corrective eye surgery that has become increasingly popular in the last year. The company received a buyout offer during the second quarter, a period that saw the stock double in price.

Besides these health care stocks, other strong sectors for the Fund included natural gas and semiconductors. It was also advantageous to underweight economically cyclical stocks, which performed poorly due to the Federal Reserve Board's aggressive actions to slow the U.S. economy.

Because international economies are increasingly sensitive to Fed policy, the international small cap portion of the Fund did not perform as well as the rest of the Fund. However, we continue to appreciate the diversification benefits of having an international portfolio, which tend to dampen the Fund's volatility.

CURRENT STRATEGY & OUTLOOK

Since April 1999, the small-cap sector has outperformed the larger firms that comprise the S&P 500 Composite Index. While we cannot predict whether this trend will continue, it is worth noting that the major small cap indexes continue to have lower price/earnings multiples and faster earnings growth than their larger-cap counterparts.

14 -----------------------------------------------------------------------------
   1.800.433.6884

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES.
[photo graphic omitted]
PORTFOLIO MANAGER
ELIZABETH PEARCE
HIGHMARK CAPITAL MANAGEMENT, INC.

SUB-ADVISER OF THE INTERNATIONAL PORTION: BRANDES INVESTMENT PARTNERS, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND* VERSUS THE S&P 600 SMALL CAP/BARRA VALUE INDEX, THE FT/S&PWORLD EXCLUDING U.S. MEDIUM/SMALL CAP INDEX, AND THE LIPPER SMALL CAP VALUE FUNDS CLASSIFICATION.

[line graph omitted]
plot points as follows:

         HighMark    HighMark     HighMark      HighMark    S&P 600      Lipper      FT/S&P
         Small Cap   Small Cap    Small Cap    Small Cap    Small Cap/   Small Cap   Excl. U.S. Med/
         Value Fid  Value Cl A    Value Cl B   Value Cl C   BARRA Value  Value       Small Cap Index
9/30/98    10,000      9,450       10,000        10,000     10,000       10,000      10,000
7/99       12,479     11,778       12,398        12,479     12,076       11,858      12,730
7/00       14,529     13,670       13,936        14,488     12,451       12,731      13,348


* Fiduciary, Class A, Class B or Synthetic Class C Shares.

                                                                    ANNUALIZED
                                      ONE YEAR                     INCEPTION TO
                                       RETURN                           DATE
Fiduciary Shares                       16.43%                          22.49%
-------------------------------------------------------------------------------
Class A Shares                         16.06%                          22.12%
-------------------------------------------------------------------------------
Class A Shares with load*               9.66%                          18.50%
-------------------------------------------------------------------------------
Class B Shares                         15.63%                          21.55%
-------------------------------------------------------------------------------
Class B Shares with load**             10.63%                          19.73%
-------------------------------------------------------------------------------
Class C Shares                         16.10%++                        15.64%+
-------------------------------------------------------------------------------
Class C Shares with load***            15.10%++                        14.64%+
-------------------------------------------------------------------------------
+   Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
*   Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results.

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
[Highmark Funds logo omitted]

INTERNATIONAL
EQUITY
         FUND

TOP TEN HOLDINGS*
                                 % OF
                               PORTFOLIO
VODAFONE AIRTOUCH                2.6
NOKIA OYJ                        2.1
TOTAL FINA ELF                   2.0
SHELL TRANSPORT & TRADING        2.0
NIPPON TELEGRAPH & TELEPHONE     1.9
TAKEDA CHEMICAL INDUSTRIES       1.7
ERICSSON, CL B                   1.7
ING GROEP                        1.7
ROHM                             1.5
SONY                             1.5



TOP FIVE COUNTRIES
                                 % OF
SECTOR                         PORTFOLIO
JAPAN                           20.0
UNITED KINGDOM                  18.6
FRANCE                          12.2
ITALY                            6.7
SWITZERLAND                      5.8

* EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE

For the fiscal year ending July 31, 2000, the HighMark International Equity Fund produced a total return of 11.21% (Fiduciary Shares). In comparison, the Lipper International Funds Objective posted a gain of 16.85% during the period while the Morgan Stanley Capital International EAFE Index, a benchmark made up of companies in 20 nations, reflected a return of 9.01%. The Fund's sub-adviser is AXA Investment Managers GS Ltd., a unit of the AXA Group, one of the world's largest money management firms.

FACTORS AFFECTING PERFORMANCE

The Fund outperformed its benchmark because it significantly reduced its allocation to Japan, using the proceeds to invest more fully in Europe and in emerging markets. Consumer spending in Japan has not grown as fast as expected, while Japanese technology stocks, which performed so well in the first half of the fiscal year, were the subject of profit taking in the second half.

In contrast, European companies offer stronger growth prospects. The low level of the euro has made them very competitive. Our overweights in energy and the Italian banking sectors have been very beneficial. The oil industry has consolidated in Europe, while the Italian financial services industry has been very aggressive in adopting Internet banking.

Another major advantage for the Fund versus the benchmark is its ability to invest in emerging markets. We are permitted to invest up to 10% of the portfolio in these developing areas. Our emerging market investments include a heavy concentration of technology companies in Eastern Europe, the Middle East, Africa, Latin America and Asia excluding Hong Kong, Singapore and Japan.

The Fund's performance was hurt by its investments in economically cyclical companies in Europe such as chemicals and other "old economy" manufacturing industries. For this reason, the Fund lagged its Lipper peer group.

CURRENT STRATEGY & OUTLOOK

We believe that Europe's prospects are extremely bright, as European companies have emerged from a long period of austerity to post excellent productivity gains. Economic growth is moderate, corporate profits are improving while inflation is still contained. In Japan, we remain cautious as corporate restructuring is still in its early stages. However, we continue to be positive on Asia excluding Japan, and believe that it is a very important growth area.

16 -----------------------------------------------------------------------------
1.800.433.6884

HIGHMARK INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF NON-U.S. ISSUERS.

[photo graphic omitted]
PORTFOLIO MANAGER
ROBERT DE GUIGNE
AXA INVESTMENT MANAGERS GS LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERNATIONAL EQUITY FUND* VERSUS THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS OBJECTIVE.

[line graph omitted]
plot points as follows:

          HighMark       HighMark       HighMark       HighMark                     Lipper Inter
          Inter Equity   Inter Equity   Inter Equity   Inter Equity                 Funds
          Fiduciary      Class A        Syn Class B    Syn Cl C       MSCI EAFE     Objective
2/28/95     10,000         9,450         10,000        10,000         10,000        10,000
7/95        11,143        10,530         11,143        11,143         11,368        11,346
7/96        11,650        11,009         11,650        11,650         11,770        12,021
7/97        12,585        11,893         12,585        12,585         13,902        14,993
7/98        12,482        11,796         12,482        12,482         14,663        16,057
7/99        13,218        12,492         13,218        13,218         16,085        17,146
7/00        14,700        13,858         14,515        14,614         17,534        20,035


* Fiduciary, Synthetic Class A, Synthetic Class B or Synthetic Class C Shares.

                                            ANNUALIZED  ANNUALIZED  ANNUALIZED
                                ONE YEAR      3 YEAR     5 YEAR    INCEPTION TO
                                 RETURN       RETURN     RETURN        DATE
------------------------------------------------------------------------------
Fiduciary Shares                 11.21%       5.32%       5.70%        7.06%
------------------------------------------------------------------------------
Class A Shares                   10.94%++     5.23%++     5.65%++     -0.84%+
------------------------------------------------------------------------------
Class A Shares with load*         4.84%++     3.27%++     4.46%++     -6.29%+
------------------------------------------------------------------------------
Class B Shares                   10.57%++     5.11%++     5.58%++     -1.17%+
------------------------------------------------------------------------------
Class B Shares with load**        5.57%++     4.20%++     5.25%++     -6.05%+
------------------------------------------------------------------------------
Class C Shares                   10.56%++     5.11%++     5.58%++     -1.19%+
------------------------------------------------------------------------------
Class C Shares with load***       9.56%++     5.11%++     5.58%++     -2.16%+
------------------------------------------------------------------------------
+   Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1995 with the performance of Class A Shares, Class B Shares, or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
*   Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1, 1995 (commencement of operations of Fiduciary Shares) to April 25, 1997 reflects the performance of the Stepstone International Equity Fund.

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
[Highmark Funds logo omitted]

CALIFORNIA
INTERMEDIATE
TAX-FREE BOND
         FUND

TOP TEN HOLDINGS
                                    % OF
                                  PORTFOLIO
LOS ANGELES, DEPARTMENT OF
 AIRPORTS, SER B,
  6.500%, 05/15/04                   2.1
SAN DIEGO COUNTY,
 REGIONAL TRANSPORTATION
 COMMISSION, SER A,
  6.000%, 04/01/06                   1.9
LOS ANGELES COUNTY,
 PUBLIC WORKS FINANCING AUTHORITY,
  5.500%, 10/01/08                   1.9
SAN DIEGO, PUBLIC FACILITY
 FINANCING AUTHORITY,
  6.000%, 05/15/06                   1.8
SAN FRANCISCO, BAY AREA
 RAPID TRANSIT, 5.500%, 07/01/05     1.8
CONTRA COSTA, WATER DISTRICT,
 SER G, 5.700%, 10/01/06             1.6
NORTHERN CALIFORNIA, POWER AGENCY,
 MULTIPLE CAPITAL FACILITIES,
  SER A, 6.400%, 08/01/02            1.6
ORANGE COUNTY, LOCAL TRANSPORTATION
 AUTHORITY, MEASURE M,
  6.000%, 02/15/07                   1.5
SAN DIEGO COUNTY,
 WATER AUTHORITY, SER A,
  5.000%, 05/01/04                   1.5
ORANGE COUNTY, LOCAL TRANSPORTATION
 AUTHORITY, MEASURE M,
  5.500%, 02/15/08                   1.4

TOP FIVE SECTORS
                                 % OF
SECTOR                         PORTFOLIO
REVENUE BONDS                       57.4
GENERAL OBLIGATIONS                 17.8
PARTICIPATION NOTES                 16.7
PREREFUNDED SECURITIES               6.3
CASH EQUIVALENTS/MONEY MARKETS       1.8

PERFORMANCE

For the fiscal year ended July 31, 2000, the HighMark California Intermediate Tax-Free Bond Fund returned 4.68% (Fiduciary Shares). In comparison, the Lipper California Intermediate Municipal Debt Funds Objective returned 4.40%, while the unmanaged Lehman Brothers 7-Year Municipal Bond Index reflected a return of 4.59%.

FACTORS AFFECTING PERFORMANCE

One reason that the Fund outperformed its benchmark and peer group was its shorter-than-average duration, particularly in the first half of the fiscal year when bond yields rose steadily. In addition, we have largely avoided the one area of the municipal bond market, health care, where credit downgrades have been prevalent. As a result, the Fund was able to produce superior returns while continuing to focus on high credit quality.

Municipal bond prices have firmed partly because of a shortage of issuance brought about by higher interest rates as well as budget surpluses at the state and local level. Even so, California continues to be the nation's largest issuer of municipal debt, followed by New York and Texas.

Intermediate-term municipal bond yields have remained at about 77%-78% of U.S. Treasury securities throughout the fiscal year, suggesting that intermediate tax-exempt bonds have performed in line with their Treasury counterparts. That is not the case with longer-term municipal bonds, which have lagged 30-year Treasury bonds due to the federal government's aggressive plans to buy back those bonds in light of the budget surplus.

CURRENT STRATEGY AND OUTLOOK

Through the second quarter of 2000, the market has seen 19 consecutive quarters in which credit upgrades exceeded credit downgrades. Nevertheless, we continue to emphasize high-quality securities. If the Federal Reserve Board is successful in slowing the U.S. economy, then credit downgrades could once again become a factor. In addition, we continue to focus on non-callable bonds to protect the portfolio against falling interest rates that would also take place in a slowdown. While recent economic data indicate that such a slowdown is not imminent, it is unlikely that the Federal Reserve Board will allow the U.S. economy to continue to grow at a rate of 5% per year because of concerns about inflation.

18 -----------------------------------------------------------------------------
   1.800.433.6884

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[photo graphic omitted]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND* VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.

[line graph omitted]
plot points as follows:

       HighMark      HighMark CA/Inter  HighMark CA/Inter  Lehman Bros   Lipper
       CA/Inter Tax  Tax-Free Bond      Tax-Free Bond      7-Year        Inter Muni Debt
       Fiduciary     Class A            Class B            Muni Bond     Funds Objective
10/31/93 10,000          9,575           10,000            10,000        10,000
7/94      9,702          9,280            9,702             9,953         9,905
7/95     10,407          9,956           10,407            10,760        10,519
7/96     11,102         10,610           11,102            11,307        11,142
7/97     12,079         11,546           12,079            12,284        12,068
7/98     12,652         12,084           12,652            12,930        12,605
7/99     13,100         12,513           13,100            13,355        12,940
7/00     13,713         13,100           13,615            13,968        13,509


* Fiduciary, Class A, Synthetic Class B Shares.

                                            ANNUALIZED  ANNUALIZED   ANNUALIZED
                                One Year      3 Year      5 Year    Inception to
                                 RETURN       RETURN      RETURN         DATE
-------------------------------------------------------------------------------
Fiduciary Shares                 4.68%         4.32%       5.67%         4.62%
-------------------------------------------------------------------------------
Class A Shares                   4.69%         4.30%       5.64%         4.58%
-------------------------------------------------------------------------------
Class A Shares with load*        0.25%         2.81%       4.73%         3.92%
-------------------------------------------------------------------------------
Class B Shares                   3.93%++       4.07%++     5.52%++       3.65%+
-------------------------------------------------------------------------------
Class B Shares with load**      -1.07%++       3.15%++     5.20%++      -1.35%+
-------------------------------------------------------------------------------
+   Cumulative inception to date
++ The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
*   Reflects 4.25% sales charge.
**  Reflects maximum CDSC of 5.00%.
    Past performance is not predictive of future results. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

----------------------------------------------------------------------------- 19
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

BOND &
INTERMEDIATE-
TERM BOND
       FUNDS

TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
FNMA, 6.000%, 12/01/08           8.1
U.S. TREASURY BOND,
  8.125%, 08/15/19               4.4
GNMA, 6.500%, 05/15/29           4.1
FNMA, 6.500%, 01/01/29           3.6
U.S. TREASURY BOND,
  10.375%, 11/15/12              3.3
GREEN TREE FINANCIAL,
  6.800%, 01/15/27               2.2
SAFEWAY, 5.750%, 11/15/00        2.0
FNMA, 7.500%, 12/01/26           2.0
FORD MOTOR CREDIT,
  6.500%, 02/28/02               1.9
U.S. TREASURY BOND,
  8.750%, 08/15/20               1.9
FNMA, 7.125%, 02/15/05           1.8

TOP FIVE SECTORS
                                 % OF
SECTOR                         PORTFOLIO
CORPORATE BONDS                 37.1
MORTGAGE BACKED SECURITIES      43.1
U.S. TREASURY/AGENCIES          16.4
CASH/SHORT TERM                  3.0
INTERNATIONAL US $               0.4

PERFORMANCE

For the fiscal year ended July 31, 2000, the HighMark Bond Fund returned 4.86% (Fiduciary Shares). In comparison, the Lipper Corporate A-Rated Debt Funds Objective produced a 4.11% return, while the unmanaged Lehman Brothers U.S. Aggregate Bond Index reflected a return of 5.96%.

For the same period, the HighMark Intermediate-Term Bond Fund returned 4.92% (Fiduciary Shares). In comparison, the Lipper Intermediate Investment-Grade Debt Objective reflected a 4.59% return, while the unmanaged Lehman Brothers Intermediate Government/Credit Bond Index rose 5.09%.

FACTORS AFFECTING PERFORMANCE

Because of their emphasis on high-quality corporate bonds, each fund's performance was significantly impacted by an unusual development in the Treasury market during the fiscal year. Corporate bonds underperformed due to an unusual demand for Treasury bonds brought on by the federal budget surplus, which led the U.S. Treasury to announce that they would retire bonds early as well as issue fewer new bonds in the future. Because of the demand from the government as well as the prospect of lower supply, most Treasury notes and bonds appreciated during the period, driving down yields and significantly widening the yield spread between government and corporate bonds.

Another reason that corporate bonds underperformed Treasury securities was investor concerns about the Federal Reserve Board's activities. With the U.S. economy growing at a 7.3% annual rate in the fourth quarter of 1999 and 5.5% in the first quarter of 2000, the Fed began an aggressive campaign to raise short-term interest rates in order to slow the economy and keep inflation at bay. In doing so, there was a fear among some investors that the Fed would overshoot the mark and throw the economy into a recession. This "hard landing" scenario would make corporate bonds more risky from a credit standpoint.

CURRENT STRATEGY & OUTLOOK

Corporate bond yield spreads will likely stay wide due to the continuing Treasury buyback program. However, we believe that the Federal Reserve Board is approaching the end of its tightening campaign. With a slower economy, long-term yields should stabilize or decline between now and the end of the year. In the meantime, investment-grade corporate bonds routinely offer investors about 7.5% in yield, roughly 1.5 percentage points more than U.S. Treasury bonds.

20 -----------------------------------------------------------------------------
   1.800.433.6884

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[photo graphic omitted]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND* VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER CORPORATE A-RATED DEBT FUNDS OBJECTIVE.

[line graph omitted]
plot points as follows:


                HighMark            HighMark           Lehman Bros.         Lipper Corp.
                Bond                Bond Synthetic     U.S. Aggregate       A-Rated debt
                Fiduciary           Class A            Bond Index           Funds Objective
7/31/90         10,000               9,575              10,000              10,000
7/91            10,898              10,435              11,070              10,977
7/92            12,472              11,942              12,706              12,768
7/93            13,726              13,143              14,000              14,153
7/94            13,295              12,642              14,012              13,997
7/95            14,549              13,817              15,429              15,360
7/96            15,249              14,501              16,282              16,094
7/97            16,864              16,049              18,037              17,863
7/98            18,113              17,248              19,455              19,117
7/99            18,403              17,510              19,938              19,255
7/00            19,298              18,368              21,216              20,046


* Fiduciary or Synthetic Class A Shares.

                                   ANNUALIZED ANNUALIZED ANNUALIZED  ANNUALIZED
                         ONE YEAR    3 YEAR     5 YEAR     10 YEAR  INCEPTION TO
                           RETURN    RETURN     RETURN     RETURN      DATE
-----------------------------------------------------------------------------
Fiduciary Shares            4.86%    4.59%      5.81%      6.79%       8.60%
-----------------------------------------------------------------------------
Class A Shares              4.90%    4.60%      5.86%      6.73%+      6.34%
-----------------------------------------------------------------------------
Class A Shares with load*   0.42%    3.10%      4.94%      6.27%+      5.58%
-----------------------------------------------------------------------------
+ The performance presented links the performance of Fiduciary Shares from its inception on February 15, 1984 with the performance of Class A Shares on June 20, 1994. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
* Reflects 4.25% sales charge.
  Past performance is not predictive of future results.

----------------------------------------------------------------------------- 21
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

HIGHMARK INTERMEDIATE-TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERMEDIATE-TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[photo graphic omitted]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
FNMA, 6.500%, 06/01/29           7.8
U.S. TREASURY BOND,
  7.250%, 05/15/16               3.1
FNMA, 6.500%, 05/01/30           3.0
WALT DISNEY, 5.620%, 12/01/08    2.6
LOCKHEED MARTIN,
  7.450%, 06/15/04               2.5
OLD DOMINION ELECTRIC,
  7.480%, 12/01/13               2.5
RAYTHEON, 6.150%, 11/01/08       2.5
GEORGIA-PACIFIC,
  9.875%, 11/01/21               2.4
GE GLOBAL INSURANCE,
  7.750%, 06/15/30               2.3
FLEETBOSTON FINANCIAL,
  7.125%, 04/15/06               2.2

    SECTOR
DIVERSIFICATION
                                 % OF
SECTOR                         PORTFOLIO
CORPORATE BONDS                 62.0
MORTGAGE-BACKED SECURITIES      27.8
U.S. TREASURY/AGENCIES           9.5
CASH/SHORT TERM                  0.7

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE HIGHMARK INTERMEDIATE-TERM BOND FUND* VERSUS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX, AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT OBJECTIVE.

[line graph omitted]
plot points as follows:

             HighMark           HighMark             Lehman Bros         Lipper Intermediate
             Inter-Term Bond,   Inter-Term           Intermed Gov't      Invest. Grade
             Fiduciary          Synthetic Class A    Credit Bond Index   Objective
2/28/91      10,000               9,575              10,000              10,000
7/91         10,427               9,984              10,362              10,406
7/92         12,030              11,508              11,826              11,978
7/93         13,131              12,561              12,843              13,186
7/94         13,071              12,491              12,964              13,141
7/95         14,169              13,541              14,106              14,355
7/96         14,799              14,145              14,853              15,047
7/97         16,146              15,434              16,201              16,606
7/98         17,174              16,419              17,292              17,758
7/99         17,621              16,845              17,936              18,057
1/00         18,488              17,674              18,849              18,885

* Fiduciary or Synthetic Class A Shares.


                                          ANNUALIZED     ANNUALIZED   ANNUALIZED
                              ONE YEAR      3 YEAR         5 YEAR   INCEPTION TO
                               RETURN       RETURN         RETURN         DATE
--------------------------------------------------------------------------------
Fiduciary Shares                4.92%        4.62%          5.47%         6.80%
--------------------------------------------------------------------------------
Class A Shares                  4.92%        4.62%          5.47%         5.99%
--------------------------------------------------------------------------------
Class A Shares
with load*                      0.49%        3.10%          4.56%         5.44%
--------------------------------------------------------------------------------
* Reflects 4.25% sales charge.
  Past performance is not predictive of future results. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and February 3, 1992 (commencement of operations of the Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Intermediate-Term Bond Fund.

22 -----------------------------------------------------------------------------
   1.800.433.6884

[Highmark Funds logo omitted]

 MONEY MARKET
        FUNDS

HIGHMARK TAXABLE MONEY MARKET FUNDS*
PERFORMANCE

The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following one-month effective yields as of July 31, 2000: 100% U.S. Treasury Money Market Fund, 5.70%; U.S. Government Money Market Fund, 6.20%; and Diversified Money Market Fund, 6.35%.**

FACTORS AFFECTING PERFORMANCE

The Diversified and U.S. Government Money Market Funds maintained a shorter-to-neutral weighted average maturity strategy for most of the period as interest rates were rising and liquidity needs took priority. In mid-May 2000, we began extending these portfolios as money market yields rose in anticipation of another rate hike. Policymakers delivered a 1/2 percent increase on May 16th, taking short-term rates to their current 6.50% target level. Fears of another tightening at the June 28th Federal Open Market Committee meeting, plus the usual quarter-end funding pressures, provided yet another opportunity to lock in attractive yields.

The 100% U.S. Treasury Money Market Fund has been successful in capitalizing on supply distortions over the year, such as the $65 billion in tax-related cash management bills issued toward the end of the first quarter, as the Treasury Department continues to aggressively pay down long-term securities and reallocate debt issuance.

CURRENT STRATEGY AND OUTLOOK

The Diversified and U.S. Government Money Market Funds intend to maintain average lives in the 55-day area through September, before building cash balances for quarter end. The 100% U.S. Treasury Money Market Fund will maintain a shorter average maturity to take advantage of increasing three- and six-month T-bill issuance in the latter half of the calendar year.

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND PERFORMANCE

The Fund's one-month effective yield as of July 31, 2000 (Fiduciary Shares) was 3.36%***. Using a combined federal and California state income tax rate of 41.95%, the one-month effective yield is equivalent to a 5.79% taxable yield.

FACTORS AFFECTING PERFORMANCE

Municipal note yields rose in tandem with the Federal Reserve Board's actions, which raised short-term interest rates from 5% to 6.50% between August 1, 1999 and July 31, 2000. During the period of rising interest rates, the Fund maintained a slightly shorter maturity, extending the portfolio toward the end of the period when it appeared that the Fed was nearing the end of its campaign to slow the U.S. economy. In addition, the Fund's average maturity lengthened in June and July to coincide with the seasonal issuance of longer-maturing tax-exempt notes.


CURRENT STRATEGY AND OUTLOOK

With the economy showing signals of a slowdown, the stock market's continuing volatility and a presidential election this year, the Federal Reserve Board will probably maintain a low profile until after the November elections. Thus, the Fund will continue to extend its weighted average maturity while pursuing additional opportunities to add value to the portfolio.

   * An investment in the highmark money market funds is neither insured nor guaranteed by the u.s. government. Although these funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive for the california tax-free money market fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

  ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of July 31, 2000 was 5.43%, 5.93% and 6.09%, respectively. The one-month effective yield for the U.S. Government Money Market Fund's Class B Shares was 5.15% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of July 31, 2000 was 5.12%, 5.62% and 5.78%, respectively.

 *** The one-month effective yield as of July 31, 2000 for the California
     Tax-Free Money Market Fund's Class A Shares and Class S Shares was 3.10% and 2.80% respectively.

----------------------------------------------------------------------------- 23
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

GROWTH FUND
--------------------------------------------------------------------------------
Description                         Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.5%
  Southwest Airlines               176,872     $  4,179
                                               --------
BANKS -- 0.7%
  Northern Trust                    72,560        5,433
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.8%
  Clear Channel Communications* (A) 74,650        5,687
  Comcast, Special Cl A*           293,700        9,990
  Gannett                           30,550        1,646
  Hispanic Broadcasting*           189,600        7,217
  Infinity Broadcasting, Cl A*      74,360        2,621
  Interpublic Group (A)            108,950        4,365
  Time Warner                      110,000        8,436
  TMP Worldwide*                    34,200        2,462
  Univision Communications, Cl A*   94,440       11,734
                                               --------
                                                 54,158
                                               --------
CHEMICALS -- 0.5%
  Avery Dennison                    70,190        3,808
                                               --------
COMMUNICATIONS EQUIPMENT -- 19.9%
  Cisco Systems*                   720,420       47,142
  Comverse Technology* (A)          24,600        2,159
  Corning                          111,703       26,132
  JDS Uniphase* (A)                123,780       14,622
  Juniper Networks* (A)             20,340        2,897
  Lucent Technologies              240,992       10,543
  Nokia, ADR                       336,090       14,893
  Nortel Networks (A)              404,600       30,092
  Sawtek*                          158,700        8,451
  SDL* (A)                           3,020        1,048
  Sycamore Networks* (A)            16,180        1,995
                                               --------
                                                159,974
                                               --------
COMMUNICATIONS SERVICES -- 0.3%
  Tycom Ltd*                         2,500           85
  Williams Communications Group*(A) 74,180        2,003
                                               --------
                                                  2,088
                                               --------
COMPUTERS & SERVICES -- 18.6%
  America Online*                  146,080        7,788
  Brocade Communications System*     9,540        1,704
  Check Point Software
    Technologies* (A)               67,300        7,807
  EMC*                             419,000       35,667
  Microsoft*                       254,280       17,752
  Network Appliance*                18,390        1,585
  Oracle*                          319,140       23,995
  Palm* (A)                        120,240        4,689
  Sun Microsystems*                271,030       28,577
  VeriSign*                         39,530        6,273
  Veritas Software* (A)             58,080        5,921
  Yahoo*                            60,230        7,751
                                               --------
                                                149,509
                                               --------
DIVERSIFIED OPERATIONS -- 5.4%
  General Electric                 550,370       28,310
  Tyco International               275,890       14,760
                                               --------
                                                 43,070
                                               --------
DRUGS -- 6.2%
  American Home Products            84,660        4,492
  Amgen*                           110,764        7,193
  Bristol-Myers Squibb              79,860        3,963
  Eli Lilly                         68,394        7,104
  Genentech* (A)                    68,560       10,430
  Johnson & Johnson                 27,080        2,520
  Pfizer                           260,727       11,244
  Schering-Plough                   56,170        2,426
                                               --------
                                                 49,372
                                               --------
ENTERTAINMENT -- 0.5%
  AT&T - Liberty Media, Cl A*      156,820        3,489
  Walt Disney                       23,114          894
                                               --------
                                                  4,383
                                               --------
FINANCIAL SERVICES -- 3.0%
  American Express                  79,995        4,535
  Charles Schwab                   188,940        6,825
  Citigroup                         96,112        6,782
  Morgan Stanley Dean Witter        60,880        5,555
                                               --------
                                                 23,697
                                               --------
FOOD, BEVERAGE & TOBACCO -- 1.2%
  Anheuser-Busch                    65,900        5,305
  Coca-Cola (A)                     25,986        1,593
  Pepsico                           64,810        2,969
                                               --------
                                                  9,867
                                               --------
GAS/NATURAL GAS -- 0.8%
  Enron                             86,700        6,383

        The accompanying notes are an integral part of the financial statements. 24 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                 Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   INSURANCE -- 1.6%
     American International Group      86,708     $  7,603
     Berkshire Hathaway, Cl B*          2,242        4,092
     Marsh & McLennan                   6,660          813
                                                  --------
                                                    12,508
                                                  --------
   LEISURE -- 1.4%
     Carnival                          65,030        1,215
     Harley-Davidson                  216,870        9,732
                                                  --------
                                                    10,947
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 2.9%
     Guidant*                          50,640        2,855
     Medtronic                         84,710        4,325
     PE Biosystems Group              119,950       10,458
     Waters*                           49,830        5,911
                                                  --------
                                                    23,549
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 1.1%
     Automatic Data Processing         45,230        2,242
     Devry* (A)                       193,090        6,541
                                                  --------
                                                     8,783
                                                  --------
   PRINTING & PUBLISHING -- 0.3%
     McGraw-Hill                       44,100        2,621
                                                  --------
   RETAIL -- 4.6%
     Costco Wholesale*                169,260        5,512
     Home Depot                        92,321        4,778
     Kohl's*                           64,040        3,634
     Safeway*                         206,040        9,285
     Starbucks*                       288,200       10,807
     Walgreen                          34,220        1,067
     Wal-Mart Stores                   35,700        1,961
                                                  --------
                                                    37,044
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS-- 16.5%
     Applied Materials*               174,380       13,231
     Applied Micro Circuits*           52,040        7,767
     Intel                            538,972       35,976
     International Rectifier*          69,760        3,859
     National Semiconductor*          307,100       11,113
     PMC - Sierra*                     24,700        4,787
     Qualcomm*                        102,970        6,687
     Rambus* (A)                       52,700        3,864
     Texas Instruments                349,400       20,505
     Vitesse Semiconductor* (A)        74,320        4,431
     Xilinx* (A)                      269,940       20,262
                                                  --------
                                                   132,482
                                                  --------
   SPECIALTY MACHINERY -- 1.1%
     Solectron* (A)                   221,490        8,929
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 3.0%
     Level 3 Communications* (A)      119,270        8,163
     Nextel Communications, Cl A*      59,580        3,333
     Qwest Communications
       International*                 100,300        4,708
     Vodafone Group PLC, ADR (A)      190,775        8,227
                                                  --------
                                                    24,431
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $548,272)                             777,215
                                                  --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- 2.5%
--------------------------------------------------------------------------------
     Federal Signal (B)
       6.709%, 08/02/00              $ 20,000       19,993
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $19,993)                               19,993
                                                  --------
--------------------------------------------------------------------------------
   CORPORATE BONDS -- 5.0%
--------------------------------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       6.968%, 01/08/01                10,000       10,000
     First USA Bank (B) (C)
       6.651%, 03/16/01                10,000       10,000
     First Union National Bank (B) (C)
       7.038%, 10/27/00                10,000       10,000
     Goldman Sachs Group, MTN (B) (C)
       7.058%, 10/16/00                10,000       10,000
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $40,000)                               40,000
                                                  --------

The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 25
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                     Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 1.9%
--------------------------------------------------------------------------------
     Nasdaq 100 Share Index* (A)       84,250     $  7,540
     Standard and Poor's 500 Index (A) 54,550        7,796
                                                  --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $16,017)                               15,336
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 6.8%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price $3,621,270
       (collateralized by various U.S. Treasury
       obligations, par value $7,837,000,
       0.000%-6.250%, 08/31/00-02/15/23;
       market value $3,693,079)       $ 3,621        3,621
     Greenwich Capital (B)
       6.750%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $35,006,563
       (collateralized by various
       corporate obligations, par
       value $69,518,077,
       0.000%-6.200%, 03/15/02-02/17/09;
       market value $36,752,103)       35,000       35,000
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $15,941,220 (collateralized
       by various corporate
       obligations, par value
       $16,768,617, 7.750%-8.000%,
       07/25/30; market value
       $16,735,225)                    15,938       15,938
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $54,559)                               54,559
                                                  --------
   TOTAL INVESTMENTS -- 113.1%
     (Cost $678,841)                               907,103
                                                  --------
   PAYABLE UPON RETURN OF
     SECURITIES LOANED -- (13.8%)                 (110,931)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 0.7%         5,627
                                                  --------
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 38,786,360 outstanding shares of
       beneficial interest                       $ 444,569
     Paid-in-Capital of Class A Shares (unlimited
       authorization -- no par value) based on
       2,924,786 outstanding shares of beneficial
       interest                                     51,045
     Paid-in-Capital of Class B Shares (unlimited
       authorization -- no par value) based on
       1,342,018 outstanding shares of beneficial
       interest                                     23,910
     Paid-in-Capital of Class C Shares (unlimited
       authorization -- no par value) based on
       44,908 outstanding shares of beneficial
       interest                                        851
     Accumulated net realized gain on investments   53,162
     Net unrealized appreciation on investments    228,262
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $801,799
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $18.62
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $18.53
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($18.53 / 94.5%)                $19.61
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES              $18.19
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES              $18.19
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $111,069,550.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY

        The accompanying notes are an integral part of the financial statements. 26 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
Description                            Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 0.6%
     United Technologies               86,490     $  5,049
                                                  --------
   AUTOMOTIVE -- 1.5%
     ArvinMeritor*                    116,800        1,825
     Ford Motor                       101,000        4,703
     TRW                              115,300        5,181
     Visteon*                          13,224          185
                                                  --------
                                                    11,894
                                                  --------
   BANKS -- 2.9%
     Bank of America                  156,847        7,431
     Bank United, Cl A (A)            160,000        5,830
     Chase Manhattan                  187,500        9,316
                                                  --------
                                                    22,577
                                                  --------
   BUILDING -- 0.7%
     Fleetwood Enterprises             37,400          484
     Masco                            240,000        4,740
                                                  --------
                                                     5,224
                                                  --------
   CHEMICALS -- 3.3%
     Avery Dennison                   211,000       11,447
     Cabot                            246,000        7,872
     EI du Pont de Nemours             66,879        3,030
     Engelhard                        226,000        4,082
                                                  --------
                                                    26,431
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 5.3%
     Cisco Systems* (A)               304,500       19,926
     CTS                              375,000       17,203
     Lucent Technologies              100,516        4,398
                                                  --------
                                                    41,527
                                                  --------
   COMPUTERS & SERVICES -- 5.5%
     American Power Conversion*       298,000        7,580
     Computer Associates International 65,000        1,613
     Hewlett-Packard                  135,000       14,740
     IBM                              153,000       17,203
     Wallace Computer Services        220,000        1,966
                                                  --------
                                                    43,102
                                                  --------
   DIVERSIFIED OPERATIONS -- 3.9%
     General Electric                 480,000       24,690
     Textron                           30,000        1,712
     Tyco International                87,000        4,655
                                                  --------
                                                    31,057
                                                  --------
   DRUGS -- 8.0%
     American Home Products           155,000        8,225
     Amgen*                           355,000       23,053
     Bristol-Myers Squibb             115,000        5,707
     Merck                            185,000       13,262
     Pharmacia                        100,000        5,475
     Watson Pharmaceutical* (A)       130,000        7,182
                                                  --------
                                                    62,904
                                                  --------
   FINANCIAL SERVICES -- 9.9%
     Associates First Capital, Cl A    65,000        1,702
     Bear Stearns                     128,445        6,920
     Citigroup                        306,751       21,645
     Fannie Mae                        75,000        3,741
     JP Morgan                         41,900        5,594
     Morgan Stanley Dean Witter       264,500       24,136
     Providian Financial               94,000        9,582
     Waddell & Reed Financial, Cl B   157,071        4,928
                                                  --------
                                                    78,248
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 2.5%
     IBP                              120,000        1,732
     Philip Morris                    209,000        5,277
     Sara Lee                         200,000        3,688
     Universal                        155,000        3,439
     Universal Foods                  281,500        5,489
                                                  --------
                                                    19,625
                                                  --------
   GAS/NATURAL GAS -- 5.3%
     Coastal                          280,000       16,170
     Oneok                            150,000        4,003
     Questar                          473,000        9,224
     Sempra Energy                    300,000        5,625
     Williams (A)                     170,000        7,098
                                                  --------
                                                    42,120
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 27
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
[Highmark Funds graphic omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

VALUE MOMENTUM FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
     Leggett & Platt (A)              376,000     $  6,580
                                                  --------
   INSURANCE -- 3.9%
     Allstate                         131,952        3,637
     Marsh & McLennan                 156,950       19,148
     Torchmark                        208,000        5,174
     UnumProvident                    120,088        2,762
                                                  --------
                                                    30,721
                                                  --------
   LEASING & RENTING -- 3.7%
     Comdisco                         549,503       14,218
     Gatx                             185,000        7,388
     Rollins Truck Leasing            698,000        4,973
     Xtra*                             70,000        2,809
                                                  --------
                                                    29,388
                                                  --------
   LEISURE PRODUCTS -- 0.4%
     Hasbro (A)                       294,800        3,353
                                                  --------
   MACHINERY -- 1.4%
     Caterpillar                       60,000        2,044
     Parker-Hannifin                  250,000        8,891
                                                  --------
                                                    10,935
                                                  --------
   MEASURING DEVICES -- 1.4%
     Agilent Technologies*             51,489        2,098
     Tektronix                        149,500        9,194
                                                  --------
                                                    11,292
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 5.0%
     Baxter International             206,000       16,017
     Mallinckrodt                     130,000        5,948
     PE Biosystems Group              140,000       12,206
     Tenet Healthcare*                165,000        5,022
                                                  --------
                                                    39,193
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 1.8%
     Cendant*                         352,479        4,516
     Equifax (A)                      185,000        4,371
     Manpower                         128,100        4,956
                                                  --------
                                                    13,843
                                                  --------
   OFFICE FURNITURE & FIXTURES -- 0.8%
     HON Industries                   230,000        6,138
                                                  --------
   PAPER & PAPER PRODUCTS -- 2.7%
     Kimberly-Clark                   199,920       11,483
     Weyerhaeuser                     116,800        5,336
     Willamette Industries            145,500        4,410
                                                  --------
                                                    21,229
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 5.8%
     Chevron                           88,000        6,952
     Conoco, Cl B                     195,776        4,515
     Exxon Mobil                      222,864       17,829
     Halliburton                      216,500        9,986
     Royal Dutch Petroleum, ADR (A)   110,000        6,408
                                                  --------
                                                    45,690
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
     Xerox                            217,400        3,234
                                                  --------
   PRINTING & PUBLISHING -- 2.0%
     Houghton Mifflin (A)             118,700        5,623
     McGraw-Hill                      170,000       10,104
                                                  --------
                                                    15,727
                                                  --------
   RAILROADS -- 1.3%
     Burlington Northern Santa Fe     158,000        3,861
     Florida East Coast Industries    149,000        6,258
                                                  --------
                                                    10,119
                                                  --------
   REAL ESTATE INVESTMENT TRUSTS -- 4.3%
     BRE Properties, Cl A             268,262        8,702
     CBL & Associates Properties      260,000        6,500
     First Industrial Realty Trust    120,000        3,840
     JP Realty                         60,000        1,133
     Kimco Realty (A)                 125,000        5,156
     Post Properties                  195,000        9,043
                                                  --------
                                                    34,374
                                                  --------
   RETAIL -- 3.1%
     Federated Department Stores*     246,700        5,936
     Kroger*                          100,000        2,069
     Lowe's                            45,000        1,898
     Target                           516,000       14,964
                                                  --------
                                                    24,867
                                                  --------

        The accompanying notes are an integral part of the financial statements. 28 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

VALUE MOMENTUM FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS -- 4.8%
     Applied Materials* (A)           150,000    $  11,381
     Avnet                             45,000        2,562
     Intel                            361,000       24,097
                                                 ---------
                                                    38,040
                                                 ---------
   STEEL & STEEL WORKS -- 0.8%
     Alcoa                            218,000        6,595
                                                 ---------
   TELEPHONES & TELECOMMUNICATIONS -- 5.3%
     AT&T                             185,400        5,736
     AT&T Wireless Group*              30,500          839
     CenturyTel (A)                   243,750        7,145
     SBC Communications               228,034        9,706
     Sprint (FON Group)                65,000        2,316
     Verizon Communications* (A)      344,456       16,189
                                                 ---------
                                                    41,931
                                                 ---------
     TOTAL COMMON STOCKS
       (Cost $414,419)                             783,007
                                                 ---------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- 1.3%
--------------------------------------------------------------------------------
     Federal Signal (B)
       6.709%, 08/02/00               $10,000        9,996
                                                 ---------
     TOTAL COMMERCIAL PAPER
       (Cost $9,996)                                 9,996
                                                 ---------
--------------------------------------------------------------------------------
   CORPORATE BONDS -- 6.3%
--------------------------------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       6.898%, 07/20/01                25,000       25,000
     First Union National Bank (B) (C)
       7.038%, 10/27/00                10,000       10,000
     Goldman Sachs Group, MTN (B) (C)
       7.058%, 10/16/00                15,000       15,000
                                                 ---------
     TOTAL CORPORATE BONDS
       (Cost $50,000)                               50,000
                                                 ---------
--------------------------------------------------------------------------------
Description                      Par (000)/Contracts  Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.9%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       6.500%, dated 07/31/00, matures 08/01/00,
       repurchase price $456,668
       (collateralized by a U.S. Treasury
       Bond, par value $332,000, 12.000%,
       08/15/13; market value
       $466,335)                       $  457      $   457
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $6,746,536 (collateralized by
       various corporate obligations,
       par value $7,096,701,
       7.750%-8.000%, 07/25/30;
       market value $7,082,569)         6,745        6,745
                                                 ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $7,202)                                 7,202
                                                 ---------
--------------------------------------------------------------------------------
   EQUITY OPTIONS -- 0.0%
--------------------------------------------------------------------------------
     American Home Products August
      65 Calls*                          (200)          (4)
     Cisco Systems August 70 Calls*      (100)         (18)
     Hewlett Packard August 130 Calls*    (50)          (4)
     Hewlett Packard August 140 Calls*   (100)          (3)
     Intel  August 75 Calls*             (100)          (3)
     Intel  August 80 Calls*             (200)          (1)
     Providian Financial August
      105 Calls*                         (100)         (31)
                                                 ---------
     TOTAL EQUITY OPTIONS
       (Cost $-108)                                    (64)
                                                 ---------
   TOTAL INVESTMENTS -- 107.6%
     (Cost $481,509)                               850,141
                                                 ---------
   PAYABLE UPON RETURN OF
     SECURITIES LOANED -- (8.4%)                   (66,741)
                                                 ---------
   OTHER ASSETS AND LIABILITIES, NET -- 0.8%         6,621
                                                 ---------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 29
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds graphic omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                        Value (000)
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par
       value) based on 21,295,314 outstanding
       shares of beneficial interest                 $229,776
     Paid-in-Capital of Class I Shares
       (unlimited authorization -- no par
       value) based on 4,142,978 outstanding
       shares of beneficial interest                  115,149
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 1,406,923 outstanding
       shares of beneficial interest                   28,218
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 287,929 outstanding
       shares of beneficial interest                    8,186
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par
       value) based on 19,626 outstanding
       shares of beneficial interest                      575
     Undistributed net investment income                  213
     Accumulated net realized gain on investments      39,272
     Net unrealized appreciation on investments       368,632
                                                     --------
   TOTAL NET ASSETS -- 100.0%                        $790,021
                                                     ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES               $29.10
                                                     ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I SHARES                 $29.10
                                                     ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                 $29.09
                                                     ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($29.09 / 94.5%)                   $30.78
                                                     ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES                 $28.95
                                                     ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES                 $28.94
                                                     ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $65,340,083.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE


        The accompanying notes are an integral part of the financial statements. 30 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS

JULY 31, 2000

INCOME EQUITY FUND

--------------------------------------------------------------------------------
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.7%
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 2.6%
     BF Goodrich (A)                   91,350     $  3,260
     Boeing                            61,400        3,009
     Raytheon, Cl B                    62,675        1,520
     United Technologies               25,125        1,467
                                                  --------
                                                     9,256
                                                  --------
   AIR TRANSPORTATION -- 0.4%
     Southwest Airlines                56,300        1,330
                                                  --------
   AUTOMOTIVE -- 1.7%
     Ford Motor                        79,350        3,695
     General Motors                    29,780        1,696
     TRW                               17,350          780
                                                  --------
                                                     6,171
                                                  --------
   BANKS -- 9.1%
     Bank of America                  109,750        5,199
     Bank of New York                  63,450        2,970
     Bank One (A)                      59,798        1,902
     Chase Manhattan                   83,350        4,141
     Comerica                          48,875        2,493
     Fifth Third Bancorp               34,937        1,443
     First Union                       55,650        1,436
     Firstar                           29,150          576
     FleetBoston Financial             79,975        2,864
     State Street                      13,575        1,363
     Washington Mutual                111,400        3,579
     Wells Fargo (A)                  111,750        4,617
                                                  --------
                                                    32,583
                                                  --------
   BEAUTY PRODUCTS -- 1.2%
     Procter & Gamble                  75,550        4,297
                                                  --------
   BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.6%
     Clear Channel Communications* (A) 21,375        1,628
     Comcast, Special Cl A*            19,700          670
                                                  --------
                                                     2,298
                                                  --------
   BUILDING -- 0.2%
     Masco                             29,225          577
                                                  --------
   CHEMICALS -- 2.3%
     Dow Chemical (A)                  56,875        1,635
     EI du Pont de Nemours             85,985        3,896
     Engelhard                         72,950        1,318
     Hercules                          62,200          929
     Rohm & Haas                       15,075          392
                                                  --------
                                                     8,170
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 1.8%
     Andrew*                           44,050        1,242
     Motorola                         161,075        5,325
                                                  --------
                                                     6,567
                                                  --------
   COMPUTERS & SERVICES -- 4.7%
     3Com*                             25,125          341
     Apple Computer* (A)               25,575        1,299
     Autodesk                           9,750          211
     Compaq Computer (A)              145,025        4,070
     Diebold                           39,025        1,105
     Electronic Data Systems           21,025          904
     Hewlett-Packard                   59,200        6,464
     Palm*                             37,285        1,454
     Peoplesoft*                       37,575          820
                                                  --------
                                                    16,668
                                                  --------
   DIVERSIFIED OPERATIONS -- 2.1%
     Honeywell International           49,525        1,665
     Illinois Tool Works               18,825        1,078
     Tyco International                89,750        4,802
                                                  --------
                                                     7,545
                                                  --------
   DRUGS -- 2.3%
     American Home Products            28,550        1,515
     Pharmacia                         80,651        4,416
     Watson Pharmaceutical*            44,375        2,452
                                                  --------
                                                     8,383
                                                  --------
   ELECTRICAL EQUIPMENT -- 0.8%
     Emerson Electric                  38,325        2,340
     WW Grainger                       17,750          564
                                                  --------
                                                     2,904
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 31
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INCOME EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   ELECTRICAL UTILITIES -- 4.4%
     AES* (A)                          23,500     $  1,256
     Ameren (A)                        98,125        3,551
     Constellation Energy Group        98,475        3,280
     Duke Energy (A)                   22,650        1,397
     Edison International              41,400          815
     PG&E                              98,325        2,544
     Southern                          37,525          917
     TXU                               58,550        1,830
                                                  --------
                                                    15,590
                                                  --------
   ENTERTAINMENT -- 3.8%
     Harrah's Entertainment* (A)       88,275        2,212
     Seagram                           14,800          830
     Viacom, Cl B*                     85,012        5,637
     Walt Disney                      128,925        4,988
                                                  --------
                                                    13,667
                                                  --------
   FINANCIAL SERVICES -- 11.6%
     American Express                  73,125        4,145
     Associates First Capital, Cl A    87,000        2,278
     Citigroup                        235,460       16,615
     Fannie Mae                        69,225        3,453
     H & R Block                           21            1
     Household International           67,200        2,995
     Lehman Brothers Holdings          18,550        2,085
     Merrill Lynch                     29,975        3,874
     Morgan Stanley Dean Witter        59,800        5,457
     T. Rowe Price Associates          17,950          734
                                                  --------
                                                    41,637
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 1.4%
     Coca-Cola Enterprises             43,250          830
     Hershey Foods                      9,500          439
     Philip Morris (A)                142,275        3,592
                                                  --------
                                                     4,861
                                                  --------
   GAS/NATURAL GAS -- 2.7%
     EL Paso Energy (A)                52,800        2,554
     Enron                             57,300        4,219
     Sempra Energy                     79,750        1,495
     Williams (A)                      37,600        1,570
                                                  --------
                                                     9,838
                                                  --------
   HOUSEHOLD PRODUCTS -- 0.3%
     Newell Rubbermaid                 28,800          776
     Whirlpool                          8,125          351
                                                  --------
                                                     1,127
                                                  --------
   INSURANCE -- 7.6%
     Aetna                             20,950        1,163
     American General                  33,950        2,264
     American International Group     148,725       13,041
     Hartford Financial Services       47,000        3,020
     Jefferson-Pilot                   15,062          919
     Marsh & McLennan                  25,112        3,064
     MBIA (A)                          22,500        1,253
     St. Paul                          54,850        2,437
                                                  --------
                                                    27,161
                                                  --------
   LEISURE PRODUCTS -- 0.4%
     Mattel                           122,550        1,356
                                                  --------
   MACHINERY -- 0.2%
     Ingersoll-Rand                    16,050          630
                                                  --------
   MANUFACTURING -- 1.4%
     Danaher                           35,550        1,811
     Minnesota Mining & Manufacturing  36,725        3,307
                                                  --------
                                                     5,118
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 1.6%
     Baxter International              23,625        1,837
     Boston Scientific* (A)            38,375          636
     Mallinckrodt                      11,000          503
     Tenet Healthcare* (A)             87,125        2,652
                                                  --------
                                                     5,628
                                                  --------
   METALS -- 1.3%
     Alcan Aluminium                   26,500          869
     Alcoa                             68,725        2,079
     Barrick Gold                      52,975          844
     Worthington Industries            66,625          704
                                                  --------
                                                     4,496
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES-- 0.2%
     First Data                        17,625          812
                                                  --------



        The accompanying notes are an integral part of the financial statements. 32 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

INCOME EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS -- 1.4%
     Kimberly-Clark                    35,953     $  2,065
     Weyerhaeuser                      42,075        1,922
     Willamette Industries             31,925          968
                                                  --------
                                                     4,955
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 12.6%
     Anadarko Petroleum (A)            15,850          758
     Ashland                           20,850          687
     Baker Hughes                      52,450        1,816
     BP Amoco PLC, ADR                 10,122          529
     Burlington Resources              59,475        1,940
     Chevron                           43,650        3,448
     Conoco, Cl B                      46,530        1,073
     Exxon Mobil                      217,973       17,438
     Halliburton (A)                   34,950        1,612
     Phillips Petroleum                37,050        1,883
     Royal Dutch Petroleum, ADR       127,475        7,425
     Schlumberger                      14,250        1,054
     Texaco                            32,975        1,630
     Tosco                             37,000          980
     Transocean Sedco Forex            24,150        1,195
     Unocal                            50,725        1,534
                                                  --------
                                                    45,002
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
     Eastman Kodak                     17,925          984
     Xerox                             70,525        1,049
                                                  --------
                                                     2,033
                                                  --------
   PRINTING & PUBLISHING -- 1.0%
     Harcourt General                   7,155          395
     Knight Ridder (A)                 33,525        1,747
     McGraw-Hill                       11,780          700
     Tribune                           19,500          634
                                                  --------
                                                     3,476
                                                  --------
   RAILROADS -- 0.3%
     Burlington Northern Santa Fe      37,100          907
                                                  --------
   REAL ESTATE INVESTMENT TRUSTS -- 3.2%
     Apartment Investment & Management,
       Cl A (A)                        54,375        2,630
     Kimco Realty (A)                  76,375        3,150
     Post Properties                   51,472        2,387
     Simon Property Group             131,875        3,445
                                                  --------
                                                    11,612
                                                  --------
   RETAIL -- 3.9%
     Albertson's                       22,425          677
     Costco Wholesale*                 27,050          881
     CVS                               35,725        1,409
     Federated Department Stores*      20,375          490
     Limited (A)                       43,575          891
     Lowe's                            27,875        1,176
     May Department Stores             16,137          383
     McDonald's                        72,500        2,284
     Safeway*                          47,975        2,162
     Sears Roebuck                     26,075          779
     Staples*                          23,950          331
     Supervalu                         58,800        1,040
     Target                            45,825        1,329
                                                  --------
                                                    13,832
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
     Advanced Micro Devices* (A)       17,700        1,273
     Kla-Tencor*                       13,300          708
     National Semiconductor*            8,325          301
     PerkinElmer                       23,675        1,514
                                                  --------
                                                     3,796
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 8.8%
     Alltel                            21,200        1,306
     AT&T                             244,162        7,554
     BellSouth                        121,675        4,844
     Global Crossing (A)               58,850        1,431
     SBC Communications                32,650        1,390
     Verizon Communications*          157,442        7,400
     WorldCom*                        192,650        7,525
                                                  --------
                                                    31,450
                                                  --------
   TRANSPORTATION -- 0.1%
     Ryder System                      25,100          524
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $343,168)                             356,257
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 33
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INCOME EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                          Par (000)    Value (000)
--------------------------------------------------------------------------------
   CORPORATE BONDS -- 7.0%
--------------------------------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       6.968%, 01/08/01               $10,000     $ 10,000
     Goldman Sachs Group, MTN (B) (C)
       7.058%, 10/16/00                15,000       15,000
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $25,000)                               25,000
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 5.9%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $2,900,841 (collateralized by
       various U.S. Treasury
       obligations, par value
       $5,818,000, 0.000%-6.625%,
       02/15/01-02/15/26;
       market value $2,959,066)         2,900        2,900
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $18,166,018 (collateralized
       by various corporate
       obligations, par value
       $19,108,889, 7.750%-8.000%,
       07/25/30; market
       value $19,070,837)              18,163       18,163
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,063)                               21,063
                                                  --------
   TOTAL INVESTMENTS -- 112.6%
     (Cost $389,231)                               402,320
                                                  --------
   PAYABLE UPON RETURN OF
     SECURITIES LOANED-- (12.1%)                   (43,163)
                                                  --------
   OTHER ASSETS AND LIABILITIES-- (0.5%)            (1,826)
                                                  --------
--------------------------------------------------------------------------------
                                                   Value (000)
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 23,503,890 outstanding shares
       of beneficial interest                     $267,217
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 5,103,854 outstanding
       shares of beneficial interest                67,569
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 307,937 outstanding
       shares of beneficial interest                 5,361
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par
       value) based on 3,124 outstanding
       shares of beneficial interest                    39
     Accumulated net realized gain on investments    4,056
     Net unrealized appreciation on investments     13,089
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $357,331
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $12.35
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $12.38
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($12.38 / 94.5%)                $13.10
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES              $12.30
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES              $12.29
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $41,750,740.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY


        The accompanying notes are an integral part of the financial statements. 34 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
--------------------------------------------------------------------------------
   AIR TRANSPORTATION -- 0.3%
     Delta Air Lines                    1,660     $     89
                                                  --------
   AUTOMOTIVE -- 0.3%
     Ford Motor                         1,780           83
     Visteon                              243            3
                                                  --------
                                                        86
                                                  --------
   BANKS -- 4.5%
     Bank of New York                  11,215          525
     Chase Manhattan                    7,665          381
     FleetBoston Financial             10,165          364
     Wells Fargo                        6,985          289
                                                  --------
                                                     1,559
                                                  --------
   BEAUTY PRODUCTS -- 1.7%
     Colgate-Palmolive                  6,190          345
     Gillette                           3,100           90
     Procter & Gamble                   2,895          165
                                                  --------
                                                       600
                                                  --------
   BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
     Comcast, Special Cl A*             5,910          201
     Gannett                            1,265           68
     Time Warner                        2,355          181
                                                  --------
                                                       450
                                                  --------
   CHEMICALS -- 1.4%
     Avery Dennison                     4,925          267
     EI du Pont de Nemours              3,833          174
     PPG Industries                     1,320           54
                                                  --------
                                                       495
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 6.2%
     Cisco Systems*                    16,625        1,088
     Lucent Technologies                8,220          360
     Motorola                           6,770          224
     Nortel Networks                    5,165          384
     Sawtek*                            1,590           85
                                                  --------
                                                     2,141
                                                  --------
   COMPUTERS & SERVICES -- 15.0%
     America Online*                    6,575          350
     Computer Associates International  4,955          123
     Computer Sciences*                 2,635          165
     Dell Computer*                     4,195          184
     Electronic Data Systems            3,805          164
     EMC*                               3,200          272
     Factset Research Systems             100            3
     Hewlett-Packard                    4,155          454
     IBM                                5,840          657
     Microsoft*                        14,735        1,029
     Oracle*                            6,365          479
     SAP, ADR                          11,145          621
     Sun Microsystems*                  3,200          337
     VeriSign*                            665          105
     Yahoo*                             1,570          202
                                                  --------
                                                     5,145
                                                  --------
   DIVERSIFIED OPERATIONS -- 5.3%
     General Electric                  27,645        1,422
     Honeywell International            5,775          194
     Tyco International                 3,620          194
                                                  --------
                                                     1,810
                                                  --------
   DRUGS -- 9.2%
     American Home Products             3,450          183
     Amgen*                             4,705          305
     Bristol-Myers Squibb               5,850          290
     Eli Lilly                          2,950          306
     Johnson & Johnson                  2,025          188
     Merck                              5,715          410
     Pfizer                            18,152          783
     Pharmacia                          7,160          392
     Schering-Plough                    6,885          297
                                                  --------
                                                     3,154
                                                  --------
   ELECTRICAL UTILITIES -- 0.5%
     FirstEnergy                        6,370          162
                                                  --------
   ENTERTAINMENT -- 1.8%
     Viacom, Cl B*                      3,715          246
     Walt Disney                        9,500          367
                                                  --------
                                                       613
                                                  --------
   FINANCIAL SERVICES -- 5.1%
     American Express                   8,740          495
     AXA Financial                      9,200          352
     Citigroup                          9,110          643
     Fannie Mae                         3,560          177
     Morgan Stanley Dean Witter         1,000           91
                                                  --------
                                                     1,758
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 35
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CORE EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- 2.3%
     Bestfoods                          1,345       $   94
     Coca-Cola                          6,145          377
     PepsiCo                            7,225          331
                                                  --------
                                                       802
                                                  --------
   GAS/NATURAL GAS -- 0.8%
     Williams                           6,765          282
                                                  --------
   HOTELS & LODGING -- 0.4%
     Hilton Hotels                     14,765          151
                                                  --------
   HOUSEHOLD PRODUCTS -- 0.5%
     Fortune Brands                     7,504          169
                                                  --------
   INSURANCE -- 4.1%
     Aflac                              5,735          298
     American International Group       1,005           88
     Berkshire Hathaway, Cl B*            135          246
     Hartford Financial Services        5,225          336
     Marsh & McLennan                   3,635          443
                                                  --------
                                                     1,411
                                                  --------
   LEISURE -- 0.2%
     Carnival                           4,195           78
                                                  --------
   MACHINERY -- 1.4%
     Ingersoll-Rand                     6,765          265
     Parker Hannifin                    6,520          232
                                                  --------
                                                       497
                                                  --------
   MEASURING DEVICES -- 0.2%
     Agilent Technologies*              1,588           65
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 2.7%
     Baxter International               2,825          220
     Medtronic                          3,135          160
     PE Biosystems Group                6,305          550
                                                  --------
                                                       930
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 0.7%
     Automatic Data Processing          1,050           52
     Pitney Bowes                       5,405          187
                                                  --------
                                                       239
                                                  --------
   PAPER & PAPER PRODUCTS -- 1.2%
     Kimberly-Clark                     4,785          275
     Weyerhaeuser                       2,690          123
                                                  --------
                                                       398
                                                  --------
   PETROLEUM REFINING -- 6.9%
     Chevron                            3,785          299
     Conoco, Cl A                       2,025           45
     Conoco, Cl B                       1,228           28
     Exxon Mobil                        7,184          575
     Halliburton                        8,225          379
     Phillips Petroleum                 2,595          132
     Royal Dutch Petroleum, ADR         5,700          332
     Ultramar Diamond Shamrock          7,035          161
     Unocal                             7,420          224
     USX-Marathon Group                 7,555          184
                                                  --------
                                                     2,359
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
     Xerox                              6,675           99
                                                  --------
   PRINTING & PUBLISHING -- 0.8%
     McGraw-Hill                        3,015          179
     Washington Post, Cl B                230          110
                                                  --------
                                                       289
                                                  --------
   RAILROADS -- 0.6%
     Burlington Northern Santa Fe       7,680          188
                                                  --------
   REAL ESTATE INVESTMENT TRUSTS -- 1.4%
     BRE Properties, Cl A               2,225           72
     CBL & Associates Properties        4,125          103
     First Industrial Realty Trust      2,050           66
     JP Realty                          4,300           81
     Kimco Realty                       2,040           84
     Post Properties                    1,945           90
                                                  --------
                                                       496
                                                  --------
   RETAIL -- 4.2%
     Albertson's                        6,320          191
     Costco Wholesale*                  9,460          308
     Federated Department Stores*       5,600          135
     Home Depot                         2,950          153
     McDonald's                         6,895          217
     Nordstrom                          3,135           55
     Target                             6,505          189
     Wal-Mart Stores                    3,690          203
                                                  --------
                                                     1,451
                                                  --------


        The accompanying notes are an integral part of the financial statements. 36 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                     Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS -- 6.8%
     Applied Materials*                 7,365     $    559
     Intel                             16,030        1,070
     Qualcomm*                          2,920          190
     Teradyne*                          3,055          194
     Texas Instruments                  4,135          243
     Xilinx*                            1,180           89
                                                  --------
                                                     2,345
                                                  --------
   STEEL & STEEL WORKS -- 0.5%
     Alcoa                              5,150          156
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 5.7%
     AT&T                               7,725          239
     AT&T Wireless Group*                  35            1
     Level 3 Communications*            1,075           74
     Nextel Communications, Cl A*       2,210          124
     Qwest Communications
       International*                   1,945           91
     SBC Communications                 9,835          419
     Sprint (FON Group)                 3,505          125
     Sprint (PCS Group)*                1,425           79
     Verizon Communications*           11,060          520
     WorldCom*                          7,075          276
                                                  --------
                                                     1,948
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $31,968)                               32,415
                                                  --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 1.5%
--------------------------------------------------------------------------------
     Standard and Poor's 500 Index      3,550          507
                                                  --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $522)                                     507
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 43.8%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       6.500%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $7,554,082 (collateralized
       by a SLMA obligation, par value
       $7,710,000, 0.000%, 08/01/00;
       market value $7,704,541)        $7,553        7,553
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $7,501,354 (collateralized by
       various U.S. Treasury
       obligations, par value
       $13,653,000, 0.000%-5.625%,
       11/30/00-05/15/20;
       market value $7,650,253)        $7,500     $  7,500
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $15,053)                               15,053
                                                  --------
   TOTAL INVESTMENTS -- 139.6%
     (Cost $47,543)                                 47,975
                                                  --------
   SECURITIES PURCHASED PAYABLE -- (40.0%)         (13,741)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 0.4%           143
                                                  --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 3,505,099 outstanding shares
       of beneficial interest                       33,754
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 2,730 outstanding
       shares of beneficial interest                    27
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 14,386 outstanding
       shares of beneficial interest                   144
     Undistributed net investment income                11
     Accumulated net realized gain on investments        9
     Net unrealized appreciation on investments        432
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $ 34,377
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $9.76
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A SHARES                $9.76
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($9.76 / 94.5%)                 $10.33
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES               $9.75
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 37
                                                       WWW.HIGHMARK FUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 66.3%
--------------------------------------------------------------------------------
   AIR TRANSPORTATION -- 0.2%
     Delta Air Lines                   13,525        $ 726
                                                  --------
   AUTOMOTIVE -- 0.2%
     Ford Motor                        14,015          653
     Visteon*                           1,835           26
                                                  --------
                                                       679
                                                  --------
   BANKS -- 2.9%
     Bank of New York                  88,575        4,146
     Chase Manhattan                   45,485        2,260
     Fleet Boston Financial            94,102        3,370
     Wells Fargo (A)                   54,825        2,265
                                                  --------
                                                    12,041
                                                  --------
   BEAUTY PRODUCTS -- 1.3%
     Colgate-Palmolive                 47,625        2,652
     Gillette                          24,750          722
     Procter & Gamble                  32,825        1,867
                                                  --------
                                                     5,241
                                                  --------
   BROADCASTING, NEWSPAPERS &
    ADVERTISING -- 0.9%
     Comcast, Special Cl A*            47,870        1,628
     Gannett                           10,400          560
     Time Warner                       22,450        1,722
                                                  --------
                                                     3,910
                                                  --------
   CHEMICALS -- 0.9%
     Avery Dennison                    39,725        2,155
     EI du Pont de Nemours             22,376        1,014
     PPG Industries                    11,600          472
                                                  --------
                                                     3,641
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 4.0%
     Cisco Systems* (A)               117,575        7,694
     Lucent Technologies               70,350        3,078
     Motorola                          51,670        1,708
     Nortel Networks                   44,320        3,296
     Sawtek* (A)                       14,240          758
                                                  --------
                                                    16,534
                                                  --------
   COMMUNICATIONS SERVICES -- 0.0%
     Tycom*                             2,500           85
                                                  --------
   COMPUTERS & SERVICES -- 10.0%
     America Online* (A)               35,615        1,899
     Computer Associates International 40,057          994
     Computer Sciences*                25,075        1,567
     Dell Computer*                    34,510        1,516
     Electronic Data Systems           32,105        1,381
     EMC*                              25,965        2,210
     Hewlett-Packard                   35,750        3,903
     IBM                               49,650        5,583
     Microsoft*                       117,625        8,212
     Oracle*                           53,020        3,986
     SAP, ADR                          94,020        5,242
     Sun Microsystems*                 26,285        2,771
     VeriSign*                          5,360          851
     Yahoo*                            12,800        1,647
                                                  --------
                                                    41,762
                                                  --------
   DIVERSIFIED OPERATIONS -- 3.5%
     General Electric                 223,540       11,498
     Honeywell International           46,175        1,553
     Tyco International                30,270        1,619
                                                  --------
                                                    14,670
                                                  --------
   DRUGS -- 6.1%
     American Home Products            28,600        1,518
     Amgen*                            38,540        2,503
     Bristol-Myers Squibb              48,760        2,420
     Eli Lilly                         23,000        2,389
     Johnson & Johnson                 16,090        1,497
     Merck                             45,860        3,288
     Pfizer                           142,762        6,157
     Pharmacia                         54,600        2,989
     Schering-Plough                   62,650        2,706
                                                  --------
                                                    25,467
                                                  --------
   ELECTRICAL UTILITIES -- 0.3%
     FirstEnergy                       50,350        1,284
                                                  --------
   ENTERTAINMENT -- 1.1%
     Viacom, Cl B*                     26,115        1,732
     Walt Disney                       77,180        2,986
                                                  --------
                                                     4,718
                                                  --------
   FINANCIAL SERVICES -- 4.1%
     American Express                  71,275        4,040
     AXA Financial                     82,125        3,141
     Citigroup                         79,775        5,629
     Fannie Mae                        69,225        3,453
     Morgan Stanley Dean Witter         8,000          730
                                                  --------
                                                    16,993
                                                  --------


        The accompanying notes are an integral part of the financial statements. 38 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                             Shares  Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- 1.8%
     Bestfoods                         20,365     $  1,418
     Coca-Cola (A)                     49,650        3,044
     PepsiCo                           70,200        3,216
                                                  --------
                                                     7,678
                                                  --------
   GAS/NATURAL GAS -- 0.6%
     Williams (A)                      61,475        2,567
                                                  --------
   HOTELS & LODGING -- 0.3%
     Hilton Hotels                    118,200        1,212
                                                  --------
   HOUSEHOLD PRODUCTS -- 0.3%
     Fortune Brands                    60,982        1,372
                                                  --------
   INSURANCE -- 3.0%
     Aflac (A)                         54,625        2,837
     American International Group       9,022          791
     Berkshire Hathaway, Cl B*          1,035        1,889
     Hartford Financial Services       54,825        3,523
     Marsh & McLennan                  29,105        3,551
                                                  --------
                                                    12,591
                                                  --------
   LEISURE -- 0.2%
     Carnival                          32,790          613
                                                  --------
   MACHINERY -- 1.0%
     Ingersoll-Rand                    56,750        2,227
     Parker-Hannifin                   52,125        1,854
                                                  --------
                                                     4,081
                                                  --------
   MEASURING DEVICES -- 0.1%
     Agilent Technologies*             13,730          559
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 2.2%
     Baxter International              46,175        3,590
     Medtronic                         26,930        1,375
     PE Biosystems Group               47,275        4,122
                                                  --------
                                                     9,087
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 0.5%
     Automatic Data Processing          8,100          401
     Pitney Bowes                      45,190        1,565
                                                  --------
                                                     1,966
                                                  --------
   PAPER & PAPER PRODUCTS -- 0.8%
     Kimberly-Clark                    39,675        2,279
     Weyerhaeuser                      25,125        1,148
                                                  --------
                                                     3,427
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 4.4%
     Chevron                           29,370        2,320
     Conoco, Cl B                      47,093        1,086
     Exxon Mobil                       42,439        3,395
     Halliburton (A)                   71,000        3,275
     Phillips Petroleum                20,240        1,028
     Royal Dutch Petroleum, ADR        46,875        2,730
     Ultramar Diamond Shamrock         55,310        1,265
     Unocal                            59,575        1,802
     USX-Marathon Group                61,575        1,497
                                                  --------
                                                    18,398
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
     Xerox                             59,025          878
                                                  --------
   PRINTING & PUBLISHING -- 0.6%
     McGraw-Hill                       28,100        1,670
     Washington Post, Cl B              1,780          854
                                                  --------
                                                     2,524
                                                  --------
   RAILROADS -- 0.4%
     Burlington Northern Santa Fe      74,775        1,827
                                                  --------
   REAL ESTATE INVESTMENT TRUSTS -- 2.3%
     BRE Properties, Cl A              45,725        1,483
     CBL & Associates Properties       68,515        1,713
     First Industrial Realty Trust     45,360        1,452
     JP Realty                         75,125        1,418
     Kimco Realty (A)                  41,100        1,695
     Post Properties                   37,875        1,756
                                                  --------
                                                     9,517
                                                  --------
   RETAIL -- 3.0%
     Albertson's                       61,945        1,870
     Costco Wholesale*                 62,275        2,028
     Federated Department Stores*      49,075        1,181
     Home Depot                        23,805        1,232
     McDonald's                        70,210        2,212
     Nordstrom                         57,455        1,005
     Target                            46,240        1,341
     Wal-Mart Stores                   29,475        1,619
                                                  --------
                                                    12,488
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 39
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS -- 4.9%
     Applied Materials*                65,140     $  4,942
     Intel                            134,850        9,001
     Qualcomm*                         24,680        1,603
     Teradyne*                         26,890        1,704
     Texas Instruments                 40,045        2,350
     Xilinx* (A)                       10,645          799
                                                  --------
                                                    20,399
                                                  --------
   STEEL & STEEL WORKS -- 0.3%
     Alcoa                             40,220        1,217
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS-- 3.9%
     AT&T                              69,050        2,136
     AT&T Wireless Group*               4,175          115
     Level 3 Communications*            9,725          666
     Nextel Communications, Cl A*      19,000        1,063
     Qwest Communications
       International*                  16,095          755
     SBC Communications                79,880        3,400
     Sprint (PCS Group)* (A)           11,925          659
     Sprint (FON Group)                30,390        1,083
     Verizon Communications*           84,200        3,957
     WorldCom*                         65,330        2,552
                                                  --------
                                                    16,386
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $183,596)                             276,538
                                                  --------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 1.7%
--------------------------------------------------------------------------------
     U.S. Treasury Note
       6.125%, 08/15/07               $ 2,000        1,993
     U.S. Treasury Bonds
       7.250%, 05/15/16                 1,000        1,112
       8.125%, 08/15/19                 2,000        2,443
       7.125%, 02/15/23                 1,500        1,687
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $7,068)                                 7,235
                                                  --------
--------------------------------------------------------------------------------
     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
--------------------------------------------------------------------------------
     FHLMC
       5.750%, 03/15/09                $2,000     $  1,822
     FNMA
       6.500%, 08/15/04                 5,000        4,915
       6.375%, 06/29/05                 2,000        1,929
       6.375%, 06/15/09                  2000        1,899
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $11,004)                               10,565
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 11.0%
--------------------------------------------------------------------------------
     FHLMC
       6.000%, 02/01/28                 2,576        2,368
     FNMA
       7.500%, 08/01/01                   569          568
       6.500%, 05/01/14                 2,221        2,144
       6.500%, 03/01/24                   249          235
       8.000%, 08/01/24                   273          274
       8.000%, 05/01/25                   788          791
       7.000%, 09/01/25                   969          939
       8.000%, 07/01/26                   318          319
       7.000%, 09/01/26                   749          732
       7.500%, 09/01/26                   517          510
       7.000%, 12/01/26                   952          920
       7.500%, 03/01/27                   294          289
       6.500%, 10/01/27                 1,104        1,043
       6.500%, 12/01/27                 2,027        1,915
       7.000%, 12/01/27                 1,795        1,734
       6.000%, 03/01/28                 3,462        3,177
       6.000%, 05/01/28                   876          804
       6.500%, 05/01/29                 2,792        2,639
     GNMA
       6.500%, 09/15/08                 1,675        1,628
       6.000%, 11/15/08                 1,268        1,207
       6.500%, 06/15/23                   179          170
       6.500%, 02/15/24                    82           78
       7.500%, 05/15/24                   237          235
       7.500%, 09/15/25                   477          474
       7.000%, 02/15/26                   625          608
       6.500%, 04/15/26                   671          637
       7.000%, 08/15/26                 1,785        1,736
       7.500%, 09/15/26                 1,734        1,720
       7.500%, 01/15/27                 1,237        1,230
       7.000%, 10/15/27                 1,322        1,285
       6.500%, 05/15/28                   847          804


        The accompanying notes are an integral part of the financial statements. 40 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------
     GNMA -- (continued)
       6.000%, 12/15/28                $2,327     $  2,144
       6.500%, 01/15/29                 2,698        2,560
       6.000%, 02/15/29                 2,242        2,066
       7.000%, 03/15/29                 2,301        2,237
       6.000%, 04/15/29                 3,789        3,491
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
       (Cost $47,363)                               45,711
                                                  --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 16.8%
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 1.4%
     Litton Industries
       6.750%, 04/15/18                 2,500        2,178
     Lockheed Martin
       7.700%, 06/15/08                 2,000        1,970
     Raytheon
       6.550%, 03/15/10                 2,000        1,818
                                                  --------
                                                     5,966
                                                  --------
   AUTOMOTIVE -- 1.1%
     Ford Motor Credit
       6.500%, 02/28/02                 2,000        1,975
     General Motors Acceptance
       5.750%, 11/10/03                 2,600        2,473
                                                  --------
                                                     4,448
                                                  --------
   BANKS -- 2.3%
     Bankers Trust
       7.500%, 11/15/15                 2,000        1,900
     Bank One
       6.125%, 02/15/06                 1,000          926
     Chase Manhattan Bank
       6.700%, 08/15/08                 1,500        1,408
     Citicorp
       6.750%, 08/15/05                   450          436
     Fleet Boston
       8.000%, 09/15/04                 2,000        2,025
     Golden West Financial
       6.700%, 07/01/02                   150          147
     Royal Bank of Scotland Group
       6.375%, 02/01/11                 2,500        2,216
     U.S. Bancorp
       6.875%, 09/15/07                   500          477
                                                  --------
                                                     9,535
                                                  --------
   CHEMICALS -- 1.2%
     Dow Chemical
       6.850%, 08/15/13                $2,000        1,892
     EI DuPont de Nemours
       6.750%, 09/01/07                 3,000        2,917
                                                  --------
                                                     4,809
                                                  --------
   COMPUTERS & SERVICES -- 0.6%
     IBM
       5.370%, 09/22/03                 2,500        2,372
       8.375%, 11/01/19                   200          221
                                                  --------
                                                     2,593
                                                  --------
   DIVERSIFIED OPERATIONS -- 0.9%
     Honeywell International
       6.200%, 02/01/08                 4,000        3,715
                                                  --------
   ELECTRICAL UTILITITES -- 0.2%
     Panhandle Eastern Pipe Line
       7.875%, 08/15/04                 1,000        1,006
                                                  --------
   FINANCIAL SERVICES -- 1.8%
     American General Finance
       6.250%, 12/18/02                 2,000        1,952
     Associates of N.A.
       7.875%, 09/30/01                 2,000        2,010
     John Deere Capital
       7.000%, 10/15/02                 1,500        1,491
     Lehman Brothers Holding
       8.500%, 05/01/07                 2,000        2,050
                                                  --------
                                                     7,503
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 2.0%
     General Mills
       5.400%, 12/08/08                 2,500        2,200
     Joseph E. Seagram & Sons
       7.000%, 04/15/08                 1,500        1,433
     Pepsi Bottling Holdings
       5.375%, 02/17/04                 3,000        2,839
     Ralston Purina
       7.750%, 10/01/15                 2,000        1,978
                                                  --------
                                                     8,450
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 41
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                           Par (000) Value (000)
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
   FOREIGN GOVERNMENTS -- 0.4%
     Hydro Quebec
       8.050%, 07/07/24                $  150        $ 161
     Province of British Columbia
       7.000%, 01/15/03                 1,500        1,496
                                                  --------
                                                     1,657
                                                  --------
   INDUSTRIAL -- 1.0%
     Johnson Controls
       6.300%, 02/01/08                 2,000        1,863
     Pharmacia
       5.875%, 12/01/08                 2,500        2,275
                                                  --------
                                                     4,138
                                                  --------
   INSURANCE -- 0.5%
     American General
       6.750%, 06/15/05                 2,000        1,917
                                                  --------
   MACHINERY -- 0.1%
     Caterpillar Tractor
       6.000%, 05/01/07                   605          561
                                                  --------
   RETAIL -- 2.0%
     JC Penney
       6.000%, 05/01/06                 2,250        1,851
     Sears Roebuck Acceptance
       6.900%, 08/01/03                 2,000        1,958
     Wal-Mart Stores
       6.375%, 03/01/03                   450          444
       6.550%, 08/10/04                 2,000        1,973
       5.875%, 10/15/05                 2,000        1,905
                                                  --------
                                                     8,131
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 1.3%
     Chesapeake & Potomac Telephone of Maryland
       6.000%, 05/01/03                 1,500        1,449
       8.000%, 10/15/29                   175          178
     New England Telephone & Telegraph
       7.875%, 11/15/29                   250          250
     Qwest Capital Funding
       6.375%, 07/15/08                 2,000        1,818
     Vodafone Group PLC
       6.650%, 05/01/08                 2,000        1,865
                                                  --------
                                                     5,560
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $73,559)                               69,989
                                                  --------
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 0.9%
--------------------------------------------------------------------------------
     Citibank Credit Card Master Trust,
       Ser 1997-3, Cl A
       6.839%, 02/10/04                   100           99
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                 3,000        2,910
     Contimortgage Home Equity Loan Trust,
       Ser 1995-3, Cl A4
       7.440%, 09/15/12                    71           71
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                   450          450
     Green Tree Financial, Ser 1995-9, Cl A
       6.800%, 01/15/27                   350          347
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $3,880)                                 3,877
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 6.0%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price $3,930,987
       (collateralized by various
       U.S. Treasury obligations par
       value $9,778,000, 0.000%-5.750%,
       01/31/03-05/15/23;
       market value $4,009,649)         3,930        3,930
     Greenwich Capital (B)
       6.750%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $15,002,813 (collateralized
       by various corporate obligations,
       par value $29,793,462,
       0.000%-6.200%, 03/15/02-02/17/09;
       market value $15,750,901)       15,000       15,000
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $5,879,425 (collateralized
       by various corporate obligations,
       par value $6,184,585, 7.750%-8.000%,
       07/25/30; market value
       $6,172,269)                      5,878        5,878
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $24,808)                               24,808
                                                  --------


        The accompanying notes are an integral part of the financial statements. 42 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Value (000)
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 105.2%
     (Cost $351,278)                              $438,723
                                                  --------
   PAYABLE UPON RETURN OF
     SECURITIES LOANED -- (5.0%)                   (20,878)
                                                  --------
   OTHER ASSETS AND LIABILITIES -- (0.2%)             (788)
                                                  --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 25,530,119 outstanding shares
       of beneficial interest                      306,951
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 673,281 outstanding
       shares of beneficial interest                 8,292
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 298,117 outstanding
       shares of beneficial interest                 4,965
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par
       value) based on 2,913 outstanding
       shares of beneficial interest                    47
     Undistributed net investment income               462
     Accumulated net realized gain on investments    8,895
     Net unrealized appreciation on investments     87,445
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $417,057
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $15.74
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $15.73
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($15.73 / 94.5%)                $16.65
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES              $15.70
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES              $15.71
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $20,573,280.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
PLC -- PUBLIC LIMITED COMPANY


----------------------------------------------------------------------------- 43
The accompanying notes are an integral part of the financial statements.
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
U.S. COMMON STOCKS -- 73.8%
--------------------------------------------------------------------------------
   AIRLINES -- 1.5%
     America West Holdings, Cl B*      64,300     $  1,033
     Mesaba Holdings*                 114,900        1,142
                                                  --------
                                                     2,175
                                                  --------
   AIRCRAFT -- 1.3%
     Heico                              5,000          100
     Heico, Cl A                      116,440        1,863
                                                  --------
                                                     1,963
                                                  --------
   ATHLETIC EQUIPMENT -- 1.7%
     Direct Focus*                     50,000        2,475
                                                  --------
   AUTOMOTIVE -- 2.4%
     Copart*                          108,000        1,431
     Dollar Thrifty Automotive Group* 111,200        2,092
                                                  --------
                                                     3,523
                                                  --------
   BANKS -- 1.6%
     Bank United, Cl A                 30,000        1,093
     Eldorado Bancshares*             180,000        1,294
                                                  --------
                                                     2,387
                                                  --------
   BUILDING & CONSTRUCTION -- 1.1%
     Granite Construction              67,000        1,616
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 4.1%
     Adtran*                           33,800        2,034
     Advanced Fibre Communication*     30,000        1,286
     Antec* (A)                        36,800        1,391
     CTS                               29,100        1,335
                                                  --------
                                                     6,046
                                                  --------
   COMPUTER PROGRAMING & SOFTWARE -- 2.0%
     Progress Software*               107,000        1,612
     Take-Two Interactive Software*   129,100        1,283
                                                  --------
                                                     2,895
                                                  --------
   COMPUTERS & SERVICES -- 4.7%
     Infocus*                          40,000        1,400
     S3*                              198,600        2,036
     Tidel Technologies*              200,100        1,663
     Xircom*                           53,500        1,829
                                                  --------
                                                     6,928
                                                  --------
   CONTAINERS & PACKAGING -- 2.3%
     Bemis                             51,500        1,770
     Pactiv*                          180,000        1,665
                                                  --------
                                                     3,435
                                                  --------
   DRUGS -- 4.2%
     Cambrex                           30,000        1,356
     Dura Pharmaceuticals*            130,000        2,941
     Mylan Laboratories                86,500        1,838
                                                  --------
                                                     6,135
                                                  --------
   ELECTRICAL SERVICES -- 1.8%
     CMS Energy                        43,200        1,104
     Woodhead Industries               74,000        1,605
                                                  --------
                                                     2,709
                                                  --------
   ENTERTAINMENT -- 1.4%
     World Wrestling Federation
       Entertainment*                  99,000        2,104
                                                  --------
   FINANCIAL SERVICES -- 1.5%
     American Capital Strategies       83,700        2,145
                                                  --------
   FOOD -- 1.0%
     J & J Snack Foods*               103,400        1,538
                                                  --------
   GAS/NATURAL GAS -- 1.5%
     Unit*                            175,000        2,187
                                                  --------
   HOUSEHOLD PRODUCTS -- 0.9%
     RPM Ohio (A)                     150,000        1,397
                                                  --------
   INDUSTRIAL -- 3.9%
     Insituform Technologies, Cl A*    92,900        2,241
     Pentair                           65,000        1,991
     Quixote                          105,000        1,509
                                                  --------
                                                     5,741
                                                  --------
   INSURANCE -- 1.9%
     Fremont General                  227,800          925
     Liberty Financial                 85,500        1,881
                                                  --------
                                                     2,806
                                                  --------
   LEASING & RENTING -- 1.1%
     Rent-Way*                         54,000        1,674
                                                  --------


        The accompanying notes are an integral part of the financial statements. 44 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
   U.S. COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   MACHINERY -- 2.9%
     Applied Power, Cl A               49,000     $  1,939
     Aptargroup                        76,500        1,908
     Metals USA                       115,000          496
                                                  --------
                                                     4,343
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 5.1%
     Adac Laboratories*               156,000        3,091
     Isolyser*                        325,000          914
     Lasersight* (A)                  231,350          839
     Organogenesis* (A)                64,115          777
     Sola International*              310,000        1,841
                                                  --------
                                                     7,462
                                                  --------
   METALS -- 1.0%
     Ryerson Tull                      50,000          441
     Ucar International*               75,000        1,055
                                                  --------
                                                     1,496
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 4.5%
     Equitable Resources               70,000        3,644
     Evergreen Resources*              65,000        1,779
     Newpark Resources*               151,000        1,255
                                                  --------
                                                     6,678
                                                  --------
   PETROLEUM REFINING -- 1.2%
     Pennzoil-Quaker State            140,020        1,750
                                                  --------
   REAL ESTATE INVESTMENT TRUSTS -- 3.7%
     Bluegreen*                       250,100          688
     First Industrial Realty Trust     70,000        2,240
     Reckson Associates Realty (A)     99,500        2,612
                                                  --------
                                                     5,540
                                                  --------
   RETAIL -- 4.4%
     Casey's General Stores           160,000        1,890
     Cash America International       102,700          745
     Rite Aid (A)                     100,400          433
     Venator Group*                   242,900        3,431
                                                  --------
                                                     6,499
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 7.0%
     3DFX Interactive* (A)            172,500      $ 1,304
     Brooks Automation*                38,370        1,904
     Cypress Semiconductor* (A)        60,000        2,239
     Ibis Technology* (A)              60,000        2,490
     SpeedFam-IPEC*                   120,000        2,377
                                                  --------
                                                    10,314
                                                  --------
   SPECIALTY MACHINERY -- 1.5%
     York International                80,000        2,225
                                                  --------
   TRUCKING -- 0.6%
     Landstar System*                  16,500          898
                                                  --------
     TOTAL U.S. COMMON STOCKS
       (Cost $89,798)                              109,084
                                                  --------
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- 19.2%
--------------------------------------------------------------------------------
   AUSTRALIA -- 0.5%
     Pacific Dunlop, ADR               78,570          260
     PMP Communications               386,510          450
                                                  --------
                                                       710
                                                  --------
   AUSTRIA -- 2.1%
     Austria Tabakwerke                22,560          779
     BAU Holding                       22,420          910
     BBAG Oesterreichische
       Brau-Beteiligungs               16,000          726
     Boehler-Uddeholm, ADR             66,170          735
                                                  --------
                                                     3,150
                                                  --------
   BRAZIL -- 0.7%
     Centrais Geradoras do Sul do
       Brasil, ADR*                    71,690          516
     Copene-Petroquimica do
       Nordeste, ADR                   23,620          521
                                                  --------
                                                     1,037
                                                  --------
   CANADA -- 1.0%
     Hudson's Bay                      57,620          601
     Manitoba Telecom Services         50,370          949
                                                  --------
                                                     1,550
                                                  --------
   CAYMAN ISLANDS -- 0.3%
     Anangel American
      Shipholdings, ADR                75,200          404
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 45
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- (CONTINUED)
   CHILE -- 0.3%
     Quinenco, ADR                     39,683     $    335
     Sociedad Quimica y Minera de
       Chile, ADR                       1,740           35
                                                  --------
                                                       370
                                                  --------
   CHINA -- 0.6%
     Beijing Yanhua Petrochemical, ADR 47,460          338
     Shandong Huaneng Power, ADR       80,500          604
                                                  --------
                                                       942
                                                  --------
   ESTONIA -- 0.4%
     Eesti Telekom, GDR*               30,990          621
                                                  --------
   HONG KONG -- 2.8%
     Dairy Farm International Holdings,
       ADR                            138,350          367
     First Pacific, ADR               209,110          308
     Guoco Group                      214,000          466
     Liu Chong Hing Bank              733,110          644
     Mandarin Oriental, ADR            98,660          523
     Oriental Press Group             770,400          108
     Sing Tao                       2,156,000          329
     SmarTone Telecommunications
       Holding                        318,000          638
     South China Morning Post, ADR    208,890          737
                                                  --------
                                                     4,120
                                                  --------
   IRELAND -- 0.5%
     Greencore Group                  280,440          745
                                                  --------
   ITALY -- 0.4%
     Ansaldo Trasporti                511,670          531
                                                  --------
   JAPAN -- 4.2%
     Akita Bank (A)                   150,000          580
     Bank of Iwate (A)                 18,200          648
     Chofu Seisakusho                  43,000          499
     Daicel Chemical Industries        88,000          224
     Fuji Oil                          93,000          758
     Higo Bank                        162,000          590
     Osaka Steel                      135,600          553
     Taikisha                          86,000          848
     Yamanashi Chuo Bank              122,000          409
     Yokogawa Bridge                  263,000        1,030
                                                  --------
                                                     6,139
                                                  --------
   NETHERLANDS -- 1.5%
     Ahrend                            32,750          410
     Hollandsche Beton Groep           59,682          625
     Hunter Douglas                    26,584          690
     Internatio-Muller (A)             33,890          549
                                                  --------
                                                     2,274
                                                  --------
   PHILIPPINES -- 0.6%
     JG Summit Holdings             3,863,000          249
     Manila Electric, ADR             303,540          392
     RFM                            5,656,567          239
                                                  --------
                                                       880
                                                  --------
   SPAIN -- 0.3%
     Construcciones y Auxiliar de
       Ferrocarriles                   19,260          375
                                                  --------
   SWITZERLAND -- 0.8%
     Barry Callebaut                    1,510          225
     Daetwyler Holding                    658          891
     Edipresse                            321          137
                                                  --------
                                                     1,253
                                                  --------
   UNITED KINGDOM -- 2.2%
     Arriva                           163,480          502
     Coats Viyella, ADR*              286,880          625
     Elementis                        349,115          416
     Greene King                       30,310          222
     Hazlewood Foods                  486,410          667
     Heywood Williams Group           179,460          614
     Somerfield                       158,080          172
                                                  --------
                                                     3,218
                                                  --------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $28,360)                               28,319
                                                  --------
--------------------------------------------------------------------------------
   FOREIGN PREFERRED STOCKS -- 1.0%
--------------------------------------------------------------------------------
   BRAZIL -- 0.3%
     Centrais Eletricas de Santa
       Catarina, ADR                   10,980          445
                                                  --------
   GERMANY -- 0.7%
     Dyckerhoff                        20,690          466
     KSB                                6,236          492
                                                  --------
                                                       958
                                                  --------
     TOTAL FOREIGN PREFERRED STOCKS
       (Cost $1,695)                                 1,403
                                                  --------


        The accompanying notes are an integral part of the financial statements. 46 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                        Par (000)     Value (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 15.1%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $11,521,634 (collateralized
       by various U.S. Treasury obligations,
       par value $15,142,000, 0.000%-7.250%,
       01/31/02-02/15/21, market value
       $11,750,846)                   $11,520     $ 11,520
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $10,830,046 (collateralized
       by various corporate obligations,
       par value $11,392,158,
       7.750%-8.000%, 07/25/30,
       market value $11,369,472)       10,828       10,828
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $22,348)                               22,348
                                                  --------
   TOTAL INVESTMENTS -- 109.1%
     (Cost $142,201)                               161,154
                                                  --------
   PAYABLE UPON RETURN OF
     SECURITIES LOANED -- (7.3%)                   (10,828)
                                                  --------
   OTHER ASSETS AND LIABILITIES -- (1.8%)           (2,591)
                                                  --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 9,886,582 outstanding shares
       of beneficial interest                      108,263
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 611,864 outstanding
       shares of beneficial interest                 7,633
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 332,754 outstanding
       shares of beneficial interest                 4,149
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par
       value) based on 26,967 outstanding
       shares of beneficial interest                   363
     Distribution in excess of net investment income  (400)
     Accumulated net realized gain on investments    8,775
     Net unrealized depreciation on forward
       foreign currency contracts, foreign
       currency and translation of other
       assets and liabilities in foreign
       currency                                         (1)
     Net unrealized appreciation on investments     18,953
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $147,735
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $13.61
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $13.53
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($13.53 / 94.5%)                $14.32
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES              $13.45
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES              $13.43
                                                  ========

--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000. (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $10,499,646.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 47
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
Description                            Shares   Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 98.0%
--------------------------------------------------------------------------------
   AUSTRALIA -- 2.8%
     Australia & New Zealand Bank
       Group                           19,000     $    143
     Brambles Industries                8,800          255
     Broken Hill Proprietary           28,000          296
     Cable & Wireless Optus*           65,000          189
     Commonwealth Bank of Australia    23,500          378
     Foster's Brewing Group           120,000          329
     National Australia Bank (A)       15,000          215
     News Corporation                  43,000          520
     Rio Tinto                         22,000          329
     Southcorp                         57,000          161
     Telstra (A)                      103,200          425
     Westpac Banking (A)               18,000          128
     Woodside Petroleum (A)            10,000           73
                                                  --------
                                                     3,441
                                                  --------
   BELGIUM -- 1.8%
     Dexia                             10,261        1,502
     Fortis, Cl B                      23,797          732
                                                  --------
                                                     2,234
                                                  --------
   BRAZIL -- 1.2%
     Petro Brasileiro, ADR             29,200          781
     Vale do Rio Doce, ADR             26,900          750
                                                  --------
                                                     1,531
                                                  --------
   DENMARK -- 0.4%
     Tele Danmark                       8,500          523
                                                  --------
   FINLAND -- 2.1%
     Nokia OYJ                         58,000        2,569
                                                  --------
   FRANCE -- 13.3%
     Accor                             16,000          682
     Air Liquide                        4,838          616
     Alcatel                           20,350        1,501
     Aventis (A)                       21,177        1,631
     Cap Gemini                         3,594          706
     Carrefour Supermarche              7,508          552
     Groupe Danone                      6,590          990
     Lafarge                           19,247        1,491
     Louis Vuitton Moet-Hennessy        8,000          696
     Pinault-Printemps-Redoute          3,400          706
     Rhodia                            20,730          312
     Societe Television Francaise      12,730          946
     STMicroelectronics, NY Shares     21,000        1,196
     Suez Lyonnaise des Eaux            4,300          703
     Total Fina Elf                    17,000        2,519
     Vivendi (A)                       16,088        1,285
                                                  --------
                                                    16,532
                                                  --------
   GERMANY -- 4.1%
     Allianz, Reg (A)                   3,806        1,428
     BASF (A)                          19,800          815
     Deutsche Bank, Reg                 6,500          585
     Deutsche Lufthansa, Reg (A)       21,860          543
     Deutsche Telekom, Reg (A)         23,200        1,019
     HypoVereinsbank (A)               11,300          667
                                                  --------
                                                     5,057
                                                  --------
   HONG KONG -- 4.4%
     Asiainfo Holding*                  1,000           36
     Cable & Wireless                 231,000          527
     Cheung Kong                       51,000          602
     China Mobile*                     72,000          575
     China Unicom*                     50,000          116
     Citic Pacific                     49,000          262
     CLP Holdings                      32,000          144
     Hang Seng Bank                    19,800          205
     Hong Kong Electric Holdings       30,000           93
     HSBC Holdings, Reg                47,000          618
     Hutchison Whampoa                 82,000        1,146
     Johnson Electric Holdings         36,000          350
     Legend Holdings                   30,000           34
     Li & Fung                         20,000          100
     Skyworth Digital Holdings*       100,000           14
     Sun Hung Kai Properties           80,000          636
     Sunevision Holdings*                 250           --
                                                  --------
                                                     5,458
                                                  --------
   INDIA -- 0.4%
     Infosys Technologies, ADR          4,000          532
                                                  --------
   IRELAND -- 0.4%
     Bank of Ireland                   80,100          492
                                                  --------
   ITALY -- 6.8%
     Autogrill (A)                     58,648          690
     Banca Nazionale del Lavoro       165,000          581
     ENI                              125,136          700
     Italcementi                       67,837          621
     Saipem                           230,000        1,338

   Amounts designated as "--" are either $0 or have been rounded to $0.
        The accompanying notes are an integral part of the financial statements. 48 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERNATIONAL EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                             Shares  Value (000)
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   ITALY -- (CONTINUED)
     San Paolo (A)                    105,854     $  1,795
     Seat-Pagine Gialle RNC (A)       368,000          907
     Telecom Italia                   140,000        1,801
                                                  --------
                                                     8,433
                                                  --------
   JAPAN -- 18.8%
     Asahi Bank                       175,000          613
     Bridgestone                       25,000          574
     Canon                             18,000          802
     Daiwa Securities Group (A)        30,000          327
     Fujitsu                           49,000        1,377
     Fujitsu Support and Service (A)    6,000          542
     Hitachi                           47,000          562
     Honda Motor                       19,000          694
     Ito En                             8,000          625
     Ito-Yokado                         6,000          358
     Japan Tobacco                         70          530
     KAO (A)                           38,000        1,124
     Minebea (A)                       58,000          651
     Mitsubishi Chemical              123,000          449
     NEC (A)                           28,000          746
     Nintendo                           2,200          361
     Nippon Express (A)               100,000          569
     Nippon Paper                     107,000          781
     Nippon Telegraph & Telephone         199        2,379
     NTT Docomo                            40        1,004
     Rohm                               7,000        1,837
     Sony (A)                          19,600        1,801
     Sumitomo Bakelite (A)             50,000          598
     Takeda Chemical Industries        36,000        2,135
     Toyota Motor                      42,000        1,778
     World (A)                          4,500          144
                                                  --------
                                                    23,361
                                                  --------
   MALAYSIA -- 0.5%
     Genting Berhad                   187,200          586
                                                  --------
   MEXICO -- 1.3%
     Coca-Cola Femsa, ADR              45,800          910
     Telefonos de Mexico, ADR          13,600          716
                                                  --------
                                                     1,626
                                                  --------
   NETHERLANDS -- 4.7%
     Heineken                          18,280        1,045
     ING Groep                         31,194        2,085
     Philips Electronics               33,320        1,509
     VNU                               20,700        1,132
                                                  --------
                                                     5,771
                                                  --------
   PORTUGAL -- 1.0%
     Banco Pinto & Sotto Mayor*        24,563          552
     Portugal Telecom, Reg             64,955          707
                                                  --------
                                                     1,259
                                                  --------
   SINGAPORE -- 1.2%
     Chartered Semiconductor
       Manufacturing*                  17,000          123
     City Developments                 30,000          128
     DBS Group Holdings                25,119          303
     Overseas Union Bank               25,982          109
     Singapore Airlines                25,000          252
     Singapore Press Holdings          10,038          171
     Singapore Telecommunications     100,000          138
     ST Assembly Test Services*        25,000           54
     United Overseas Bank              22,000          157
     Venture Manufacturing              3,000           34
                                                  --------
                                                     1,469
                                                  --------
   SOUTH AFRICA -- 0.8%
     Dimension Data Holdings*         120,000        1,029
                                                  --------
   SOUTH KOREA -- 1.1%
     Korea Electric Power, ADR         44,300          734
     Samsung Electronics, GDR           4,100          590
                                                  --------
                                                     1,324
                                                  --------
   SPAIN -- 2.8%
     Banco Santander Central Hispano   98,000        1,012
     Endesa                            33,600          697
     Grupo Dragados                   103,854          792
     Telefonica*                       48,813        1,027
                                                  --------
                                                     3,528
                                                  --------
   SWEDEN -- 2.6%
     Ericsson, Cl B                   108,400        2,116
     Nordic Baltic Holdings            91,270          642
     Tele1 Europe Holdings*            32,912          418
                                                  --------
                                                     3,176
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 49
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERNATIONAL EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                  Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SWITZERLAND -- 6.1%
     Givaudan, Reg*                        80     $     23
     Nestle, Reg                          755        1,573
     Novartis, Reg                        960        1,482
     Roche Holding (A)                     80          752
     Schindler Holdings                   420          679
     UBS, Reg (A)                       9,356        1,348
     Zurich Allied                      3,091        1,667
                                                  --------
                                                     7,524
                                                  --------
   TAIWAN -- 0.5%
     Taiwan Semiconductor
       Manufacturing* ADR              18,900          574
                                                  --------
   TURKEY -- 0.5%
     Yapi Ve Kredi Bankasi*        60,800,729          641
                                                  --------
   UNITED KINGDOM -- 18.4%
     AstraZeneca                       12,399          534
     BAE Systems                      132,380          892
     Bank of Scotland                  50,795          398
     Barclays                          52,300        1,183
     BG Group                         103,000          678
     BP Amoco, ADR                    193,444        1,692
     British Telecom                   86,995        1,149
     Cable & Wireless                  36,621          637
     Carlton Communications               682            8
     CGNU                              30,000          471
     Emap                              23,000          407
     Energis*                         115,000          825
     Glaxo Wellcome                    55,451        1,596
     Invensys                         346,600        1,242
     Kingfisher                        91,133          764
     Prudential                        48,560          663
     Reed International               154,000        1,231
     Royal Bank of Scotland Group      91,368        1,440
     Sema Group, PLC                   30,536          461
     Shell Transport & Trading        310,150        2,490
     SmithKline Beecham                38,681          498
     Tesco                            121,003          399
     Vodafone AirTouch                726,000        3,208
                                                  --------
                                                    22,866
                                                  --------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $105,139)                             121,536
                                                  --------
--------------------------------------------------------------------------------
   FOREIGN PREFERRED STOCK -- 0.9%
--------------------------------------------------------------------------------
   GERMANY -- 0.9%
     SAP                                4,830     $  1,083
                                                  --------
     TOTAL FOREIGN PREFERRED STOCK
       (Cost $813)                                   1,083
                                                  --------
--------------------------------------------------------------------------------
   CORPORATE BOND -- 4.0%
--------------------------------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       6.888%, 05/08/01                $5,000        5,000
                                                  --------
     TOTAL CORPORATE BOND
       (Cost $5,000)                                 5,000
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 8.0%
--------------------------------------------------------------------------------
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price $9,971,613
       (collateralized by various corporate
       obligations, par value $10,489,170,
       7.750%-8.000%, 07/25/30;
       market value $10,468,171)        9,970        9,970
                                                  --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $9,970)                                 9,970
                                                  --------
--------------------------------------------------------------------------------
   CASH EQUIVALENT -- 0.4%
--------------------------------------------------------------------------------
     SEI Daily Income Trust Money
       Market Fund                     500,000         500
                                                  --------
     TOTAL CASH EQUIVALENT
       (Cost $500)                                     500
                                                  --------
   TOTAL INVESTMENTS -- 111.3%
     (Cost $121,422)                               138,089
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (12.1%)                             (14,970)
                                                  --------
   OTHER ASSETS AND LIABILITIES -- 0.8%                979
                                                  --------


        The accompanying notes are an integral part of the financial statements. 50 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERNATIONAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                  Value (000)
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization-- no par value)
       based on 2,811,231 outstanding shares
       of beneficial interest                   $   96,105
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 35,874 outstanding
       shares of beneficial interest                 1,371
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 22,328 outstanding
       shares of beneficial interest                   998
     Paid-in Capital of Class C Shares
       (unlimited authorization-- no par
       value) based on 205 outstanding shares
       of beneficial interest                            9
     Undistributed net investment income               176
     Accumulated net realized gain on investments    8,784
     Net unrealized depreciation on forward
       foreign currency contracts, foreign
       currency and translation of other
       assets and liabilities in foreign
       currency                                        (12)
     Net unrealized appreciation on investments     16,667
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $124,098
                                                  ========
--------------------------------------------------------------------------------
                                                  Value (000)
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $43.25
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $43.15
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($43.15 / 94.5%)                $45.66
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES              $43.02
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS C SHARES              $43.02
                                                  ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000. (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $14,161,393.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
REG -- REGISTERED
RNC -- RISPARMIO NON-CONVERTIBLE


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 51
                                                       WWW.HIGHMARK FUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                           Par (000)   Value (000)
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS -- 97.8%
--------------------------------------------------------------------------------
     Alameda County, Santa Rita Jail Project,
       COP, MBIA Insured
       5.250%, 12/01/04                $  500       $  521
     Anaheim, Public Financing
       Authority, Electric
       Utility Projects, RB, MBIA
       Insured Callable 04/01/03 @ 102
       5.500%, 10/01/10                 1,750        1,816
     Anaheim, Water, RB
       Callable 09/07/00 @ 100
       5.750%, 04/01/04                   250          250
     Atascadero, Unified School District,
       Measure B Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                 1,000        1,051
     Bakersfield, Convention
       Center Expansion
       Project, COP, MBIA Insured
       5.300%, 04/01/06                   500          525
     Berkeley, Unified School District,
       Ser D, GO, FGIC Insured
       8.250%, 08/01/04                   295          337
       8.250%, 08/01/05                   345          405
     California State, GO
       7.000%, 08/01/02                 1,500        1,579
       6.000%, 10/01/05                 1,300        1,401
       7.000%, 08/01/07                 1,000        1,149
       6.250%, 04/01/08                 1,000        1,116
       6.250%, 09/01/08                   695          778
       5.000%, 10/01/08                 1,000        1,038
     California State, GO,
       AMBAC Insured
       6.500%, 09/01/06                 1,000        1,113
     California State, Department
       of Water Resources,
       Central Valley Project,
       Water System, Ser J-2, RB
       6.000%, 12/01/06                 1,400        1,531
     California State, Department
       of Water Resources,
       Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                 1,500        1,641
     California State, Educational
       Facilities Authority, Pooled
       College & University
       Project, Ser C, RB,
       MBIA Insured
       5.000%, 03/01/05                   560          577
       5.000%, 03/01/06                   655          678
     California State, Health
       Facilities Finance
       Authority, Catholic Health
       Care West,
       Ser A, RB, AMBAC Insured
       Callable 07/01/05 @ 102
       5.750%, 07/01/07                   925          991
     California State, Public
       Works Board, Department
       of Corrections,
       Del Norte, Ser C, RB
       4.750%, 12/01/05                   500          509
     California State, Public
       Works Board,
       Various University of
       California Projects,
       Ser A, RB Prerefunded @ 102 (A)
       6.600%, 12/01/02                 1,400        1,502
     California State, Public
       Works Board, Various University
       of California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                 1,000        1,035
     Calleguas, Municipal Water
       District, Systems
       Improvement Project, COP, AMBAC
       Insured Prerefunded @ 102 (A)
       6.250%, 07/01/01                 1,000        1,038
     Central Coast, Water
       Authority, Regional
       Facilities, Ser A, RB,
       AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                 2,000        2,075
     Coachella Valley, Water
       District Improvement,
       Flood Control Project, COP,
       AMBAC Insured
       4.500%, 10/01/06                 1,045        1,057
     Coast Community College, Coastline
       Community College
       Center Project,
       COP, MBIA Insured
       Callable 02/01/06 @102
       5.200%, 02/01/08                   500          524
       5.500%, 02/01/11                   640          668


        The accompanying notes are an integral part of the financial statements. 52 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.200%, 11/01/09               $ 2,000      $ 2,085
       5.500%, 11/01/12                 2,160        2,241
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, ETM, RB
       6.875%, 03/01/07                   500          553
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, RB, FGIC Insured
       5.500%, 03/01/03                 1,220        1,260
       6.000%, 03/01/09                 1,000        1,102
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, RB, FGIC Insured
       Callable 03/01/05 @ 100
       5.300%, 03/01/06                   600          625
     Contra Costa, Water
       District, Ser G, RB,
       MBIA Insured Callable
       10/01/04 @ 102
       5.700%, 10/01/06                 2,500        2,678
     Cupertino, Ser A, COP
       Callable 01/01/03 @ 102
       5.500%, 01/01/05                   500          522
     Desert Sands, Unified
       School District, COP,
       FSA Insured Callable
       03/01/05 @ 102
       5.400%, 03/01/08                   660          695
       5.500%, 03/01/09                   565          595
     Downey, Civic Center Project, COP,
       MBIA Insured
       5.300%, 02/01/06                   600          629
     East Bay, Municipal Utility
       District, Wastewater
       Treatment System, RB, FGIC Insured
       6.000%, 06/01/06                   750          814
     East Bay, Regional Park District,
       Ser C, GO, FGIC Insured
       6.500%, 09/01/01                   685          702
     Eastern Municipal Water
       District, Water
       Treatment Plant, COP,
       FGIC Insured
       5.000%, 07/01/04                 1,000        1,029
     Eastern Municipal Water
       District, COP
       Prerefunded @100 (A)
       6.900%, 11/01/02                 1,755        1,858
     Escondido, Unified High
       School District,
       ETM, GO, MBIA Insured
       5.200%, 11/01/06                 1,000        1,049
     Escondido, Unified High
       School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                 1,000        1,065
     Gilroy, Unified School District,
       Measure J Capital
       Projects, COP, FSA
       Insured Callable 09/01/04 @ 102
       5.750%, 09/01/05                 1,235        1,318
     Glendale, Unified
       School District,
       Ser A, GO, FGIC Insured
       5.500%, 09/01/05                   600          634
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                   670          674
     Hawthorne, School District,
       Ser A, GO, FGIC Insured
       4.650%, 11/01/06                 1,000        1,019
     Hollister, Redevelopment
       Agency, TA, AMBAC Insured
       Callable 10/01/07 @102
       5.000%, 10/01/08                   740          768
     Industry, GO, FGIC Insured
       Callable 07/01/05 @100.625
       5.500%, 07/01/10                   670          698
     Joshua Basin-Hi Desert
       Financing Authority,
       Water District Project,
       RB, AMBAC Insured
       4.800%, 05/01/08                   445          456
       4.900%, 05/01/09                   465          477
     Las Virgenes, Unified
       School District,
       Ser A, GO, ETM, MBIA Insured
       5.000%, 11/01/05                 1,000        1,034
     Los Angeles County, Public
       Works Financing
       Authority, Regional Park & Open Space
       District, Ser A, RB
       6.000%, 10/01/03                 1,050        1,104
       5.250%, 10/01/05                 1,700        1,779
     Los Angeles County,
       Public Works Financing
       Authority, Regional
       Park & Open Space
       District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                 3,000        3,214


The accompanying notes are an integral part of the financial statements.
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
     CALIFORNIA MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       6.000%, 05/15/05               $ 1,000      $ 1,072
     Los Angeles, Department
       of Airports, Ser A, RB,
       FGIC Insured Callable
       05/15/05 @101
       5.500%, 05/15/08                 1,000        1,052
     Los Angeles, Department
       of Airports,
       Ser B, RB, FGIC Insured
       6.500%, 05/15/04                 3,340        3,595
     Los Angeles, Ser A, GO,
       FGIC Insured
       Prerefunded @ 101 (A)
       5.400%, 09/01/03                   300          313
       5.800%, 09/01/03                 1,000        1,055
     Los Angeles, Ser A, GO,
       MBIA Insured
       5.500%, 09/01/04                   700          733
     Los Angeles, Unified
       School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                 1,300        1,420
       6.000%, 07/01/10                   750          828
       6.000%, 07/01/11                 1,110        1,227
     Los Angeles, Unified
       School District, Ser D, GO,
       FGIC Insured Callable 07/01/10 @ 100
       5.500%, 07/01/13                 2,000        2,080
     Los Angeles, Wastewater Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                 1,000        1,050
     Merced County, Construction
       & Equipment Project,
       CSAC Lease, COP, FSA Insured
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                   610          639
     Merced County, Construction
       & Equipment Project,
       CSAC Lease, ETM, COP, FSA Insured
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                   640          670
     Metropolitan, Water District
       of Southern California,
       Ser B, RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                 1,820        1,913
     Metropolitan, Water
       District of Southern
       California, Ser C, RB,
       Callable 01/01/07 @102
       6.000%, 07/01/07                 1,900        2,076
     Milpitas, Redevelopment Agency,
       Redevelopment Project, Area No. 1,
       TA, MBIA Insured
       4.600%, 01/15/06                 1,040        1,056
     Modesto, Community
       Center Refinancing
       Project, COP, AMBAC Insured
       Prerefunded @ 102 (A)
       6.500%, 11/01/01                 1,000        1,047
     Mojave, Water Agency,
       Supplemental Water Entitlement,
       COP, MBIA Insured
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                   500          522
     Mountain View, Los Altos
       High School District,
       Ser B, GO Callable 05/01/07 @ 102
       5.250%, 05/01/08                   500          526
       5.350%, 05/01/09                   755          798
       5.650%, 05/01/12                   585          616
     Mountain View, Shoreline
       Regional Park Community,
       Ser A, TA, MBIA Insured
       Callable 08/01/06 @102
       5.400%, 08/01/08                   700          745
       5.600%, 08/01/10                   500          532
     Northern California, Power
       Agency, Multiple
       Capital Facilities, Ser A,
       RB, MBIA Insured
       Prerefunded @ 102 (A)
       6.400%, 08/01/02                 2,500        2,646
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                 1,015        1,068
     Orange County, Local
       Transportation Authority,
       Measure M, First Senior, RB
       6.000%, 02/15/07                 1,865        2,028
     Orange County, Local
       Transportation Authority,
       Measure M, Second
       Senior, Ser A, RB,
       MBIA Insured
       5.500%, 02/15/08                 2,300        2,455
     Orange County, Local
       Transportation
       Authority, Measure M,
       Second Senior,
       RB, FGIC Insured
       5.800%, 02/15/05                 1,000        1,064
       6.000%, 02/15/07                 2,345        2,550


        The accompanying notes are an integral part of the financial statements. 54 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
     CALIFORNIA MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Municipal
       Water District,
       Allen-McColloch Pipeline, COP,
       MBIA Insured
       5.500%, 07/01/05               $ 2,000      $ 2,110
     Orange County, Water
       District, Ser A, COP,
       MBIA Insured Callable
       08/15/07 @101
       4.875%, 08/15/10                 2,000        2,035
     Port Oakland, Ser D,
       RB, MBIA Insured
       6.500%, 11/01/03                   500          533
     Redding, Electric System,
       Ser A, COP,
       MBIA Insured
       6.150%, 07/01/02                 1,000        1,035
     Redwood City, Elementary
       School District,
       GO, FGIC Insured
       5.500%, 08/01/10                 1,140        1,218
       5.500%, 08/01/14                   500          526
     Riverside, Water, RB
       Callable 10/01/00 @100.75
       5.750%, 04/01/03                   250          253
     Sacramento County,
       Sanitation District,
       ETM, RB
       5.500%, 12/01/03                 1,000        1,040
     Sacramento, Municipal
       Utility District,
       Electric, Ser C, ETM, RB,
       FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                   570          595
     Sacramento, Municipal
       Utility District, Electric,
       Ser C, RB, FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                   380          399
     Sacramento, Regional
       County, Sanitation
       District Financing
       Authority, GO
       5.000%, 08/01/04                   870          895
     San Bernardino, Municipal Water
       Department, COP, FGIC Insured
       4.500%, 02/01/09                   875          873
     San Bernardino County,
       Transportation Authority,
       ETM, RB, FGIC Insured
       Callable 03/01/02 @ 102
       6.000%, 03/01/06                 1,000        1,046
     San Bernardino County,
       Transportation
       Authority, Ser A, RB,
       FSA Insured
       5.250%, 03/01/07                 2,000        2,097
     San Bernardino County,
       Transportation Authority,
       Ser A, RB, MBIA Insured
       6.000%, 03/01/06                 1,735        1,876
       6.250%, 03/01/10                 2,000        2,240
     San Diego County,
       Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       6.000%, 04/01/06                 3,000        3,255
     San Diego County,
       Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                 1,995        2,067
     San Diego County, Regional
       Transportation Commission,
       Second Senior,
       Ser A, RB, FGIC Insured
       5.250%, 04/01/06                 2,100        2,200
     San Diego County, Water Authority,
       Ser A, COP
       5.000%, 05/01/04                 2,445        2,512
     San Diego, Metropolitan
       Transit Development
       Board Authority, Lease, RB
       Callable 09/01/04 @ 102
       5.500%, 09/01/07                   450          474
     San Diego, Public Facility
       Financing Authority, RB,
       FGIC Insured
       6.000%, 05/15/06                 2,800        3,034
       6.000%, 05/15/07                 2,000        2,180
     San Diego, Water Utility System,
       RB, FGIC Insured
       4.400%, 08/01/08                 1,000          997
     San Francisco, Bay Area
       Rapid Transit, RB
       5.500%, 07/01/05                 2,850        3,007
     San Francisco, Bay Area
       Rapid Transit, RB,
       FGIC Insured Prerefunded
       @ 102 (A)
       6.500%, 07/01/01                 2,000        2,080
     San Francisco, City &
       County Airport
       Commission, International
       Airport, Second
       Senior, Issue 20, RB,
       MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                 1,000          979
     San Francisco, New Public
       Housing Authority,
       RB Callable 02/01/01 @ 101
       5.000%, 08/01/03                   350          354


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 55
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
     San Joaquin County,
       Capital Facilities
       Project, COP, MBIA Insured
       4.625%, 11/15/05               $ 1,035      $ 1,053
       4.800%, 11/15/07                 1,000        1,025
     San Jose, Redevelopment
       Agency, Merged
       Area Redevelopment
       Project, TA, AMBAC
       Insured Callable 08/01/08 @102
       5.000%, 08/01/09                 1,500        1,551
     San Jose, Redevelopment
       Agency, Merged
       Area Redevelopment Project, TA,
       MBIA Insured
       6.000%, 08/01/06                 1,300        1,412
       6.000%, 08/01/07                 1,625        1,775
       6.000%, 08/01/08                 2,000        2,203
       6.000%, 08/01/09                 1,500        1,661
     San Jose, Unified School
       District, Ser B, GO,
       MBIA Insured Callable 08/01/08 @ 102
       4.000%, 08/01/09                   800          760
     San Juan, Unified
       School District, GO,
       FSA Insured
       5.250%, 08/01/08                   500          527
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                 2,000        2,018
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                   740          782
     Santa Barbara County, Local
       Transportation Authority,
       Limited Tax, RB, FGIC Insured
       Callable 4/01/04 @ 101
       5.000%, 04/01/07                 1,000        1,029
     Santa Clara County, Financing
       Authority, Ser A, RB,
       AMBAC Insured
       4.600%, 11/15/06                 1,350        1,372
     Santa Clara, Electric, Ser A, RB,
       MBIA Insured Prerefunded @ 102 (A)
       6.000%, 07/01/01                 1,000        1,036
     Santa Cruz County, Public
       Financing Authority, Ser A,
       TA, MBIA Insured
       Callable 09/01/03 @ 102
       5.100%, 09/01/05                   500          519
     Saratoga, Unified School
       District, Ser A, GO,
       FGIC Insured Prerefunded @ 102 (A)
       4.800%, 09/01/07                   825          860
     Southern California, Public
       Power Authority,
       Ser B, RB, AMBAC Insured
       Callable 07/01/02 @ 102
       5.900%, 07/01/04                 1,000        1,050
     South Orange County,
       Public Financing
       Authority, Foothill Area,
       Ser C, RB, FGIC Insured
       7.500%, 08/15/07                 1,000        1,180
     Tulare County, Capital
       Improvement Project,
       Ser A, COP, MBIA Insured
       5.250%, 02/15/05                 1,000        1,041
       5.375%, 02/15/06                   500          526
     Turlock, Irrigation District,
       Ser A, RB, MBIA Insured
       6.000%, 01/01/07                 1,000        1,086
       6.000%, 01/01/08                   625          684
     University of California,
       UCLA Center,
       Chiller/Cogen Project, COP
       Callable 11/01/03 @ 102
       5.000%, 11/01/04                 1,000        1,029
     Upland, Community Redevelopment
       Agency, Merged Project,
       Ser A, TA,
       AMBAC Insured Callable
       09/01/08 @ 102
       4.200%, 09/01/09                   860          831
     West Basin, Municipal Water
       District, 1992 Project,
       Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                   425          441
     West Hollywood, COP,
       MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                   665          666
                                                  --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $162,489)                             166,985
                                                  --------


        The accompanying notes are an integral part of the financial statements. 56 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                          Shares      Value (000)
--------------------------------------------------------------------------------
   CASH EQUIVALENT -- 1.8%
--------------------------------------------------------------------------------
     Provident California Tax Free
       Money Market                 3,046,082     $  3,046
                                                  --------
     TOTAL CASH EQUIVALENT
       (Cost $3,046)                                 3,046
                                                  --------
   TOTAL INVESTMENTS -- 99.6%
     (Cost $165,535)                               170,031
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 0.4%           753
                                                  --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 13,951,861 outstanding shares
       of beneficial interest                      134,767
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 3,145,670 outstanding
       shares of beneficial interest                31,077
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 42,649 outstanding
       shares of beneficial interest                   417

     Undistributed net investment income               147
     Accumulated net realized loss on investments     (120)
     Net unrealized appreciation on investments      4,496
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $170,784
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $9.97
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES               $9.94
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($9.94 / 95.75%)                $10.38
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES               $9.95
                                                  ========

--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TA -- TAX ALLOCATION



The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 57
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

BOND FUND

--------------------------------------------------------------------------------
Description                         Par (000)  Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.6%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
      10.375%, 11/15/12              $  3,000     $  3,686
       7.250%, 05/15/16                10,100       11,230
       8.125%, 08/15/19                12,500       15,269
       8.750%, 08/15/20                 4,935        6,417
       7.250%, 08/15/22                 1,500        1,707
       7.125%, 02/15/23                 1,000        1,125
     U.S. Treasury Note (A)
       6.125%, 08/15/07                 4,500        4,485
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $42,280)                               43,919
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.7%
--------------------------------------------------------------------------------
     FNMA (A)
       7.125%, 02/15/05                 6,250        6,281
     FNMA
       6.850%, 09/12/05                 2,000        1,950
       6.700%, 11/10/05                 1,000          970
       6.375%, 06/15/09                 4,000        3,797
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $12,962)                               12,998
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-
     BACKED OBLIGATIONS -- 36.5%
--------------------------------------------------------------------------------
     FHLMC
       7.090%, 11/24/06                   250          244
     FHLMC CMO Remic, Ser 1666, Cl J
       6.250%, 01/15/24                 2,000        1,791
     FHLMC CMO Remic, Ser 1956, Cl A1
       7.000%, 02/20/18                   102          102
     FHLMC CMO Remic, Ser 1993, Cl 140H
       6.500%, 03/25/13                 1,500        1,457
     FNMA
       6.500%, 03/01/24                   895          845
       8.000%, 08/01/24                    65           65
       8.000%, 09/01/24                    18           18
       8.000%, 10/01/24                    92           93
       8.500%, 05/01/25                   377          383
       6.500%, 01/01/26                   704          665
       6.500%, 05/01/26                   578          546
       8.000%, 07/01/26                   637          639
       7.500%, 12/01/26                 7,036        6,934
       6.000%, 12/01/27                 1,737        1,594
       6.500%, 01/01/28                   817          772
       6.500%, 02/01/28                 1,260        1,190
       6.500%, 03/01/28                 1,600        1,511
       6.500%, 04/01/28                 4,324        4,084
       6.000%, 07/01/28                 7,589        6,981
       6.000%, 08/01/28                   947          872
       6.000%, 10/01/28                 4,466        4,105
       6.000%, 12/01/28                30,613       28,097
       6.500%, 01/01/29                13,292       12,557
       6.500%, 07/01/29                 6,260        5,913
       6.500%, 08/01/29                 5,000        4,723
       6.500%, 05/01/30                 5,969        5,639
     FNMA CMO Remic, Ser 1993, Cl 137C
       6.200%, 09/25/02                 1,933        1,912
     GNMA
       8.000%, 04/15/17                   218          220
       8.000%, 05/15/17                    88           89
       6.500%, 06/15/23                 1,674        1,588
       6.500%, 12/15/23                   960          910
       6.500%, 01/15/24                   372          353
       7.000%, 01/15/24                   474          461
       7.500%, 01/15/24                   707          699
       6.500%, 02/15/24                   626          594
       7.500%, 02/15/24                   736          730
       7.000%, 04/15/24                 1,000          972
       7.500%, 09/15/25                   444          440
       6.500%, 10/15/25                   751          713
       6.500%, 04/15/26                 1,415        1,342
       8.000%, 11/15/26                 4,033        4,068
       7.500%, 02/15/27                   535          531
       7.500%, 06/15/27                   328          325
       7.500%, 07/15/27                   920          912
       7.500%, 08/15/27                   740          734
       6.000%, 09/15/28                 2,712        2,498
       6.500%, 05/15/29                15,002       14,242
       6.500%, 06/15/29                   479          455
       6.500%, 11/15/29                   597          567
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
       (Cost $132,101)                             127,175
                                                  --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 41.4%
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 1.1%
     Lockheed Martin
       7.700%, 06/15/08                 1,500        1,477


        The accompanying notes are an integral part of the financial statements. 58 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------
     Raytheon
       6.150%, 11/01/08               $ 2,500     $  2,241
                                                  --------
                                                     3,718
                                                  --------
   AUTOMOTIVE -- 3.6%
     Ford Motor Credit
       6.850%, 08/15/00                   175          175
       6.500%, 02/28/02                 6,500        6,419
       7.750%, 11/15/02                 1,000        1,009
     General Motors Acceptance, MTN
       5.350%, 12/07/01                 5,000        4,863
                                                  --------
                                                    12,466
                                                  --------
   AUTO RENTAL & LEASING -- 1.1%
     Hertz
       6.625%, 05/15/08                 4,100        3,787
                                                  --------
   BANKS -- 6.1%
     First Union National Bank (B) (C)
       7.038%, 11/01/00                 5,000        5,000
     Fleet Boston
       8.375%, 12/15/02                 1,250        1,273
     Golden West Financial
       6.700%, 07/01/02                 4,500        4,421
     Korea Development Bank
       7.125%, 04/22/04                 5,000        4,850
     Mercantile Bancorp
       7.050%, 06/15/04                 1,500        1,470
     U.S. Bancorp
       6.875%, 09/15/07                 4,500        4,292
     Wachovia
       6.375%, 02/01/09                   125          115
                                                  --------
                                                    21,421
                                                  --------
   BEAUTY PRODUCTS -- 0.2%
     Procter & Gamble
       8.500%, 08/10/09                   500          541
                                                  --------
   BROADCASTING, NEWSPAPERS &
     ADVERTISING -- 1.2%
     Continental Cablevision
       9.500%, 08/01/13                 4,000        4,335
                                                  --------
   COMPUTERS & SERVICES -- 1.3%
     IBM
       6.500%, 01/15/28                 5,000        4,538
                                                  --------
   ELECTRICAL UTILITIES -- 3.1%
     Cleveland Electric, Ser B
       7.670%, 07/01/04                 5,900        5,863
     Sierra Pacific Resources, Ser B
       6.200%, 04/15/04                 5,000        4,688
     WPS Resources
       7.000%, 11/01/09                   100           96
                                                  --------
                                                    10,647
                                                  --------
   ENTERTAINMENT -- 0.4%
     Walt Disney, Ser A
       6.375%, 03/30/01                 1,500        1,496
                                                  --------
   FINANCIAL SERVICES -- 6.1%
     American Express Credit
       6.500%, 08/01/00                 1,000        1,000
     American General Finance, MTN
       5.370%, 12/10/01                 2,000        1,945
     Associates of N.A.
       6.000%, 04/15/03                 6,000        5,775
     Bear Stearns, MTN (B) (C)
       6.968%, 01/08/01                10,000       10,000
     Citifinancial
       6.250%, 01/01/08                   250          228
     Morgan Stanley Dean Witter
       6.125%, 10/01/03                 1,300        1,253
     Travelers Group
       7.300%, 05/15/02                 1,000        1,000
                                                  --------
                                                    21,201
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 1.9%
     J Seagram & Sons
       6.400%, 12/15/03                 6,000        5,805
     Philip Morris
       7.750%, 01/15/27                 1,000          861
                                                  --------
                                                     6,666
                                                  --------
   FOREIGN GOVERNMENTS -- 0.3%
     Hydro Quebec
       8.050%, 07/07/24                 1,125        1,207
                                                  --------
   GAS/NATURAL GAS -- 1.2%
     Kinder Morgan
       7.250%, 03/01/28                 4,600        4,238
                                                  --------


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 59
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------
   INSURANCE -- 2.5%
     Conseco
       9.000%, 10/15/06               $ 4,000     $  2,680
     Travelers Property Casualty
       6.750%, 04/15/01                 6,000        5,985
                                                  --------
                                                     8,665
                                                  --------
   MACHINERY -- 0.9%
     Caterpillar Tractor
       6.000%, 05/01/07                 3,360        3,116
                                                  --------
   METALS & MINING -- 0.4%
     Potash
       7.125%, 06/15/07                 1,500        1,431
                                                  --------
   PETROLEUM REFINING -- 0.5%
     Phillips Petroleum
       7.125%, 03/15/28                 2,000        1,708
                                                  --------
   PRINTING & PUBLISHING -- 2.5%
     E.W. Scripps
       6.375%, 10/15/02                 4,000        3,960
     Time Warner
       7.480%, 01/15/08                 5,000        4,906
                                                  --------
                                                     8,866
                                                  --------
   RETAIL -- 5.5%
     JC Penney
       6.000%, 05/01/06                 1,230        1,012
     Kmart
       8.375%, 12/01/04                 5,000        4,669
     Safeway
       5.750%, 11/15/00                 7,000        6,974
     Sears Roebuck
       7.000%, 06/15/07                 1,500        1,421
     Staples
       7.125%, 08/15/07                 2,500        2,334
     Wal-Mart Stores
       6.375%, 03/01/03                 2,850        2,811
                                                  --------
                                                    19,221
                                                  --------
   TELEPHONES & TELECOMMUNICATION -- 1.5%
     AT&T
       6.000%, 03/15/09                   100           89
     Chesapeake & Potomac Telephone of Maryland
       8.000%, 10/15/29                 2,980        3,025
     New England Telephone & Telegraph
       7.875%, 11/15/29                 1,000        1,001
     Worldcom
       6.400%, 08/15/05                 1,000          955
                                                  --------
                                                     5,070
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $150,716)                             144,338
                                                  --------
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 6.1%
--------------------------------------------------------------------------------
     American Express Master Trust,
       Ser 1998-1
       5.900%, 04/15/04                 4,000        3,888
     Chase Manhattan Auto Grantor Trust,
       Ser 1996-B, Cl A
       6.610%, 09/15/02                   108          108
     Citibank Credit Card Master Trust,
       Ser 1997-3, Cl A
       6.839%, 02/10/04                 2,700        2,684
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                 2,000        1,940
     Contimortgage Home Equity Loan Trust,
       Ser 1995-2, Cl A4
       8.050%, 07/15/12                   154          153
     Contimortgage Home Equity Loan Trust,
       Ser 1995-3, Cl A4
       7.440%, 09/15/12                   355          354
     EQCC Home Equity Loan Trust,
       Ser 1995-2, Cl A4
       7.800%, 12/15/10                   794          796
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                 2,500        2,501
     GE Capital Mortgage Service,
       Ser 1994-1, Cl A6
       6.500%, 01/25/24                 1,198        1,186
     Green Tree Financial,
       Ser 1995-9, Cl A
       6.800%, 01/15/27                 7,500        7,425
     Residential Funding Mortgage,
       Ser 1992-S36, Cl A4
       6.750%, 11/25/07                   429          414
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $21,706)                               21,449
                                                  --------


        The accompanying notes are an integral part of the financial statements. 60 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                          Par (000)     Value (000)
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- 4.3%
--------------------------------------------------------------------------------
     Federal Signal (B)
       6.709%, 08/02/00              $ 15,000     $ 14,994
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $14,994)                               14,994
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 9.3%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $10,380,183 (collateralized
       by various U.S. Treasury
       obligations par value $16,562,000,
       0.000%, 11/15/05-02/15/21;
       market value $10,586,151)       10,378       10,378
     Greenwich Capital (B)
       6.750%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $15,002,813 (collateralized
       by various corporate obligations,
       par value $29,793,462,
       0.000%-6.200%, 03/15/02-02/17/09;
       market value $15,750,901)       15,000       15,000
     Lehman Brothers, Inc. (B)
       6.7680%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $6,879,778(collateralized
       by various corporate
       obligations, par value $7,236,860,
       7.750%-8.000%, 07/25/30;
       market value $7,222,449)         6,878        6,878
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $32,256)                               32,256
                                                  --------
   TOTAL INVESTMENTS -- 113.9%
     (Cost $407,015)                               397,129
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (14.9%)                             (51,872)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.0%         3,314
                                                  --------
   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 33,390,078 outstanding shares
       of beneficial interest                    $ 354,164
     Pain-in-Capital of Class A Shares
       (unlimited authorization -- no
       par value) based on 608,273 outstanding
       shares of beneficial interest                 6,318
     Undistributed net investment income               414
     Accumulated net realized loss on investments   (2,439)
     Net unrealized depreciation on investments     (9,886)
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $348,571
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES            $10.25
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES              $10.16
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($10.16 / 95.75%)               $10.61
                                                  ========

--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $49,778,427.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 61
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERMEDIATE-TERM BOND FUND

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bond (A)
       7.250%, 05/15/16               $ 6,000     $  6,671
     U.S. Treasury Note (A)
       6.125%, 08/15/07                 1,500        1,495
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $7,872)                                 8,166
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
--------------------------------------------------------------------------------
     FNMA (A)
       7.125%, 02/15/05                 3,400        3,417
     FNMA
       6.850%, 09/12/05                 2,000        1,950
       6.700%, 11/10/05                 3,750        3,637
       6.375%, 06/15/09                 3,500        3,323
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $12,524)                               12,327
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE --
     BACKED OBLIGATIONS -- 21.9%
--------------------------------------------------------------------------------
     FHLMC
       7.000%, 09/01/01                 2,147        2,127
     FNMA CMO Remic, Ser 1993, Cl 137C
       6.200%, 09/25/02                   966          956
     FNMA
       6.500%, 12/01/07                 1,010          975
       6.000%, 05/01/09                   574          544
       6.000%, 09/01/10                 1,126        1,066
       6.000%, 05/01/11                 1,705        1,614
       6.000%, 01/01/12                 1,367        1,294
       6.000%, 03/01/13                  2384        2,257
       6.500%, 06/01/29                17,921       16,930
       6.500%, 07/01/29                 1,926        1,820
       6.500%, 05/01/30                 6,963        6,578
     GNMA
       8.000%, 11/15/26                 3,226        3,254
       6.000%, 07/15/28                 1,895        1,745
       6.000%, 08/15/28                   946          872
       6.000%, 09/15/28                 1,973        1,817
       6.500%, 01/15/29                 4,387        4,162
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE --
       BACKED OBLIGATIONS
       (Cost $48,748)                               48,011
                                                  --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 61.0%
--------------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 6.7%
     Boeing
       6.875%, 11/01/06                 4,000        3,885
     Lockheed Martin
       7.450%, 06/15/04                 5,500        5,452
     Raytheon
       6.150%, 11/01/08                 6,000        5,378
                                                  --------
                                                    14,715
                                                  --------
   AUTO RENTAL & LEASING -- 1.9%
     Hertz
       6.625%, 05/15/08                 4,500        4,157
                                                  --------
   AUTOMOTIVE -- 4.0%
     Ford Motor Credit
       6.500%, 02/28/02                 4,500        4,444
     General Motors
       8.950%, 07/02/09                 4,138        4,281
                                                  --------
                                                     8,725
                                                  --------
   BANKS -- 13.4%
     Banponce
       6.750%, 12/15/05                 2,000        1,875
     Citicorp
       6.750%, 08/15/05                 4,075        3,953
     FleetBoston
       8.375%, 12/15/02                 2,500        2,547
     FleetBoston Financial
       7.125%, 04/15/06                 5,000        4,850
     Golden West Financial
       6.700%, 07/01/02                 1,000          982
     HSBC Americas
       6.625%, 03/01/09                 4,000        3,690
     Korea Development Bank
       7.125%, 04/22/04                 5,000        4,850
     Mellon Bank
       7.000%, 03/15/06                 1,500        1,468
     Mercantile Bancorp
       7.050%, 06/15/04                 2,500        2,450
     U.S. Bancorp
       6.875%, 09/15/07                 3,000        2,861
                                                  --------
                                                    29,526
                                                  --------


        The accompanying notes are an integral part of the financial statements. 62 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERMEDIATE-TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS &
    ADVERTISING -- 1.8%
     TCI Communications
       6.875%, 02/15/06               $ 4,000     $  3,870
                                                  --------
   ELECTRICAL UTILITIES -- 7.8%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                 1,998        1,971
     Baltimore Gas & Electric
       5.780%, 10/01/08                 4,000        3,580
     Oklahoma Gas & Electric
       6.650%, 07/15/27                 2,500        2,394
     Old Dominion Electric
       7.480%, 12/01/13                 5,550        5,386
     Sierra Pacific Resources, Ser B
       6.200%, 04/15/04                 4,000        3,750
                                                  --------
                                                    17,081
                                                  --------
   ENTERTAINMENT -- 2.6%
     Walt Disney
       5.620%, 12/01/08                 6,455        5,713
                                                  --------
   FINANCIAL SERVICES -- 7.0%
     American General Finance, MTN
       5.370%, 12/10/01                 2,500        2,431
     Associates N.A.
       6.000%, 04/15/03                 2,000        1,925
     Lehman Brothers Holdings
       8.750%, 05/15/02                 4,000        4,075
     Morgan Stanley Dean Witter
       6.125%, 10/01/03                 3,000        2,891
     Travelers Group
       7.300%, 05/15/02                 4,000        4,000
                                                  --------
                                                    15,322
                                                  --------
   INSURANCE -- 2.3%
     GE Global Insurance
       7.750%, 06/15/30                 5,000        5,037
                                                  --------
   LUMBER & WOOD PRODUCTS -- 2.4%
     Georgia-Pacific
       9.875%, 11/01/21                 5,000        5,181
                                                  --------
   MACHINERY -- 1.2%
     Caterpillar Tractor
       6.000%, 05/01/07                 1,000          927
     Tyco International
       6.500%, 11/01/01                 1,800        1,791
                                                  --------
                                                     2,718
                                                  --------
   PRINTING & PUBLISHING -- 0.6%
     Time Warner
       7.480%, 01/15/08                 1,300        1,276
                                                  --------
   RETAIL -- 5.2%
     Kmart
       8.375%, 12/01/04                 4,000        3,735
     Sears Roebuck
       7.000%, 06/15/07                 5,000        4,738
     Wal-Mart Stores
       6.375%, 03/01/03                 3,000        2,959
                                                  --------
                                                    11,432
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 4.1%
     New England Telephone & Telegraph
       6.250%, 03/15/03                   500          491
       7.875%, 11/15/29                 4,625        4,631
     Qwest Communications
       7.500%, 11/01/08                 4,000        3,905
                                                  --------
                                                     9,027
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $137,623)                             133,780
                                                  --------
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 5.5%
--------------------------------------------------------------------------------
     Chase Manhattan Auto Grantor Trust,
       Ser 1996-B, Cl A
       6.610%, 09/15/02                   649          648
     Citibank Credit Card Master Trust,
       Ser 1997-3, Cl A
       6.839%, 02/10/04                 3,000        2,983
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                 3,400        3,298
     Contimortgage Home Equity Loan Trust,
       Ser 1995-3, Cl A4
       7.440%, 09/15/12                 1,103        1,101


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 63
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

INTERMEDIATE-TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                         Par (000)     Value (000)
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19               $ 2,500     $  2,501
     Green Tree Financial,
       Ser 1995-4, Cl A4
       6.750%, 06/15/25                   778          775
     Residential Funding Mortgage,
       Ser 1992-S36, Cl A4
       6.750%, 11/25/07                   691          667
     Sears Credit Account Master Master Trust,
       Ser 1994-1, Cl A
       7.000%, 01/15/04                   104          104
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $12,193)                               12,077
                                                  --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- 2.3%
--------------------------------------------------------------------------------
     Federal Signal (B)
       6.709%, 08/02/00                 5,000        4,998
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $4,998)                                 4,998
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 3.9%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price $1,509,189
       (collateralized by U.S. Treasury Bond,
       par value $1,096,000, 12.000%,
       08/15/13; market value
       $1,539,469)                      1,509        1,509
     Lehman Brothers, Inc. (B)
       6.768%, dated 07/31/00, matures
       08/01/00, repurchase price
       $6,980,701 (collateralized by
       various corporate obligations,
       par value $7,343,020, 7.750%-8.000%,
       07/25/30; market value
       $7,328,398)                      6,979        6,979
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $8,488)                                 8,488
                                                  --------
   TOTAL INVESTMENTS -- 103.9%
     (Cost $232,446)                               227,847
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (5.5%)                              (11,977)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.6%         3,458
                                                  --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 21,776,727 outstanding shares
       of beneficial interest                     $223,138
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 452,579 outstanding
       shares of beneficial interest                 5,279
     Undistributed net investment income               159
     Accumulated net realized loss on investments   (4,649)
     Net unrealized depreciation on investments     (4,599)
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $219,328
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $9.87
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- CLASS A SHARES                $9.86
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($9.86 / 95.75%)                $10.30
                                                  ========

--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2000 WAS $11,582,856.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING. CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES


        The accompanying notes are an integral part of the financial statements. 64 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                          Par (000)   Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILLS* -- 54.7%
--------------------------------------------------------------------------------
     U. S. Treasury Bills
       5.949%, 08/10/00              $ 45,789    $  45,722
       5.930%, 08/17/00                58,821       58,667
       5.954%, 08/24/00                40,000       39,852
       5.950%, 08/31/00                77,931       77,548
       6.001%, 09/07/00               163,678      162,689
       6.083%, 09/21/00                14,718       14,592
       6.027%, 09/28/00               100,473       99,509
       6.041%, 10/12/00               100,546       99,349
       6.175%, 11/02/00                25,000       24,616
       6.121%, 12/14/00                18,600       18,185
       6.110%, 12/28/00               100,000       97,546
                                                  --------
     TOTAL U.S. TREASURY BILLS*
       (Cost $738,275)                             738,275
                                                  --------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTES -- 42.2%
--------------------------------------------------------------------------------
     U.S. Treasury Notes
       6.000%, 08/15/00               117,454      117,450
       5.125%, 08/31/00               182,349      182,197
       6.250%, 08/31/00                70,000       70,000
       4.500%, 09/30/00               100,000       99,697
       5.625%, 11/30/00               100,000       99,791
                                                  --------
     TOTAL U.S. TREASURY NOTES
       (Cost $569,135)                             569,135
                                                  --------
--------------------------------------------------------------------------------
   U.S. TREASURY STRIPS* -- 4.8%
--------------------------------------------------------------------------------
     U.S. Treasury STRIPS
       6.052%, 08/15/00                30,000       29,931
       6.163%, 11/15/00                25,000       24,561
       6.480%, 03/31/01                10,602       10,158
                                                 ---------
     TOTAL U.S. TREASURY STRIPS*
       (Cost $64,650)                               64,650
                                                 ---------
   TOTAL INVESTMENTS -- 101.7%
     (Cost $1,372,060)                           1,372,060
                                                 ---------
   OTHER ASSETS AND LIABILITIES, NET -- (1.7%)     (22,360)
                                                 ---------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par
       value) based on 380,474,875
       outstanding shares of beneficial
       interest                                  $ 380,475
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) base on 275,416,156 outstanding
       shares of beneficial interest               275,416
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par
       value) base on 693,767,687 outstanding
       shares of beneficial interest               693,768
     Undistributed net investment income               129
     Accumulated net realized loss on investments      (88)
                                                ----------
   TOTAL NET ASSETS -- 100.0%                   $1,349,700
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES               $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES               $1.00
                                                ==========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES


The accompanying notes are an integral part of the financial statements.

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
[Highmark logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-DISCOUNT NOTES* -- 37.7%
--------------------------------------------------------------------------------
     FHLB
       6.551%, 08/01/00               $10,000     $ 10,000
       6.217%, 08/16/00                10,000        9,974
     FHLMC
       6.522%, 08/24/00                10,000        9,959
       6.570%, 09/21/00                15,000       14,863
       6.609%, 09/28/00                15,000       14,843
       6.620%, 09/28/00                10,000        9,895
       6.557%, 10/05/00                20,000       19,767
     FNMA
       6.502%, 08/24/00                10,000        9,959
       6.501%, 10/12/00                15,000       14,808
       6.613%, 10/18/00                20,000       19,720
       6.599%, 11/01/00                20,000       19,668
       6.645%, 11/01/00                15,000       14,751
       6.708%, 11/16/00                20,000       19,613
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-
       DISCOUNT NOTES*
       (Cost $187,820)                             187,820
                                                  --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.3%
--------------------------------------------------------------------------------
     FFCB (A)
       6.575%, 12/01/00                20,000       19,996
       6.394%, 02/01/01                15,000       15,000
     FHLB (A)
       6.609%, 10/04/00                10,000        9,999
       6.532%, 11/08/00                25,000       25,000
       6.687%, 12/01/00                40,000       40,000
     FHLB, Callable 09/01/00 @ 100
       6.658%, 03/01/01                10,000       10,000
     FHLB (A)
       6.457%, 03/22/01                15,000       15,000
     FHLB, Callable 10/17/00 @ 100
       6.674%, 04/17/01                 9,250        9,252
     FHLB (A)
       6.436%, 07/17/01                15,000       14,991
     FHLMC, Callable 10/13/00 @ 100
       7.060%, 07/13/01                12,730       12,726
     FNMA
       6.881%, 12/18/00                 9,000        9,045
     SLMA
       5.919%, 12/01/00                15,000       14,995
     SLMA (A)
       6.717%, 12/21/00                25,000       25,000
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $221,004)                             221,004
                                                  --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 22.0%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       6.520%, dated 07/31/00, matures
       08/01/00, repurchase price $34,359,866
       (collateralized by various U.S. Treasury Notes,
       par value $36,013,000, 4.750%-5.500%,
       02/15/04-05/15/09; market value
       $35,040,905)                    34,354       34,354
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $19,964,047 (collateralized
       by various U.S. Treasury
       obligations, par value
       $45,866,000, 0.000%,
       09/28/00-05/15/24; market value
       $20,359,724)                    19,960       19,960
     JP Morgan Securities, Inc.
       6.500%, dated 07/31/00,
       matures 08/01/00, repurchase
       price $36,897,726 (collateralized
       by various U.S. Treasury
       obligations, par value
       $35,504,000, 6.500%-7.500%%,
       10/15/06-11/15/16;
       market value $37,629,107)       36,891       36,891
     UBS Warburg, LLC.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $18,292,720 (collateralized by
       U.S. Treasury STRIPS,
       par value $35,545,000, 0.000%,
       02/15/11; market
       value $18,655,793)              18,289       18,289
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $109,494)                             109,494
                                                  --------
   TOTAL INVESTMENTS -- 104.0%
     (Cost $518,318)                               518,318
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- (4.0%)     (19,742)
                                                  --------


        The accompanying notes are an integral part of the financial statements. 66 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                            Value (000)
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 330,034,240 outstanding shares
       of beneficial interest                     $330,034
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 48,149,687 outstanding
       shares of beneficial interest                48,150
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par
       value) based on 391,205 outstanding
       shares of beneficial interest                   391
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par
       value) based on 120,106,090
       outstanding shares of beneficial
       interest                                    120,106
     Accumulated net realized loss on investments     (105)
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $498,576
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES               $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS B SHARES               $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES               $1.00
                                                  ========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABLITY COMPANY
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 67
                                                        WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                         Par (000)   Value (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC -- 6.4%
--------------------------------------------------------------------------------
     Allfirst Bank (A)
       6.630%, 07/13/01               $50,000    $  50,000
     Bank One N.A.
       6.840%, 12/29/00                50,000       50,000
     Citibank N.A.
       7.070%, 12/29/00                50,000       50,000
     Wilmington Trust Company
       6.885%, 09/05/00                50,000       50,002
       7.070%, 11/30/00                50,000       50,030
                                                  --------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $250,032)                             250,032
                                                  --------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE -- 7.1%
--------------------------------------------------------------------------------
     Canadian Imperial Bank of Commerce (New York)
       6.720%, 09/13/00                50,000       50,000
       6.730%, 11/22/00                50,000       50,006
     Dresdner Bank A.G. (New York)
       7.090%, 05/15/01                30,000       30,022
     Lloyds TSB Bank (New York)
       6.260%, 08/01/00               100,000      100,000
     Societe Generale (New York)
       6.750%, 12/29/00                48,500       48,502
                                                  --------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $278,530)                             278,530
                                                  --------
--------------------------------------------------------------------------------
   EURODOLLAR CERTIFICATES OF DEPOSIT -- 3.3%
--------------------------------------------------------------------------------
     Australia & New Zealand
      Banking Group (London)
       7.010%, 07/11/01                50,000       50,004
     Citibank N.A. (London)
       6.770%, 12/19/00                30,000       30,002
     Westdeutsche Landesbank
      Girozentrale (London)
       6.720%, 09/29/00                50,000       50,006
                                                  --------
     TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
       (Cost $130,012)                             130,012
                                                  --------
--------------------------------------------------------------------------------
     BANK NOTES -- 12.7%
--------------------------------------------------------------------------------
     American Express Centurion Bank (A)
       6.601%, 05/11/01                50,000       50,000
     Bank of America N.A.
       6.840%, 12/19/00                50,000       50,000
     Bank One N.A.
       6.660%,10/10/00                 50,000       50,000
     Comerica Bank (A)
       6.671%, 09/11/00                50,000       50,004
       6.590%,06/19/01                 50,000       49,987
     First Union National Bank N.A. (A)
       6.878%, 08/29/00                50,000       50,002
       6.628%, 05/18/01                50,000       50,000
       6.626%, 07/17/01                50,000       50,000
     LaSalle Bank N.A.
       7.020%, 11/20/00                50,000       50,000
     National City Bank of Cleveland
       6.525%, 01/24/01                50,000       49,992
                                                  --------
     TOTAL BANK NOTES
       (Cost $499,985)                             499,985
                                                  --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- DISCOUNTED*--40.0%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - CREDIT CARD -- 2.0%
     Montauk Funding Corp. (B)
       6.599%, 08/25/00                40,000       39,826
       6.596%, 09/05/00                40,000       39,746
                                                  --------
                                                    79,572
                                                  --------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS -- 13.1%
     Bavaria Universal Funding Corp. (B)
       6.591%, 08/01/00                39,915       39,915
       6.571%, 08/16/00                25,000       24,932
     Beta Finance Inc. (B)
       6.722%, 09/07/00                50,000       49,660
       6.728%, 09/07/00                23,000       22,844
       6.701%, 10/13/00                35,000       34,533
       6.639%, 10/16/00                21,000       20,710
     CC (USA) Inc. (B)
       6.795%, 08/17/00                27,000       26,920
       6.796%, 08/25/00                35,000       34,844
       6.651%, 10/26/00                21,500       21,164


        The accompanying notes are an integral part of the financial statements. 68 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

DIVERSIFIED MONEY MARKET FUND  (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
     COMMERCIAL PAPER -- DISCOUNTED*-- (CONTINUED)
--------------------------------------------------------------------------------
     Galaxy Funding Inc. (B)
       6.709%, 08/23/00               $50,000   $   49,798
       6.611%, 08/31/00                40,000       39,782
       6.762%, 09/05/00                50,000       49,673
       6.860%, 09/13/00                50,000       49,603
     Greyhawk Funding LLC (B)
       6.314%, 08/01/00                50,000       50,000
                                                ----------
                                                   514,378
                                                ----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES -- 12.1%
     Clipper Receivables Corp. (B)
       6.671%, 08/01/00                50,000       50,000
       6.636%, 09/06/00                30,000       29,803
     Concord Minutemen Capital
       Co., Ser A (B)
       6.687%, 10/23/00                23,788       23,428
     Crown Point Capital Co, Ser A (B)
       6.587%, 08/14/00                30,000       29,929
       6.822%, 09/14/00                34,529       34,245
       6.606%, 09/20/00                25,000       24,773
       6.852%, 10/18/00                35,000       34,491
     Edison Asset Securitization
       Corp. LLC (B)
       6.848%, 09/07/00                50,000       49,655
     International Securitization
       Corp. (B)
       6.566%, 08/15/00                50,000       49,873
       6.647%, 10/06/00                19,519       19,285
     Lexington Parker Capital Company
       LLC (A) (B)
       6.705%, 01/25/01                50,000       50,000
     WCP Funding Inc. (B)
       6.762%, 08/14/00                48,000       47,885
       6.727%, 08/22/00                35,000       34,865
                                                ----------
                                                   478,232
                                                ----------
   BANKS -- 4.2%
     Banque Nationale de Paris (Canada)
       6.743%, 09/29/00                15,000       14,837
     Dexia CLF Finance (B)
       6.707%, 09/18/00                50,000       49,561
     Nationwide Building Society
       6.742%, 08/23/00                50,000       49,797
     UBS Finance (DE) Inc.
       6.711%, 09/06/00                50,000       49,670
                                                ----------
                                                   163,865
                                                ----------
   BROKERAGE -- 4.6%
     Bear Stearns Companies Inc.
       6.700%, 10/11/00                50,000       49,351
     Goldman Sachs Group LP
       6.761%, 08/14/00                40,000       39,904
     Goldman Sachs Group Inc.
       6.780%, 09/25/00                40,000       40,000
       6.740%, 10/11/00                50,000       50,000
                                                ----------
                                                   179,255
                                                ----------
   FINANCIAL SERVICES -- 4.0%
     Aegon Funding Corp. (B)
       6.856%, 12/12/00                50,000       48,775
       6.843%, 12/14/00                40,000       39,007
     Louis Dreyfus Corp./
       LOC ABN-Amro Bank N.V.
       6.600%, 08/04/00                20,000       19,989
     Salomon Smith Barney Holdings Inc.
       6.712%, 09/21/00                50,000       49,533
                                                ----------
                                                   157,304
                                                ----------
     TOTAL COMMERCIAL PAPER--DISCOUNTED*
       (Cost $1,572,606)                         1,572,606
                                                ----------
--------------------------------------------------------------------------------
   CORPORATE NOTE -- 0.4%
--------------------------------------------------------------------------------
     Bank of America Corporation
       6.625%, 05/30/01                17,000       16,939
                                                ----------
     TOTAL CORPORATE NOTE
       (Cost $16,939)                               16,939
                                                ----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- 17.1%
--------------------------------------------------------------------------------
     Associates Corp. of N.A. (A) (C)
       6.770%, 06/15/01                50,000       50,000
     Bear Stearns Companies, Inc. (A)
       6.670%, 01/25/01                50,000       50,000
       7.503%, 02/06/01                35,000       35,146
     Beta Finance Inc.(A) (B)
       6.757%, 04/17/01                50,000       50,000
     Cit Group Inc.
       5.350%, 12/15/00                45,000       44,707
     Citigroup Inc. (A)
       6.600%, 06/06/01                50,000       50,000


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 69
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
     CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- (CONTINUED)
--------------------------------------------------------------------------------
     General Motors Acceptance Corp. (A)
       6.620%, 09/01/00               $16,000     $ 16,000
       6.855%, 08/02/01                25,000       25,054
     General Motors Acceptance Corp.
       6.750%, 06/05/01                40,860       40,790
     Household Finance Corp. (A)
       6.780%, 09/14/00                50,000       49,996
       6.745%, 02/23/01                80,000       80,055
     Liberty Lighthouse U.S.
       Capital (A) (B)
       6.628%, 02/20/01                70,000       70,000
     Morgan Stanley, Dean Witter
       & Co., Ser C (A)
       6.864%, 01/26/01                10,000       10,008
     Sigma Finance, Inc. (A) (B)
       6.725%, 02/15/01                50,000       50,000
     Strategic Money Market Trust,
       Ser A-2 (A) (B)
       6.650%, 12/13/00                50,000       50,000
                                                ----------
     TOTAL CORPORATE OBLIGATIONS
       (MEDIUM TERM NOTES)
       (Cost $671,756)                             671,756
                                                ----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.5%
--------------------------------------------------------------------------------
     FHLB (A)
       6.457%, 03/22/01                35,000       35,000
     SLMA (A)
       6.867%, 11/17/00                25,000       24,999
                                                ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $59,999)                               59,999
                                                ----------
--------------------------------------------------------------------------------
   EURODOLLAR TIME DEPOSIT -- 1.3%
--------------------------------------------------------------------------------
     Huntington National Bank
       6.656%, 08/01/00                50,000       50,000
                                                ----------
     TOTAL EURODOLLAR TIME DEPOSIT
       (Cost $50,000)                               50,000
                                                ----------
--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- 10.7%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       6.520%, dated 07/31/00, matures
       08/01/00, repurchase price
       $92,764,981 (collateralized
       by a U.S. Treasury Note,
       par value $93,368,000,
       5.500%, 08/31/01;
       market value $94,603,244)     $ 92,748   $   92,748
     Deutsche Bank Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $44,982,128 (collateralized
       by various U.S. Treasury STRIPS,
       par value $138,993,000, 0.000%,
       02/15/03-08/15/27; market value
       $45,861,388)                    44,974       44,974
     JP Morgan Securities, Inc.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $139,340,587 (collateralized
       by various U.S. Treasury Bonds,
       par value $107,873,000,
       8.125%-12.000%, 08/15/13-05/15/21;
       market value $142,102,947)     139,315      139,315
     Lehman Brothers, Inc.
       6.480%, dated 07/31/00, matures
       08/01/00, repurchase price
       $2,125,738 (collateralized
       by a U.S. Treasury Note,
       par value $2,190,000,
       4.625%, 12/31/00;
       market value $2,182,107)         2,125        2,125
     UBS Warburg, LLC.
       6.500%, dated 07/31/00, matures
       08/01/00, repurchase price
       $142,339,663 (collateralized
       by various U.S. Treasury STRIPS,
       par value $418,904,000, 0.000%,
       02/15/11-05/15/20; market value
       $145,160,356)                  142,314      142,314
                                                ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $421,476)                             421,476
                                                ----------
   TOTAL INVESTMENTS -- 100.5%
     (Cost $3,951,335)                           3,951,335
                                                ----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.5%)     (21,277)
                                                ----------


        The accompanying notes are an integral part of the financial statements. 70 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                               Value (000)
--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par
       value) based on 1,729,799,303
       outstanding shares of beneficial
       interest                                $ 1,729,799
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 626,421,659
       outstanding shares of beneficial
       interest                                    626,422
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par
       value) based on 1,575,634,502
       outstanding shares of beneficial
       interest                                  1,575,635
     Undistributed net investment income                26
     Accumulated net realized loss on investments   (1,824)
                                                ----------
   TOTAL NET ASSETS -- 100.0%                   $3,930,058
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES               $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES               $1.00
                                                ==========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) PUTTABLE SECURITY -- MATURITY DATE REFLECTS THE NEXT PUT DATE.
FHLB -- FEDERAL HOME LOAN BANK
N.A. -- NORTH AMERICA
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPERATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 71
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS -- 99.3%
--------------------------------------------------------------------------------
     ABAG, Financial Authority,
       Episcopal Homes Foundation, COP (A) (B) (C)
       4.150%, 08/07/00                $5,250      $ 5,250
     Alameda-Contra Costa Counties,
       School Financing Authority,
       Capital Improvements
       Financing Projects,
       Ser I, COP, AMBAC Insured (A) (B) (C)
       4.100%, 08/07/00                 4,000        4,000
     Alameda-Contra Costa Counties,
       School Financing Authority,
       Capital Improvements
       Financing Authority,
       Ser E, RB (A) (B) (C)
       4.200%, 08/07/00                12,000       12,000
     Alameda County, Industrial
       Development Authority,
       Bat Properties Project,
       AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 3,250        3,250
     Alameda County, Industrial
       Development Authority,
       Meskimen Family Trail Project,
       Ser A, AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 1,000        1,000
     Alameda County, Industrial
       Development Authority,
       Plymouth Properties Project,
       Ser A, AMT, RB (A) (B) (C)
       4.250%, 08/07/00                 1,300        1,300
     Alameda County, Industrial
       Development Authority,
       Tool Family Partnership,
       AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 1,895        1,895
     Alameda County, Industrial
       Development Authority,
       West Coast Pack Project,
       Ser A, AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 5,400        5,400
     Alameda County, Multi-Family
       Housing, Berkeleyan Project,
       Ser A, AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 5,895        5,895
     Anaheim, Electric, TECP (C)
       4.300%, 08/25/00                 8,850        8,850
     Anaheim, Public Improvement,
       1995 Police Facilities
       Refinancing Project,
       COP, AMBAC Insured (A) (B) (C)
       3.950%, 08/07/00                 2,800        2,800
     Burbank, Redevelopment Agency,
       Multi-Family Housing,
       Issue A, RB (A) (B) (C)
       3.950%, 08/07/00                 7,600        7,600
     California State, Community
       College Financing
       Authority, Ser A, TRAN,
       FSA Insured
       5.000%, 06/29/01                 5,000        5,033
     California State, Department
       of Water Resources,
       Central Valley Project, Ser J-2, RB
       5.400%, 12/01/00                 1,225        1,232
     California State, Department
       of Water Resources,
       Central Valley Project, Ser O, RB
       8.750%, 12/01/00                 4,540        4,616
     California State, Economic
       Development Authority,
       Serra Microchassis Project,
       AMT, RB (A) (B) (C)
       4.100%, 09/01/00                 2,000        2,000
     California State,
       Economic Development Finance
       Authority, Joseph Schmidt Project,
       Ser A, AMT, RB (A) (B) (C)
       4.200%, 08/07/00                 3,100        3,100
     California State, Economic
       Development Finance Authority,
       Serra Mission Project,
       Ser A, AMT, RB (A) (B) (C)
       4.100%, 09/01/00                 2,280        2,280
     California State, Educational
       Facilities Authority, California
       Institute of Technology,
       RB (A) (B)
       4.100%, 08/07/00                 4,200        4,200
     California State, Educational
       Facilities Authority,
       Carnegie Institute,
       Ser B, TECP
       3.400%, 08/11/00                 5,000        5,000
     California State, Educational
       Facilities Authority,
       Foundation For Educational
       Achievement,
       Ser A, RB (A) (B) (C)
       3.950%, 08/07/00                 1,350        1,350
     California State, Health
       Facilities Financing Authority,
       Santa Barbara Cottage,
       Ser B, RB (A) (B) (C)
       4.000%, 08/07/00                 3,100        3,100
     California State, Pollution
       Control Financing Authority,
       Burney Forest Products Project,
       Ser A, AMT, RB (A) (B) (C)
       4.200%, 08/01/00                10,200       10,200
     California State, Pollution
       Control Financing
       Authority, Chevron USA
       Project, RB (A) (B)
       4.150%, 05/15/01                 2,585        2,585


        The accompanying notes are an integral part of the financial statements. 72 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     California State, Pollution
       Control Financing
       Authority, Chevron USA Project,
       Ser B, RB (A) (B)
       4.250%, 06/15/00                $4,235      $ 4,235
     California State, Pollution
       Control Financing
       Authority, Delano Project 1989,
       AMT, RB (A) (B) (C)
       4.100%, 08/01/00                 5,700        5,700
     California State, Pollution
       Control Financing
       Authority, Delano Project 1990,
       AMT, RB (A) (B) (C)
       4.100%, 08/01/00                 1,475        1,475
     California State, Pollution
       Control Financing
       Authority, Delano Project 1991,
       AMT, RB (A) (B) (C)
       4.100%, 08/01/00                   200          200
     California State, Pollution
       Control Financing
       Authority, Exxon Project,
       RB (A) (B)
       3.950%, 08/01/00                 5,000        5,000
     California State, Pollution
       Control Financing
       Authority, Pacific Gas & Electric,
       Ser D, RB (A) (B) (C)
       4.000%, 08/01/00                 4,800        4,800
     California State, Pollution
       Control Financing
       Authority, Shell Oil
       Martinez Project,
       Ser A, RB (A) (B)
       4.000%, 08/01/00                 1,600        1,600
     California State, Pollution
       Control Financing
       Authority, Shell Oil Project,
       Ser A, RB (A) (B)
       4.000%, 08/01/00                 6,100        6,100
     California State, Pollution
       Control Financing
       Authority, Shell Oil Project,
       Ser C, RB (A) (B)
       4.000%, 08/01/00                 2,000        2,000
     California State, Pollution
       Control Financing
       Authority, Southern
       California Edison,
       Ser A, RB (A) (B)
       4.350%, 08/01/00                 1,800        1,800
     California State, Pollution
       Control Financing
       Authority, Southern
       California Edison,
       Ser B, RB (A) (B)
       4.350%, 08/01/00                10,600       10,600
     California State, Pollution
       Control Financing
       Authority, Southern
       California Edison,
       Ser C, RB (A) (B)
       4.350%, 08/01/00                 5,000        5,000
     California State, Pollution
       Control Financing
       Authority, Southern
       California Edison,
       Ser D, RB (A) (B)
       4.350%, 08/01/00                16,000       16,000
     California State, Public
       Finance Authority,
       Capital Improvements
       Financing, RB,
       MBIA Insured (A) (B) (C)
       4.400%, 08/07/00                23,500       23,500
     California State, School
       Cash Reserve Program,
       Ser A, TRAN, AMBAC Insured
       5.250%, 07/03/01                 5,600        5,648
     California State, School
       Facilities Financing,
       Capital Improvement
       Financing Projects,
       Ser A, COP (A) (B) (C)
       4.050%, 08/07/00                 8,700        8,700
     California State, School
       Facilities Financing,
       Capital Improvement
       Financing Projects,
       Ser D, COP (A) (B) (C)
       3.850%, 08/07/00                 5,800        5,800
     California State, Transit
       Finance Authority,
       RB, FSA Insured (A) (B) (C)
       4.150%, 08/07/00                 6,900        6,900
     California State, University
       Revenue and Co, Housing System,
       Ser A7, RB, AMBAC
       Insured (A) (B) (C)
       4.400%, 08/07/00                14,200       14,200
     California Statewide,
       Community Development Authority,
       Multi-Family Housing, Aegis
       Pleasant Hill, Ser H, AMT,
       RB (A) (B) (C)
       4.200%, 08/07/00                 6,270        6,270
     California Statewide,
       Community Development
       Authority, Northern
       California Retirement
       Facilities Project,
       COP (A) (B) (C)
       4.000%, 08/01/03                 5,055        5,055
     California Statewide,
       Community Development
       Authority, Ser A,
       TRAN, FSA Insured
       5.250%, 06/29/01                 6,600        6,656
     California State, TECP (C)
       3.900%, 09/29/00                 5,000        5,000
       4.000%, 10/12/00                 3,065        3,065


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 73
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Covina, Redevelopment Agency,
       Multi-Family Housing
       Authority, Shadowhills
       Apartments, Ser A, RB,
       FNMA Collateralized (A) (B) (C)
       3.950%, 08/07/00               $ 1,015      $ 1,015
     Dublin, Housing Finance Authority,
       Multi-Family Housing, Park Sierra,
       Ser A, AMT, RB (A) (B) (C)
       4.100%, 08/07/00                 2,500        2,500
     East Bay, Municipal Waste
       Water Authority, TECP
       3.350%, 08/11/00                 2,000        2,000
     Fontana, Special Tax,
       Community Facilities
       District No. 2, Ser A,
       RB, MBIA Insured
       4.000%, 09/01/00                 1,020        1,020
     Fresno, Solid Waste Management,
       Ser A, RB, MBIA Insured
       5.000%, 05/01/01                   970          975
     Golden Empire, Schools
       Financing Authority,
       Kern High School District,
       Ser B, RB (A) (B) (C)
       3.950%, 08/07/00                 8,400        8,400
     Irvine, Improvement Bond Act,
       Assessment District No.
       94-13, RB (A) (B) (C)
       4.050%, 09/01/00                 1,300        1,300
     Irvine, Improvement Bond Act,
       Assessment District No.
       94-15, RB (A) (B) (C)
       4.050%, 09/01/00                 1,000        1,000
     Irvine, Public Facilities &
       Infrastructure Authority,
       Capital Improvement Project,
       RB (A) (B) (C)
       4.000%, 08/07/00                 3,060        3,060
     Irvine Ranch, Water District,
       Consolidated Bonds,
       Ser B, GO (A) (B) (C)
       4.250%, 08/01/00                   600          600
     Irvine Ranch, Water District,
       Consolidated Improvement District,
       GO (A) (B) (C)
       4.150%, 08/01/00                 1,200        1,200
     La Mirada, Redevelopment Agency,
       Industrial Commercial Redevelopment,
       Ser B, TA Prerefunded @102 (D)
       6.750%, 08/15/00                 1,915        1,956
     Lancaster, Redevelopment Agency,
       Multi-Family Housing,
       Westwood Park Apartments,
       Ser K, RB (A) (B) (C)
       3.850%, 08/07/00                 1,200        1,200
     Long Beach, Harbor, Ser A, AMT, RB
       5.000%, 05/15/01                 2,450        2,466
     Los Angeles, Community
       Redevelopment Agency,
       Baldwin Hills Public Park,
       COP (A) (B) (C)
       3.950%, 08/07/00                 1,000        1,000
     Los Angeles County,
       Industrial Development
       Authority, Tulip Project,
       Ser A, AMT,
       RB (A) (B) (C)
       3.900%, 08/07/00                 1,900        1,900
     Los Angeles County,
       Pension Obligation, Ser A,
       RB, AMBAC Insured (A) (B)
       3.950%, 08/07/00                 7,400        7,400
     Los Angeles County, Pension
       Obligation, Ser B,
       RB, AMBAC Insured (A) (B) (C)
       3.950%, 08/07/00                 2,000        2,000
     Los Angeles County, Pension
       Obligation, Ser C,
       RB, AMBAC Insured (A) (B) (C)
       3.950%, 08/07/00                10,400       10,400
     Los Angeles County,
       Pooled School Financing
       Program, Ser A, RB
       5.000%, 07/02/01                 6,000        6,039
     Los Angeles County, Ser A, TRAN
       5.000%, 06/29/01                14,425       14,532
     Los Angeles County,
       Transportation Sales Tax,
       Ser A, RB Prerefunded @ 102 (D)
       6.700%, 07/01/01                   750          781
     Los Angeles, Department of
       Water, TECP (C)
       3.900%, 09/07/00                 3,000        3,000
     Los Angeles, Landscaping & Lighting
       District No. 96-1, SA
       5.250%, 03/01/01                 1,460        1,472
     Los Angeles, Multi-Family Housing,
       Loans To Lender Program,
       Ser A, AMT,
       RB (A) (B) (C)
       4.100%, 08/01/00                 5,000        5,000
     Los Angeles, Multi-Family Housing,
       Ser K, RB (A) (B) (C)
       3.650%, 08/07/00                 3,700        3,700
     Los Angeles, Waste Water
       System, Ser D,
       RB Prerefunded @ 102 (D)
       6.700%, 12/01/00                 4,055        4,174
     M-S-R Public Power Agency,
       San Juan, Sub Lien,
       Ser F, RB, MBIA Insured
       (A) (B) (C)
       4.000%, 08/01/00                 2,000        2,000


        The accompanying notes are an integral part of the financial statements. 74 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                          Par (000)  Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Metropolitan, Water
       District Southern
       California, Ser A1, GO
       5.000%, 03/01/01                $1,500      $ 1,512
     Metropolitan, Water
       District Southern California,
       Ser B, RB (A) (B) (C)
       4.000%, 08/07/00                 2,000        2,000
     Metropolitan, Water
       District Southern California,
       TECP (C)
       3.350%, 08/04/00                 3,000        3,000
       3.900%, 10/05/00                 5,000        5,000
     Modesto, Irrigation, TECP (C)
       4.500%, 08/09/00                 4,000        4,000
     Mount Diablo, Unified
       School District No. 1,
       RB Prerefunded @ 102 (D)
       7.050%, 08/01/00                 5,000        5,100
     Oakland, TRAN
       4.250%, 09/29/00                 1,810        1,811
     Orange County, Apartment
       Development Authority,
       Lakes Project, Ser A,
       RB (A) (B) (C)
       4.000%, 08/07/00                 8,000        8,000
     Orange County, Apartment
       Development Authority,
       Pointe Niguel Project, Ser C,
       RB (A) (B) (C)
       3.950%, 08/07/00                 5,000        5,000
     Orange County, Local
       Transportation Authority,
       Ser M, RB, AMBAC Insured
       5.500%, 02/15/01                 1,500        1,515
     Orange County, Local
       Transportation Authority,
       TECP (C)
       3.850%, 08/04/00                 5,000        5,000
     Orange County Multi-Family
       Housing Authority,
       Lantern Pines Project, Ser CC,
       RB (A) (B) (C)
       3.750%, 08/07/00                 6,500        6,500
     Orange County, Special
       Financing Authority,
       Teeter Plan, Ser B, RB,
       AMBAC Insured (A) (B) (C)
       4.000%, 08/07/00                 5,900        5,900
     Orange County, Special
       Financing Authority,
       Teeter Plan, Ser C, RB,
       AMBAC Insured (A) (B) (C)
       4.000%, 08/07/00                 3,400        3,400
     Orange County, Water District,
       TECP (C) 4.000%, 11/09/00        2,175        2,175
     Oxnard, Multi-Family
       Housing Authority,
       Seawind Apartments Projects,
       Ser A, AMT,
       RB (A) (B) (C)
       4.000%, 08/07/00                 2,700        2,700
     Pasadena, Electric, RB
       MBIA Insured
       4.750%, 08/01/00                 1,540        1,540
     Rancho Cucamonga, Redevelopment
       Agency, Redevelopment
       Project, TA, FSA Insured
       4.250%, 09/01/00                   940          941
     Riverside County, 1997
       Lease Project, COP,
       MBIA Insured
       4.750%, 11/01/00                 3,015        3,023
     Riverside County, Public
       Facilities Authority,
       Ser A, COP (A) (B) (C)
       4.050%, 08/07/00                11,200       11,200
     Riverside County, Public
       Facilities Authority,
       Ser B, COP (A) (B) (C)
       3.900%, 08/07/00                 7,000        7,000
     Riverside County, TECP (C)
       4.100%, 08/16/00                   700          700
     Riverside County,
       Transportation Community,
       Ser A, RB Prerefunded @ 102 (D)
       6.500%, 06/01/01                 3,500        3,635
     Sacramento, Municipal
       Utilities District, Electric,
       Ser L, RB, MBIA Insured
       5.000%, 07/01/01                 1,000        1,007
     Sacramento, Redevelopment Agency,
       Merged Downtown, Ser A, TA,
       Prerefunded @102 (D)
       6.500%, 11/01/00                 3,985        4,090
     San Bernadino County,
       Multi-Family Housing
       Authority, Mountain
       View Apartments,
       RB (A) (B) (C)
       4.000%, 08/07/00                 2,400        2,400
     San Bernadino County,
       Multi-Family Housing
       Authority, Pepperwood,
       Ser A, RB (A) (B) (C)
       3.850%, 08/01/00                 1,100        1,100
     San Diego County, Regional
       Transportation, Ser A, RB,
       FGIC Insured
       4.400%, 04/01/01                 3,870        3,891
     San Diego, Metropolitan
       Transportation Development,
       COP, FSA Insured
       4.000%, 12/01/00                 3,005        3,009
     San Diego, Multi-Family
       Housing Authority,
       Issue A, RB (A) (B) (C)
       3.850%, 08/07/00                 3,000        3,000
     San Diego, Multi-Family
       Housing Authority,
       Nobel Courts, Ser L,
       RB (A) (B) (C)
       3.950%, 08/07/00                 6,600        6,600


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 75
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
[Highmark Funds logo omitted]

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                   Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     San Diego, Multi-Family
       Housing Authority,
       RB, FNMA Collateralized
       (A) (B) (C)
       3.850%, 08/07/00                $2,350      $ 2,350
     San Diego, TRAN
       4.250%, 09/29/00 4,000
       4,005 San Diego, Unified
       School District, Ser A, TRAN
       4.250%, 09/29/00                 8,000        8,007
     San Francisco, Bay Area
       Rapid Transit, TECP (C)
       4.100%, 10/13/00                 3,000        3,000
     San Francisco, City & County,
       George R. Moscone
       Center, ETM, RB,
       AMBAC Insured
       6.200%, 10/01/00                 1,000        1,004
     San Francisco, City & County,
       Redevelopment Authority,
       Educational Facilities,
       Community College, Ser A, GO
       6.500%, 06/15/01                   830          845
     San Francisco, City & County,
       Redevelopment Authority,
       Fillmore Housing Center Project,
       Ser A-1, RB (A) (B) (C)
       3.950%, 08/07/00                 2,550        2,550
     San Francisco, City & County,
       Redevelopment Authority,
       Zoo Facilities,
       Ser B, GO
       6.500%, 06/15/01                   490          499
     San Joaquin County, TRAN
       4.250%, 01/01/01                 1,000        1,001
     San Jose Airport, TECP (C)
       4.200%, 09/08/00                 2,500        2,500
     San Jose, Multi-Family
        Housing, Foxchase,
        Ser B, RB, FGIC Insured
       (A) (B) (C)
       4.050%, 08/07/00                 9,200        9,200
     San Jose, Redevelopment Agency,
       Multi-Family Housing,
       San Fernando Apartments,
       Ser A, AMT, RB (A) (B) (C)
       3.850%, 08/07/00                 1,000        1,000
     South Bayside, Waste
       Management Authority,
       Solid Waste Systems, RB,
       AMBAC Insured
       4.500%, 03/01/01                   615          616
     Southeast, Resource Recovery
       Facilities Authority,
       Ser A, RB (A) (B) (C)
       4.050%, 08/07/00                 5,600        5,600
     Southern California, Public
       Power Authority,
       Transmission Project, RB,
       AMBAC Insured (A) (B) (C)
       3.950%, 08/07/00                11,200       11,200
     South Orange County,
       Public Financing Authority,
       SA, FSA Insured
       3.700%, 09/02/00                   505          505
     Stanislaus, Waste-To-Energy
       Financing Authority,
       Ogden Martin System Project, RB,
       MBIA Insured (A) (B) (C)
       4.100%, 09/06/00                 7,280        7,280
     State of California, TECP (C)
       3.850%, 08/08/00                 6,000        6,000
       4.000%, 08/18/00                 5,000        5,000
     Tracy, Multi-Family
       Housing Redevelopment
       Authority, Sycamore
       Village Apartments,
       Ser A, RB (A) (B) (C)
       3.850%, 08/07/00                 2,000        2,000
     Turlock, Irrigation District,
       Transmission Projects,
       Ser A, COP (A) (B) (C)
       4.000%, 08/07/00                 3,850        3,850
     University of California,
       Multi-Purpose Projects,
       Ser F, RB, FGIC Insured
       7.000%, 09/01/00                 3,590        3,601
     University of California,
       Regents, TECP
       3.900%, 08/08/00                 3,000        3,000
       4.150%, 09/06/00                 5,000        5,000
     West Covina, Redevelopment Agency,
       Lakes Public Parking Project,
       RB (A) (B) (C)
       3.750%, 08/07/00                 2,995        2,995
                                                  --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $559,687)                             559,687
                                                  --------
--------------------------------------------------------------------------------
   CASH EQUIVALENTS -- 0.4%
--------------------------------------------------------------------------------
     Goldman Sachs Tax Free
      Money Market                  1,005,124        1,005
     Provident California Tax Free
       Money Market                 1,077,121        1,077
                                                  --------
     TOTAL CASH EQUIVALENTS
       (Cost $2,082)                                 2,082
                                                  --------
   TOTAL INVESTMENTS -- 99.7%
     (Cost $561,769)                               561,769
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 0.3%         1,702


        The accompanying notes are an integral part of the financial statements. 76 -----------------------------------------------------------------------------
   1.800.433.6884

STATEMENT OF NET ASSETS
JULY 31, 2000

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                Value (000)
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par
       value) based on 269,160,447
       outstanding shares of beneficial
       interest                                  $ 269,160
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par
       value) based on 206,270,844
       outstanding shares of beneficial
       interest                                    206,271
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par
       value) based on 88,097,772 outstanding
       shares of beneficial interest                88,098
     Accumulated net realized loss on investments      (58)
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $563,471
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES             $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES               $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES               $1.00
                                                  ========

--------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE LESSER OF THE MATURITY OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TA -- TAX ALLOCATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 77
                                                        WWW.HIGHMARKFUNDS.COM

STATEMENTS OF OPERATIONS (000)
FOR THE FISCAL YEAR OR PERIOD ENDED JULY 31, 2000
--------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                   GROWTH                       MOMENTUM
                                                                                    FUND                          FUND
                                                                                   -------                      --------
Interest Income .................................................................  $ 1,362                       $  737
Dividend Income .................................................................    3,522                       14,025
Less: Foreign Taxes Withheld, net of reclaims ...................................      (19)                         (35)
                                                                                   -------                      -------
           Total Investment Income ..............................................    4,865                       14,727
                                                                                   -------                      -------
Expenses:
   Administrative Fees ..........................................................    1,608                        1,664
   Administrative Fees Waived ...................................................     (161)                        (166)
   Investment Adviser Fees ......................................................    4,825                        4,991
   Investment Adviser Fees Waived ...............................................       --                           --
   Shareholder Servicing Fees Fiduciary Shares ..................................    1,873                        1,726
   Shareholder Servicing Fees Class A Shares ....................................       93                           93
   Shareholder Servicing Fees Class B Shares ....................................       44                           18
   Shareholder Servicing Fees Waived ............................................   (1,180)                      (1,227)
   Custodian Fees ...............................................................       80                           83
   Professional Fees ............................................................       46                           56
   Registration Fees ............................................................       89                           37
   Transfer Agency Fees .........................................................       69                           77
   Distribution Fees Class A Shares .............................................       93                           93
   Distribution Fees Class B Shares .............................................      133                           55
   Distribution Fees Class C Shares .............................................        2                            1
   Distribution Fees Waived .....................................................       --                           --
   Insurance Fees ...............................................................        5                            9
   Trustees Fees ................................................................       17                           20
   Printing Fees ................................................................       51                           68
   Miscellaneous Fees ...........................................................        6                           17
                                                                                   -------                      -------
      Total Expenses ............................................................    7,693                        7,615
      Reduction of Expenses (1) .................................................      (26)                         (27)
                                                                                   -------                      -------
      Total Net Expenses ........................................................    7,667                        7,588
                                                                                   -------                      -------
   Net Investment Income (Loss) .................................................   (2,802)                       7,139
                                                                                   -------                      -------
   Net Realized Gain on Investments .............................................   66,871                       52,887
                                                                                   -------                      -------
   Net Realized Gain on Option Contracts ........................................       --                          552
                                                                                   -------                      -------
Net Realized Loss on Foreign Currency Transactions ..............................       --                           --
                                                                                   -------                      -------
Change in Unrealized Appreciation (Depreciation) on Investments .................   20,851                      (26,490)
                                                                                   -------                      -------
Change in Unrealized Appreciation (Depreciation) on Foreign Currency ............       --                           --
                                                                                   -------                      -------
Net Realized and Unrealized Gain (Loss) on Investments ..........................   87,722                       26,949
                                                                                   -------                      -------
Increase (Decrease) in Net Assets Resulting from Operations .....................  $84,920                      $34,088
                                                                                   =======                      =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SEE NOTE 3.
(2) COMMENCED OPERATIONS ON MAY 31, 2000.


        The accompanying notes are an integral part of the financial statements. 78 -----------------------------------------------------------------------------
   1.800.433.6884

                                                               INCOME        CORE               SMALL CAP    INTERNATIONAL
                                                               EQUITY       EQUITY    BALANCED     VALUE        EQUITY
                                                                FUND       FUND (2)     FUND        FUND         FUND
                                                              --------     --------   --------     -------     -------
Interest Income ............................................  $    611       $ 22     $ 10,846     $ 1,109     $   168
Dividend Income ............................................    12,131         28        5,038       1,274       2,056
Less: Foreign Taxes Withheld, net of reclaims ..............       (61)        --         (219)       (103)       (149)
                                                              --------       ----     --------     -------     -------
           Total Investment Income .........................    12,681         50       15,665       2,280       2,075
                                                              --------       ----     --------     -------     -------
Expenses:
   Administrative Fees .....................................     1,014          5          876         224         237
   Administrative Fees Waived ..............................      (280)        (1)         (88)        (22)        (24)
   Investment Adviser Fees .................................     3,043         14        2,629       1,122       1,127
   Investment Adviser Fees Waived ..........................       (10)        --           --          --          --
   Shareholder Servicing Fees Fiduciary Shares .............     1,167          6        1,058         263         294
   Shareholder Servicing Fees Class A Shares ...............        90         --           27          10           2
   Shareholder Servicing Fees Class B Shares ...............        11         --           10           7           1
   Shareholder Servicing Fees Waived .......................      (754)        (3)        (651)       (164)       (214)
   Custodian Fees ..........................................        51         --           44          21         222
   Professional Fees .......................................        35         --           29           8          14
   Registration Fees .......................................        87          1           22           9           6
   Transfer Agency Fees ....................................        56         --           42          21           4
   Distribution Fees Class A Shares ........................        90         --           27          10           2
   Distribution Fees Class B Shares ........................        33         --           31          22           3
   Distribution Fees Class C Shares ........................        --         --           --           1          --
   Distribution Fees Waived ................................        --         --           --          --          --
   Insurance Fees ..........................................         2         --            4          --          --
   Trustees Fees ...........................................         9         --           14           4           2
   Printing Fees ...........................................        41         --           36           2           8
   Miscellaneous Fees ......................................        12          1            8           3          17
                                                              --------       ----     --------     -------     -------
           Total Expenses ..................................     4,697         23        4,118       1,541       1,701
           Reduction of Expenses (1) .......................       (16)        (1)         (14)         (4)         (4)
                                                              --------       ----     --------     -------     -------
           Total Net Expenses ..............................     4,681         22        4,104       1,537       1,697
                                                              --------       ----     --------     -------     -------
   Net Investment Income (Loss) ............................     8,000         28       11,561         743         378
                                                              --------       ----     --------     -------     -------
Net Realized Gain on Investments ...........................    10,416          9       11,739       9,277       8,855
                                                              --------       ----     --------     -------     -------
Net Realized Gain on Option Contracts ......................        --         --           --          --          --
                                                              --------       ----     --------     -------     -------
Net Realized Loss on Foreign Currency Transactions .........        --         --           --         (14)        (75)
                                                              --------       ----     --------     -------     -------
Change in Unrealized Appreciation (Depreciation)
   on Investments ..........................................   (76,724)       432      (13,730)      7,331       3,269
                                                              --------       ----     --------     -------     -------
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency .....................................        --         --           --          (2)        (14)
                                                              --------       ----     --------     -------     -------
Net Realized and Unrealized Gain (Loss) on Investments .....   (66,308)       441       (1,991)     16,592      12,035
                                                              --------       ----     --------     -------     -------
Increase (Decrease) in Net Assets Resulting from Operations   $(58,308)      $469     $  9,570     $17,335     $12,413
                                                              ========       ====     ========     =======     =======

The accompanying notes are an integral part of the financial statements. ---------------------------------------------------------------------------- 79
                                                       WWW.HIGHMARKFUNDS.COM

STATEMENTS OF OPERATIONS (000)
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

                                                                   CALIFORNIA                             100%
                                                                  INTERMEDIATE          INTERMEDIATE- U.S.TREASURY  U.S. GOVERNMENT
                                                                   TAX-FREE     BOND      TERM BOND   MONEY MARKET   MONEY MARKET
                                                                   BOND FUND    FUND        FUND          FUND          FUND
                                                                  ----------   -------     -------       -------       -------
Interest Income ..................................................  $8,155     $22,347     $16,966       $68,857       $29,254
                                                                    ------     -------     -------       -------       -------
           Total Investment Income ...............................   8,155      22,347      16,966        68,857        29,254
                                                                    ------     -------     -------       -------       -------
Expenses:
   Administrative Fees ...........................................     333         654         498         2,534         1,015
   Administrative Fees Waived ....................................     (33)        (65)        (50)         (253)         (101)
   Investment Adviser Fees .......................................     832       1,636       1,244         3,801         1,522
   Investment Adviser Fees Waived ................................    (499)         --          --          (634)           --
   Shareholder Servicing Fees Fiduciary Shares ...................     357         808         610           631           854
   Shareholder Servicing Fees Class A Shares .....................      59          10          12         1,054           161
   Shareholder Servicing Fees Class B Shares .....................      --          --          --            --             1
   Shareholder Servicing Fees Waived .............................    (415)       (785)       (547)       (1,685)       (1,015)
   Custodian Fees ................................................      16          33          25           127            51
   Professional Fees .............................................      19          43          19            87            27
   Registration Fees .............................................      17          42          14            99            48
   Transfer Agent Fees ...........................................      21          28          22           125            41
   Distribution Fees Class A Shares ..............................      58          10          12         1,054           161
   Distribution Fees Class B Shares ..............................       2          --          --            --             2
   Distribution Fees Class S Shares ..............................      --          --          --         3,262           556
   Distribution Fees Waived ......................................     (58)        (10)        (12)           --            --
   Insurance Fees ................................................       4           1           2             8             2
   Trustees Fees .................................................       7          14           5            20            11
   Printing Fees .................................................      16          27          16            85            36
   Miscellaneous Fees ............................................       4          16           8            32            14
                                                                    ------     -------     -------       -------       -------
           Total Expenses ........................................     740       2,462       1,878        10,347         3,386
           Reduction of Expenses (1) .............................      (5)        (10)         (8)          (44)          (17)
                                                                    ------     -------     -------       -------       -------
           Total Net Expenses ....................................     735       2,452       1,870        10,303         3,369
                                                                    ------     -------     -------       -------       -------
   Net Investment Income .........................................   7,420      19,895      15,096        58,554        25,885
                                                                    ------     -------     -------       -------       -------
Net Realized Gain (Loss) on Investments ..........................     147      (1,032)     (2,004)           30            12
                                                                    ------     -------     -------       -------       -------
Change in Unrealized Appreciation (Depreciation) on Investments ..      94      (3,247)     (1,474)           --            --
                                                                    ------     -------     -------       -------       -------
Net Realized and Unrealized Gain (Loss) on Investments ...........     241      (4,279)     (3,478)           30            12
                                                                    ------     -------     -------       -------       -------
Increase in Net Assets Resulting from Operations .................  $7,661     $15,616     $11,618       $58,584       $25,897
                                                                    ======     =======     =======       =======       =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SEE NOTE 3.



        The accompanying notes are an integral part of the financial statements. 80 -----------------------------------------------------------------------------
   1.800.433.6884

--------------------------------------------------------------------------------

                                                                    DIVERSIFIED   CALIFORNIA TAX-FREE
                                                                    MONEY MARKET     MONEY MARKET
                                                                       FUND             FUND
                                                                     --------          -------
Interest Income ...................................................  $207,654          $21,931
                                                                     --------          -------
           Total Investment Income ................................   207,654           21,931
                                                                     --------          -------
Expenses:
   Administrative Fees ............................................     7,003            1,314
   Administrative Fees Waived .....................................      (700)            (131)
   Investment Adviser Fees ........................................    10,504            1,970
   Investment Adviser Fees Waived .................................        --             (774)
   Shareholder Servicing Fees Fiduciary Shares ....................     4,177              746
   Shareholder Servicing Fees Class A Shares ......................     1,986              714
   Shareholder Servicing Fees Class B Shares ......................        --               --
   Shareholder Servicing Fees Waived ..............................    (6,163)          (1,460)
   Custodian Fees .................................................       350               66
   Professional Fees ..............................................       172               41
   Registration Fees ..............................................       347               29
   Transfer Agent Fees ............................................       312               51
   Distribution Fees Class A Shares ...............................     1,986              714
   Distribution Fees Class B Shares ...............................        --               --
   Distribution Fees Class S Shares ...............................     5,699              399
   Distribution Fees Waived .......................................        --               --
   Insurance Fees .................................................        27                2
   Trustees Fees ..................................................        65               13
   Printing Fees ..................................................       196               32
   Miscellaneous Fees .............................................       135               64
                                                                     --------          -------
           Total Expenses .........................................    26,096            3,790
           Reduction of Expenses (1) ..............................      (119)             (22)
                                                                     --------          -------
           Total Net Expenses .....................................    25,977            3,768
                                                                     --------          -------
   Net Investment Income ..........................................   181,677           18,163
                                                                     --------          -------
Net Realized Gain (Loss) on Investments ...........................        73                7
                                                                     --------          -------
Change in Unrealized Appreciation (Depreciation) on Investments ...        --               --
                                                                     --------          -------
Net Realized and Unrealized Gain (Loss) on Investments ............        73                7
                                                                     --------          -------
Increase in Net Assets Resulting from Operations ..................  $181,750          $18,170
                                                                     ========          =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SEE NOTE 3.

The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 81
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

STATEMENTS OF CHANGES IN NET ASSETS (000)

FOR THE FISCAL YEARS OR PERIODS ENDED

                                                           GROWTH               VALUE MOMENTUM           INCOME EQUITY
                                                            FUND                     FUND                     FUND
                                                  ------------------------  -----------------------  -----------------------
                                                    08/01/99   08/01/98       08/01/99   08/01/98      08/01/99   08/01/98
                                                  TO 07/31/00 TO 07/31/99   TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99
                                                  ------------------------  -----------------------  -----------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ..................  $  (2,802) $  (1,030)      $   7,139 $   9,788     $    8,000   $  9,364
  Net Realized Gain on Investments ..............     66,871     67,282          52,887    37,461         10,416    125,499
  Net Realized Gain on Option Contracts .........        --          --             552        71             --         --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions ................................        --          --              --        --             --         --
  Change in Unrealized Appreciation
    (Depreciation) on Investments ...............     20,851     59,868         (26,490)   55,738        (76,724)   (47,639)
  Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency ..........         --         --              --        --             --         --
                                                   ---------  ---------       ---------   -------     ----------   --------
Net Increase (Decrease) in Net Assets Resulting
    From Operations .............................     84,920    126,120          34,088   103,058        (58,308)    87,224
                                                   ---------  ---------       ---------   -------     ----------   --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ............................         --         --          (6,096)   (9,557)        (7,684)    (9,191)
    Class I Shares ..............................         --         --            (900)       --             --         --
    Class A Shares ..............................         --         --            (238)     (316)          (427)      (261)
    Class B Shares ..............................         --         --              (7)      (19)           (34)       (19)
    Class C Shares ..............................         --         --              --        --             --         --
    Distributions in excess of net investment
      income ....................................         --         --              --        --             --         --
  Capital Gains:
    Fiduciary Shares ............................    (67,698)   (38,687)        (32,731)  (26,011)      (114,343)   (77,000)
    Class I Shares ..............................         --         --          (5,746)       --             --         --
    Class A Shares ..............................     (3,095)    (1,136)         (1,827)   (1,101)        (4,308)    (2,647)
    Class B Shares ..............................     (1,383)      (309)           (353)     (182)        (1,052)      (298)
    Class C Shares ..............................         (2)        --              (1)       --             --         --
                                                   ---------  ---------       ---------   -------     ----------   --------
      Total Distributions .......................    (72,178)   (40,132)        (47,899)  (37,186)      (127,848)   (89,416)
                                                   ---------  ---------       ---------   -------     ----------   --------
Change in Net Assets ............................     12,742     85,988         (13,811)   65,872       (186,156)    (2,192)
                                                   ---------  ---------       ---------   -------     ----------   --------
Share Transactions(2):
  Fiduciary Shares:
    Proceeds in connection with the acquisition
      of Common Trust Fund Assets ...............         --         --              --        --             --      5,877
    Proceeds from the reorganization of the
      Blue Chip Growth Fund .....................         --    134,130              --        --             --         --
    Proceeds from Shares Issued .................    193,137    152,940         132,303   167,107         90,475     59,638
    Reinvestment of Distributions ...............     66,007     37,499          34,930    30,723        112,073     77,041
    Cost of Shares Redeemed .....................   (288,857)  (169,282)       (372,269) (280,911)      (364,118)  (176,019)
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Fiduciary Share Transactions ........    (29,713)   155,287        (205,036)  (83,081)      (161,570)   (39,340)
                                                   ---------  ---------       ---------  --------      ---------   --------
  Class I Shares:
    Proceeds from Shares Issued .................         --         --         124,178        --             --         --
    Reinvestment of Distributions ...............         --         --           6,646        --             --         --
    Cost of Shares Redeemed .....................         --         --         (15,675)       --             --         --
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Class I Share Transactions ..........         --         --         115,149        --             --         --
                                                   ---------  ---------       ---------  --------      ---------   --------
  Class A Shares:
    Proceeds from Shares Issued .................    448,194     87,981         189,754    64,059         60,185      9,523
    Reinvestment of Distributions ...............      2,859      1,057           1,838     1,320          4,539      2,622
    Cost of Shares Redeemed .....................   (420,811)   (82,900)       (186,694)  (66,804)       (16,267)   (12,704)
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Class A Share Transactions ..........     30,242      6,138           4,898    (1,425)        48,457       (559)
                                                   ---------  ---------       ---------  --------      ---------   --------
  Class B Shares:
    Proceeds from Shares Issued .................     14,908      9,353           3,960     2,059          1,492      2,874
    Reinvestment of Distributions ...............      1,356        303             351       195          1,067        307
    Cost of Shares Redeemed .....................     (2,828)    (1,012)         (2,382)   (1,457)        (1,709)      (517)
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Class B Share Transactions ..........     13,436      8,644           1,929       797            850      2,664
                                                   ---------  ---------       ---------  --------      ---------   --------
  Class C Shares:
    Proceeds from Shares Issued .................        875         --             591        --             39         --
    Reinvestment of Distributions ...............          2         --               1        --             --         --
    Cost of Shares Redeemed .....................        (23)        --             (17)       --             --         --
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Class C Share Transactions ..........        854         --             575        --             39         --
                                                   ---------  ---------       ---------  --------      ---------   --------
Net Increase (Decrease) in Net Assets From
   Share Transactions ...........................     14,819    170,069         (82,485)  (83,709)      (112,224)   (37,235)
                                                   ---------  ---------       ---------  --------      ---------   --------
      Total Increase (Decrease) in Net Assets ...     27,561    256,057         (96,296)  (17,837)      (298,380)   (39,427)
                                                   ---------  ---------       ---------  --------      ---------   --------
Net Assets:
  Beginning of Period ...........................    774,238    518,181         886,317   904,154        655,711    695,138
                                                   ---------  ---------       ---------  --------      ---------   --------
  End of Period .................................  $ 801,799  $ 774,238       $ 790,021  $886,317      $ 357,331   $655,711
                                                   =========  =========       =========  ========      =========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCEMENT OF OPERATIONS.
(2) FOR SHARE TRANSACTIONS, SEE FOOTNOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.


        The accompanying notes are an integral part of the financial statements. 82 -----------------------------------------------------------------------------
1.800.433.6884

                                                CORE EQUITY        BALANCED            SMALL CAP VALUE      INTERNATIONAL EQUITY
                                                   FUND              FUND                   FUND                    FUND
                                                -----------  ----------------------- ----------------------- ----------------------
                                                05/31/00(1)    08/01/99   08/01/98    08/01/99  09/17/98 (1)    08/01/99  08/01/98
                                                TO 07/31/00  TO 07/31/00 TO 07/31/99 TO 07/31/00 TO 07/31/99 TO 07/31/00 TO 07/31/99
                                                -----------  ----------------------- ----------------------- ----------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ...................  $    28    $  11,561   $ 11,879    $     743    $   173   $    378   $    404
  Net Realized Gain on Investments ...............        9       11,739     35,906        9,277      4,967      8,855      7,856
  Net Realized Gain on Option Contracts ..........       --           --         19           --         --         --         --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions .................................       --           --         --          (14)       (63)       (75)       130
  Change in Unrealized Appreciation
    (Depreciation) on Investments ................      432      (13,730)    (4,521)       7,331     11,622      3,269     (1,586)
  Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency ...........       --           --         --           (2)         1       (14)        15
                                                    -------    ---------   --------     --------    -------   --------   --------
Net Increase (Decrease) in Net Assets Resulting
    From Operations ..............................      469        9,570     43,283       17,335     16,700     12,413      6,819
                                                    -------    ---------   --------     --------    -------   --------   --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .............................      (17)     (11,097)   (11,557)      (1,480)       (26)      (722)      (343)
    Class I Shares ...............................       --           --         --           --         --         --         --
    Class A Shares ...............................       --         (256)      (259)         (63)        --         --         --
    Class B Shares ...............................       --          (72)       (40)         (32)        --         (1)        --
    Class C Shares ...............................       --           --         --           --         --         --         --
    Distributions in excess of net investment
      income .....................................       --           --         --         (400)        --         --         --
  Capital Gains:
    Fiduciary Shares .............................       --      (35,061)   (17,872)      (4,436)        --       (783)        --
    Class I Shares ...............................       --           --         --           --         --         --         --
    Class A Shares ...............................       --         (890)      (439)        (147)        --         --         --
    Class B Shares ...............................       --         (333)       (73)        (124)        --         (1)        --
    Class C Shares ...............................       --           --         --           --         --         --         --
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Distributions ........................      (17)     (47,709)   (30,240)      (6,682)       (26)    (1,507)      (343)
                                                    -------    ---------   --------     --------    -------   --------   --------
Change in Net Assets .............................      452      (38,139)    13,043       10,653     16,674     10,906      6,476
                                                    -------    ---------   --------     --------    -------   --------   --------
Share Transactions(2):
  Fiduciary Shares:
    Proceeds in connection with the acquisition
      of Common Trust Fund Assets ................       --           --         --           --         --         --         --
    Proceeds from the reorganization of the
      Blue Chip Growth Fund ......................       --           --         --           --         --         --         --
    Proceeds from Shares Issued ..................   28,311       63,709     70,832       53,458     72,571     45,794     27,052
    Reinvestment of Distributions ................        3       44,993     28,648        4,577         --        930        103
    Cost of Shares Redeemed ......................     (437)    (121,531)  (109,494)     (13,705)    (8,638)   (44,447)   (17,064)
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Fiduciary Share Transactions .........   33,754      (12,829)   (10,014)      44,330     63,933      2,277     10,091
                                                    -------    ---------   --------     --------    -------   --------   --------
  Class I Shares:
    Proceeds from Shares Issued ..................       --          --          --           --         --         --         --
    Reinvestment of Distributions ................       --          --          --           --         --         --         --
    Cost of Shares Redeemed ......................       --          --          --           --         --         --         --
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Class I Share Transactions ...........       --          --          --           --         --         --         --
                                                    -------    ---------   --------     --------    -------   --------   --------
  Class A Shares:
    Proceeds from Shares Issued ..................       27        1,974      2,676       75,939        843     32,538         --
    Reinvestment of Distributions ................       --        1,128        674          231         --        --          --
    Cost of Shares Redeemed ......................       --       (2,794)    (3,057)     (69,347)       (33)   (31,167)        --
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Class A Share Transactions ...........       27          308        293        6,823        810      1,371         --
                                                    -------    ---------   --------     --------    -------   --------   --------
  Class B Shares:
    Proceeds from Shares Issued ..................      144        2,086      2,867        4,187      1,011      1,127         --
    Reinvestment of Distributions ................       --          393        105          166         --          2         --
    Cost of Shares Redeemed ......................       --       (1,050)      (432)      (1,134)       (81)      (131)        --
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Class B Share Transactions ...........      144        1,429      2,540        3,219        930        998         --
                                                    -------    ---------   --------     --------    -------   --------   --------
  Class C Shares:
    Proceeds from Shares Issued ..................       --           52         --          364         --         10         --
    Reinvestment of Distributions ................       --           --         --           --         --         --         --
    Cost of Shares Redeemed ......................       --           (5)        --           (1)        --         (1)        --
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Class C Share Transactions ...........       --           47         --          363         --          9         --
                                                    -------    ---------   --------     --------    -------   --------   --------
Net Increase (Decrease) in Net Assets From
   Share Transactions ............................   33,925      (11,045)    (7,181)      54,735     65,673      4,655     10,091
                                                    -------    ---------   --------     --------    -------   --------   --------
      Total Increase (Decrease) in Net Assets ....   34,377      (49,184)     5,862       65,388     82,347     15,561     16,567
                                                    -------    ---------   --------     --------    -------   --------   --------
Net Assets:
  Beginning of Period ............................       --      466,241    460,379       82,347         --    108,537     91,970
                                                    -------    ---------   --------     --------    -------   --------   --------
  End of Period ..................................  $34,377    $ 417,057   $466,241     $147,735    $82,347   $124,098   $108,537
                                                    =======    =========   ========     ========    =======   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCEMENT OF OPERATIONS.
(2) FOR SHARE TRANSACTIONS, SEE FOOTNOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 83
                                                        WWW.HIGHMARKFUNDS.COM

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE FISCAL YEARS ENDED

                                   CALIFORNIA INTERMEDIATE                              INTERMEDIATE-        100% U.S. TREASURY
                                        TAX-FREE BOND               BOND                  TERM BOND              MONEY MARKET
                                            FUND                    FUND                    FUND                    FUND
                                   -----------------------  ----------------------- -----------------------  -----------------------
                                      08/01/99  08/01/98       08/01/99  08/01/98      08/01/99   08/01/98      08/01/99  08/01/98
                                   TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99 TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99
                                   -----------------------  ----------------------- -----------------------  -----------------------
Investment Activities From Operations:
  Net Investment Income ..............  $  7,420  $  7,307     $ 19,895 $ 16,166      $ 15,096   $ 15,211     $  58,554  $  47,560
  Net Realized Gain (Loss) on
      Investments ....................       147       736       (1,032)   2,681        (2,004)       693            30        (39)
  Change in Unrealized Appreciation
     (Depreciation) on Investments ...        94    (2,207)      (3,247) (14,801)       (1,474)    (9,244)           --         --
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
  Net Increase in Net Assets
    Resulting From Operations ........     7,661     5,836       15,616    4,046        11,618      6,660        58,584     47,521
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................    (6,354)   (6,586)     (19,691) (15,821)      (14,873)   (14,860)      (12,568)   (10,806)
    Class A Shares ...................    (1,078)     (702)        (234)    (146)         (296)      (303)      (18,958)   (36,749)
    Class B Shares ...................        (6)       --           --       --            --         --            --         --
    Class S Shares ...................        --        --           --       --            --         --       (27,033)        --
  Capital Gains:
    Fiduciary Shares .................        --        --           --       --            --         --            --         --
    Class A Shares ...................        --        --           --       --            --         --            --         --
    Class B Shares ...................        --        --           --       --            --         --            --         --
    Class S Shares ...................        --        --           --       --            --         --            --         --
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
      Total Distributions ............    (7,438)   (7,288)     (19,925) (15,967)      (15,169)   (15,163)      (58,559)   (47,555)
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
Change in Net Assets .................       223    (1,452)      (4,309) (11,921)       (3,551)    (8,503)           25        (34)
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
Share Transactions(1):
  Fiduciary Shares:
    Proceeds in connection with the
       acquisition of Common Trust
       Fund Assets ...................        --        --        3,231       --            --         --            --         --
    Proceeds from the
       reorganization of the
       Government Securities Fund ....        --        --           --  113,026            --         --            --         --
    Proceeds from Shares Issued ......    19,182    21,402       91,004   78,647        38,191     63,567     1,088,153    756,800
    Reinvestment of Distributions ....       393       400       12,398    8,719         4,889      5,130           932        563
    Cost of Shares Redeemed ..........   (29,890)  (28,326)     (94,865) (59,820)      (82,521)   (52,096)     (972,128)  (721,529)
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
      Total Fiduciary Share
         Transactions ................   (10,315)   (6,524)      11,768  140,572       (39,441)    16,601       116,957     35,834
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
  Class A Shares:
    Proceeds from Shares Issued ......    26,521     9,687        5,566    2,585         2,524      2,217       670,595  1,656,137
    Reinvestment of Distributions ....       807       479          190      102           285        295        20,981     36,234
    Cost of Shares Redeemed ..........   (13,993)   (5,053)      (2,182)  (1,837)       (2,855)    (2,884)   (1,393,158)(1,442,459)
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
      Total Class A Share
         Transactions ................    13,335     5,113        3,574      850           (46)      (372)     (701,582)   249,912
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
  Class B Shares:
    Proceeds from Shares Issued ......       505        --           --       --            --         --            --         --
    Reinvestment of Distributions ....         3        --           --       --            --         --            --         --
    Cost of Shares Redeemed ..........       (91)       --           --       --            --         --            --         --
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
      Total Class B Share
         Transactions ................       417        --           --       --            --         --            --         --
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
  Class S Shares:
    Proceeds from Shares Issued ......        --        --           --       --            --         --     2,263,949         --
    Reinvestment of Distributions ....        --        --           --       --            --         --        24,122         --
    Cost of Shares Redeemed ..........        --        --           --       --            --         --    (1,594,303)        --
                                         -------- --------     -------- --------      --------   --------    ---------- ----------
      Total Class S Share
         Transactions ................        --        --           --       --            --         --       693,768         --
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
Net Increase (Decrease) in Net
   Assets From Share Transactions ....     3,437    (1,411)      15,342  141,422       (39,487)    16,229       109,143    285,746
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
      Total Increase (Decrease) in
         Net Assets ..................     3,660    (2,863)      11,033  129,501       (43,038)     7,726       109,168    285,712
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
Net Assets:
  Beginning of Period ................   167,124   169,987      337,538  208,037       262,366    254,640     1,240,532    954,820
                                        --------  --------     -------- --------      --------   --------    ---------- ----------
  End of Period ......................  $170,784  $167,124     $348,571 $337,538      $219,328   $262,366    $1,349,700 $1,240,532
                                        ========  ========     ======== ========      ========   ========    ========== ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR SHARE TRANSACTIONS, SEE FOOTNOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.


        The accompanying notes are an integral part of the financial statements. 84 -----------------------------------------------------------------------------
1.800.433.6884

                                             U.S. GOVERNMENT           DIVERSIFIED        CALIFORNIA TAX-FREE
                                               MONEY MARKET            MONEY MARKET           MONEY MARKET
                                                  FUND                     FUND                   FUND
                                         -----------------------  -----------------------  -----------------------
                                            08/01/99  08/01/98       08/01/99   08/01/98      08/01/99  08/01/98
                                         TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99
                                         -----------------------  -----------------------  -----------------------
Investment Activities From Operations:
  Net Investment Income ..............  $    25,885 $   20,468   $  181,677   $ 118,642    $18,163    $ 14,976
  Net Realized Gain (Loss) on
      Investments ....................           12         34           73        (477)         7           1
  Change in Unrealized Appreciation
     (Depreciation) on Investments ...           --         --           --          --         --          --
                                        -----------  ---------   ----------  ----------   --------    --------
  Net Increase in Net Assets
    Resulting From Operations ........       25,897     20,502      181,750     118,165     18,170      14,977
                                        -----------  ---------   ----------  ----------   --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................      (17,879)   (14,467)     (90,371)    (57,819)    (8,865)     (6,516)
    Class A Shares ...................       (3,095)    (5,995)     (39,181)    (60,823)    (7,485)     (8,468)
    Class B Shares ...................          (13)        (3)          --          --         --          --
    Class S Shares ...................       (4,901)        --      (52,099)         --     (1,805)         --
  Capital Gains: .....................
    Fiduciary Shares .................           --         --           --          --         --          --
    Class A Shares ...................           --         --           --          --         --          --
    Class B Shares ...................           --         --           --          --         --          --
    Class S Shares ...................           --         --           --          --         --          --
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Distributions ............      (25,888)   (20,465)    (181,651)   (118,642)   (18,155)    (14,984)
                                        -----------  ---------   ----------  ----------   --------    --------
Change in Net Assets .................            9         37           99        (477)        15          (7)
                                        -----------  ---------   ----------  ----------   --------    --------
Share Transactions(1):
  Fiduciary Shares:
    Proceeds in connection with the
       acquisition of Common Trust
       Fund Assets ...................           --         --           --          --         --          --
    Proceeds from the
       reorganization of the
       Government Securities Fund ....           --         --           --          --         --          --
    Proceeds from Shares Issued ......    1,817,771  2,136,746    4,162,999   2,543,551    777,875     446,341
    Reinvestment of Distributions ....          478        358       13,843      11,220          6          10
    Cost of Shares Redeemed ..........   (1,839,487)(2,069,085) (3,773,157)  (2,410,010) (744,458)   (452,148)
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Fiduciary Share
         Transactions ................      (21,238)    68,019      403,685     144,761     33,423      (5,797)
                                        -----------  ---------   ----------  ----------   --------    --------
  Class A Shares:
    Proceeds from Shares Issued ......      117,813    490,708    1,826,396   2,638,461    400,321     565,071
    Reinvestment of Distributions ....        3,461      5,809       41,471      59,674      7,598       8,412
    Cost of Shares Redeemed ..........    (244,081)   (447,628)  (2,883,686) (2,180,382) (574,372)   (506,038)
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Class A Share
         Transactions ................     (122,807)    48,889   (1,015,819)    517,753   (166,453)     67,445
                                        -----------  ---------   ----------  ----------   --------    --------
  Class B Shares:
    Proceeds from Shares Issued ......          421        235           --          --         --          --
    Reinvestment of Distributions ....           12          2           --          --         --          --
    Cost of Shares Redeemed ..........         (259)       (20)          --          --         --          --
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Class B Share
         Transactions ................          174        217           --          --         --          --
                                        -----------  ---------   ----------  ----------   --------    --------
  Class S Shares:
    Proceeds from Shares Issued ......      575,464         --    3,534,606          --    461,164          --
    Reinvestment of Distributions ....        4,349         --       45,062          --      1,601          --
    Cost of Shares Redeemed ..........     (459,707)        --   (2,004,033)         --   (374,667)         --
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Class S Share
         Transactions ................      120,106         --    1,575,635          --     88,098          --
                                        -----------  ---------   ----------  ----------   --------    --------
Net Increase (Decrease) in Net
   Assets From Share Transactions ....      (23,765)   117,125      963,501     662,514    (44,932)     61,648
                                        -----------  ---------   ----------  ----------   --------    --------
      Total Increase (Decrease) in
         Net Assets ..................      (23,756)   117,162      963,600     662,037    (44,917)     61,641
                                        -----------  ---------   ----------  ----------   --------    --------
Net Assets:
  Beginning of Period ................      522,332    405,170    2,966,458   2,304,421    608,388     546,747
                                        -----------  ---------   ----------  ----------   --------    --------
  End of Period ......................  $   498,576  $ 522,332   $3,930,058  $2,966,458   $563,471    $608,388
                                        ===========  =========   ==========  ==========   ========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR SHARE TRANSACTIONS, SEE FOOTNOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 85
                                                        WWW.HIGHMARKFUNDS.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT     GAIN ON   INVESTMENT CAPITAL    END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD  INCOME (LOSS)  INVESTMENTS   INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $18.39          --          2.030         --    (1.800)   $18.62   11.13%   $722,376     0.92%       1.09%
  1999     16.92      (0.018)         2.759         --    (1.271)    18.39   17.24     738,548     0.90        1.09
  1998     17.36       0.017          3.108     (0.033)   (3.532)    16.92   22.59     499,060     0.91        1.08
  1997     12.58       0.057          5.773     (0.053)   (0.996)    17.36   48.54     297,879     0.92        1.24
  1996     11.87       0.120          1.350     (0.120)   (0.640)    12.58   12.72      41,495     0.93        1.67

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $18.35          --          1.980         --     (1.800)  $18.53   10.87%   $ 54,199     1.17%       1.34%
  1999     16.93      (0.055)         2.746         --     (1.271)   18.35   16.92      24,579     1.14        1.34
  1998     17.39      (0.018)         3.100     (0.015)    (3.532)   16.93   22.26      17,173     1.16        1.34
  1997     12.60       0.049          5.784     (0.048)    (0.996)   17.39   48.49       7,816     1.04        1.49
  1996     11.87       0.110          1.380     (0.120)    (0.640)   12.60   12.88       2,843     0.93        1.91

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $18.15          --          1.840         --     (1.800)  $18.19   10.18%   $ 24,407     1.82%       1.84%
  1999     16.85      (0.103)         2.674         --     (1.271)   18.15   16.26      11,111     1.79        1.84
  1998(1)  14.76      (0.035)         2.125         --         --    16.85   28.71*      1,948     1.81*       1.84*

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(2) $19.43          --          0.560         --     (1.800)  $18.19    2.92%+  $    817     1.82%*      1.84%*



[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        (0.32)%       (0.49)%         67%
  1999        (0.14)        (0.33)          52
  1998         0.08         (0.09)          67
  1997         0.39          0.07          118
  1996         0.98          0.23           79

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        (0.60)%       (0.77)%         67%
  1999        (0.38)        (0.58)          52
  1998        (0.17)        (0.35)          67
  1997         0.28         (0.18)         118
  1996         0.96         (0.02)          79

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        (1.26)%       (1.28)%         67%
  1999        (1.04)        (1.09)          52
  1998(1)     (0.94)*       (0.97)*         67

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(2)     (1.46)%*      (1.48)%*        67%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED.
 **  TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.


        The accompanying notes are an integral part of the financial statements. 86 -----------------------------------------------------------------------------
   1.800.433.6884

--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT     GAIN ON   INVESTMENT CAPITAL    END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD     INCOME     INVESTMENTS   INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $29.56        0.256       1.002       (0.255)  (1.463)   $29.10     4.47%   $619,618    0.90%        1.09%
  1999     27.31        0.315       3.117       (0.318)  (0.866)    29.56    13.08     843,316    0.81         1.09
  1998     25.48        0.332       2.003       (0.341)  (0.164)    27.31     9.22     863,627    0.81         1.08
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997    $21.57        0.132       3.955       (0.176)      --    $25.48    19.06    $463,434    0.78%*       0.94%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997    $18.05        0.436       4.371       (0.438)  (0.848)   $21.57    27.33%   $317,482    0.79%        0.79%
  1996     13.40        0.331       5.063       (0.337)  (0.408)    18.05    40.88     222,065    0.80         0.80

  CLASS I SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(1) $27.86        0.208       2.716       (0.221)  (1.463)   $29.10    10.72%+  $120,569    0.82%*       0.84%*

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $29.55        0.196       0.993       (0.186)  (1.463)   $29.09     4.23%   $ 40,930    1.15%        1.34%
  1999     27.31        0.245       3.119       (0.255)  (0.866)    29.55     12.79     36,495    1.06         1.34
  1998     25.48        0.262       2.007       (0.275)  (0.164)    27.31      8.96     35,325    1.06         1.33
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997    $21.57        0.106       3.953       (0.147)      --    $25.48     18.90%  $ 20,750    1.03%*       1.25%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997    $18.05        0.389       4.368       (0.393)  (0.848)   $21.57    27.04%   $ 15,963    1.04%        1.19%
  1996     13.40        0.320       5.060       (0.323)  (0.408)    18.05    40.77      11,801    0.89         1.20

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $29.46        0.032       0.950       (0.029)  (1.463)   $28.95     3.50%   $  8,336    1.82%        1.84%
  1999     27.28        0.024       3.113       (0.088)  (0.866)    29.46    11.89       6,506    1.81         1.84
  1998(2)  26.82        0.046       0.479       (0.064)      --     27.28     3.94*      5,202    1.81*        1.84*

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(3) $29.50        0.128       0.819       (0.044)  (1.463)   $28.94     3.37%+  $    568    1.82%*       1.84%





[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       0.88%        0.69%              3%
  1999       1.15         0.87               9
  1998       1.25         0.98               7
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       1.65%*       1.49%*             1%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       2.26%        2.26%              9%
  1996       2.07         2.07              20

  CLASS I SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(1)    0.87%*       0.85%*             3%

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       0.62%        0.43%              3%
  1999       0.90         0.62               9
  1998       0.99         0.72               7
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       1.40%*       1.17%*             1%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       2.01%        1.86%              9%
  1996       2.00         1.69              20

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      (0.06)%      (0.08)%             3%
  1999       0.14         0.11               9
  1998(2)    0.15*        0.13*              7

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000(3)   (0.21)%*     (0.23)%*            3%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED
 **  TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1)  COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(2)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(3)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 87
                                                        WWW.HIGHMARKFUNDS.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT   GAIN (LOSS) ON   INVESTMENT CAPITAL    END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD     INCOME     INVESTMENTS   INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
------------------
INCOME EQUITY FUND
------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.78    0.227         (1.864)    (0.228)  (3.565)    $12.35    (9.67)%   $290,327     0.89%       1.10%
  1999       17.92    0.247          2.072     (0.249)  (2.206)     17.78    14.23      628,839     0.88        1.09
  1998       18.21    0.305          1.486     (0.302)  (1.776)     17.92    10.79      670,298     0.92        1.09
  1997       14.27    0.372          5.019     (0.368)  (1.083)     18.21    40.13      352,725     0.99        1.21
  1996       13.00    0.420          1.930     (0.420)  (0.660)     14.27    18.25      262,660     1.03        1.27

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.81    0.210         (1.882)    (0.193)  (3.565)    $12.38    (9.86)%   $ 63,180     1.16%       1.37%
  1999       17.95    0.189          2.087     (0.208)  (2.206)     17.81    13.94       22,329     1.13        1.34
  1998       18.24    0.262          1.486     (0.258)  (1.776)     17.95    10.50       23,024     1.17        1.34
  1997       14.29    0.363          5.028     (0.358)  (1.083)     18.24    39.97       14,152     1.06        1.46
  1996       13.03    0.420          1.920     (0.420)  (0.660)     14.29    18.21       10,143     1.03        1.51

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.74    0.101         (1.864)    (0.112)  (3.565)    $12.30   (10.50)%   $  3,786     1.80%       1.86%
  1999       17.90    0.089          2.071     (0.115)  (2.206)     17.74    13.25        4,543     1.78        1.84
  1998 (1)   16.88    0.057          1.034     (0.072)      --      17.90    13.10*       1,816     1.82*       1.85*

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $16.51    0.062         (0.643)    (0.074)  (3.565)    $12.29    (4.10)%+  $     38     1.80%*      1.86%*
----------------
CORE EQUITY FUND
----------------
  FIDUCIARY SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (3)  $10.00    0.012         (0.243)    (0.009)      --     $ 9.76    (2.31)%+  $ 34,210     0.92%*     1.09%*

  CLASS A SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (4)  $ 9.88    0.006         (0.119)    (0.007)      --     $ 9.76    (1.14)%+  $     27     1.17%*     1.34%*

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (4)  $ 9.88    0.004         (0.127)    (0.007)      --     $ 9.75    (1.24)%+  $    140     1.82%*     1.84%*


[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
------------------
INCOME EQUITY FUND
------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        1.61%         1.40%           97%
  1999        1.43          1.22            71
  1998        1.63          1.45            69
  1997        2.39          2.17            46
  1996        2.95          2.71            42

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000         1.17%        0.96%           97%
  1999         1.17         0.96            71
  1998         1.39         1.22            69
  1997         2.32         1.92            46
  1996         2.89         2.41            42

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000         0.66%        0.60%           97%
  1999         0.50         0.44            71
  1998 (1)     0.38*        0.36*           69

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)     0.08%*       0.02%*          97%
----------------
CORE EQUITY FUND
----------------
  FIDUCIARY SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (3)     1.21%*       1.04%*           3%

  CLASS A SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (4)     0.90%*       0.73%*           3%

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (4)     0.72%*       0.70%*           3%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED
 **  TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(3)  COMMENCED OPERATIONS ON MAY 31, 2000.
(4)  COMMENCED OPERATIONS ON JUNE 30, 2000.

        The accompanying notes are an integral part of the financial statements. 88 -----------------------------------------------------------------------------
   1.800.433.6884

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT     GAIN ON   INVESTMENT CAPITAL    END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD  INCOME (LOSS)  INVESTMENTS   INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.21      0.431      (0.077)      (0.426)   (1.398)  $15.74     2.28%   $401,742      0.92%      1.09%
  1999       16.73      0.428       1.172       (0.436)   (0.684)   17.21     9.96     451,411      0.92       1.09
  1998       16.46      0.446       0.724       (0.458)   (0.442)   16.73     7.31     448,783      0.91       1.08
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $15.04      0.228       1.712       (0.228)   (0.290)  $16.46    13.35%   $400,442      0.83%*     0.98%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $13.92      0.422       1.699       (0.409)   (0.595)  $15.04    16.30%   $307,531      0.79%      0.79%
  1996       11.45      0.415       2.831       (0.417)   (0.362)   13.92    28.93     233,878      0.80       0.80

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.20      0.391      (0.077)      (0.386)   (1.398)  $15.73     2.03%   $ 10,588      1.17%      1.34%
  1999       16.73      0.383       1.167       (0.396)   (0.684)   17.20     9.64      11,236      1.17       1.34
  1998       16.45      0.402       0.736       (0.416)   (0.442)   16.73     7.12      10,629      1.16       1.33
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $15.03      0.209       1.712       (0.209)   (0.290)  $16.45    13.22%   $  9,214      1.07%*     1.30%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $13.91      0.464       1.706       (0.455)   (0.595)  $15.03    16.04%   $  8,833      1.04%      1.19%
  1996       11.45      0.406       2.825       (0.406)   (0.362)   13.91    28.73       8,422      0.89       1.20

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $17.18      0.288      (0.086)      (0.284)   (1.398)  $15.70     1.33%   $  4,681      1.82%      1.84%
  1999       16.73      0.278       1.161       (0.301)   (0.684)   17.18     8.91       3,594      1.82       1.84
  1998 (1)  $16.55      0.155       0.197       (0.175)       --    16.73     4.32*        967      1.80*      1.83*
  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $17.07      0.153       0.042       (0.157)   (1.398)  $15.71     1.29%+  $     46      1.82%*     1.84%*
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $12.55     0.202        1.746      (0.251)++  (0.637)  $13.61    16.43%   $134,616      1.34%      1.51%
  1999 (3)   10.00     0.018        2.536      (0.004)        --    12.55    25.54+     80,423      1.54*      1.71*

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $12.52     0.222        1.677      (0.252)++  (0.637)  $13.53    16.06%   $  8,280      1.55%      1.71%
  1999 (3)   10.00    (0.003)       2.526      (0.003)        --    12.52    25.24+        912      1.77*      1.94*

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $12.46     0.169        1.672      (0.214)++  (0.637)  $13.45    15.63%   $  4,477      2.22%      2.24%
  1999 (3)  $10.00    (0.041)       2.501          --         --   $12.46    24.60+   $  1,012      2.39*      2.42*

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $12.48     0.325        1.516      (0.254)++  (0.637)   $13.43   15.64%+  $    362      2.22%*     2.24%*








[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
-------------
BALANCED FUND
-------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        2.65%         2.48%          25%
  1999        2.60          2.43           34
  1998        2.67          2.50           22
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997        2.99%*        2.85%*         10%
  FOR THE YEARS ENDED JANUARY 31,:
  1997        3.48%         3.48%          27%
  1996        3.20          3.20           26

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        2.39%         2.22%          25%
  1999        2.35          2.18           34
  1998        2.42          2.24           22
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997        2.75%*        2.53%*         10%
  FOR THE YEARS ENDED JANUARY 31,:
  1997        3.22%         3.07%          27%
  1996        3.12          2.81           26

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        1.72%         1.70%          25%
  1999        1.68          1.66           34
  1998 (1)    1.77*         1.74*          22
  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)    1.39%*        1.37%*         25%
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        0.69%         0.52%          57%
  1999 (3)    0.28*         0.11*          74

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000        0.53%         0.37%          57%
  1999 (3)   (0.11)*       (0.28)*         74

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       (0.15)%       (0.17)%         57%
  1999 (3)   (1.40)*       (1.43)*         74

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)    0.07%*        0.05%*         57%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
   * ANNUALIZED
  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.
   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. ++ INCLUDES A 0.037 DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME.
 (1) COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
 (2) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
 (3) COMMENCED OPERATIONS ON SEPTEMBER 17, 1998.


The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 89
                                                        WWW.HIGHMARKFUNDS.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT GAIN (LOSS)ON  INVESTMENT CAPITAL    END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD  INCOME (LOSS)  INVESTMENTS   INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $39.38      0.146         4.298     (0.277)   (0.297)  $43.25    11.21%   $121,581      1.43%      1.63%
  1999       37.32      0.210         1.982     (0.132)       --    39.38     5.90     108,537      1.36       1.63
  1998       38.69      0.767        (1.178)    (0.592)   (0.367)   37.32    (0.82)     91,970      1.34       1.61
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $34.52      0.212         3.958         --        --   $38.69    12.08%   $ 52,467      1.22%*     1.41%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $37.49      0.220        (0.965)    (0.812)   (1.416)  $34.52    (2.14)%  $ 46,373      1.18%      1.28%
  1996 (1)   33.51      0.447         4.084     (0.446)   (0.105)   37.49    13.56      44,188      1.16       1.36

  CLASS A SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $44.06      0.626        (0.968)    (0.271)   (0.297)  $43.15    (0.84)%+ $  1,548      1.70%*     1.85%*

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $44.06      0.462        (0.949)    (0.256)   (0.297)  $43.02    (1.17)%+ $    960      2.36%*     2.39%*

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $44.06      0.322        (0.816)    (0.249)   (0.297)  $43.02    (1.19)%+ $      9      2.36%*     2.39%*
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $ 9.96      0.441         0.008     (0.439)       --   $ 9.97     4.68%   $139,098       0.44%     1.01%
  1999       10.04      0.438        (0.086)    (0.436)       --     9.96     3.54     149,365       0.45      1.02
  1998       10.01      0.457         0.008     (0.435)       --    10.04     4.75     157,062       0.42      1.04
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $  9.76      0.206         0.256     (0.215)       --   $10.01     4.84%   $ 11,292       0.21%*    0.91%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $  9.85      0.430        (0.078)    (0.442)       --   $ 9.76     3.72%   $  7,435       0.20%     0.85%
  1996        8.95      0.518         0.873     (0.487)       --     9.85    15.83       4,196       0.24      0.71

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000      $ 9.93      0.426         0.023     (0.439)       --   $ 9.94     4.69%   $ 31,261        0.44%    1.26%
  1999       10.01      0.429        (0.078)    (0.436)       --     9.93     3.55      17,759        0.45     1.27
  1998        9.99      0.423         0.032     (0.435)       --    10.01     4.66      12,925        0.31     1.29
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $  9.74      0.222         0.240     (0.215)       --   $ 9.99     4.85%   $ 11,214        0.21%*   1.22%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $  9.84      0.458        (0.112)    (0.442)       --   $ 9.74     3.62%   $  5,791        0.20%    1.25%
  1996        8.94      0.470         0.918     (0.487)       --     9.84    15.84       4,266        0.23     1.12

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)  $ 9.84      0.225         0.128     (0.243)       --   $ 9.95     3.65%+  $    425        1.44%*   1.76%*


[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000          0.32%         0.12%        49%
  1999          0.42          0.15         87
  1998          0.71          0.44         72
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997          1.16%*        0.97%*       18%
  FOR THE YEARS ENDED JANUARY 31,:
  1997          0.60%         0.50%        29%
  1996 (1)      1.31          1.11         21

  CLASS A SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)      0.56%*        0.41%*       49%

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)     (0.18)%*      (0.21)%*      49%

  CLASS C SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)     (0.33)%*      (0.36)%*      49%
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000          4.45%         3.88%        10%
  1999          4.29          3.72         11
  1998          4.46          3.84         23
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997          4.56%*        3.85%*        5%
  FOR THE YEARS ENDED JANUARY 31,:
  1997          4.69%         4.04%         6%
  1996          4.97          4.50         30

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000          4.46%         3.64%        10%
  1999          4.30          3.48         11
  1998          4.37          3.39         23
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997          4.55%*        3.54%*        5%
  FOR THE YEARS ENDED JANUARY 31,:
  1997          4.69%         3.64%         6%
  1996          4.93          4.04         30

  CLASS B SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)      3.50%*        3.18%*       10%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON FEBRUARY 1, 1995.
(2) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.

        The accompanying notes are an integral part of the financial statements. 90 -----------------------------------------------------------------------------
   1.800.433.6884

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT GAIN ON (LOSS)  INVESTMENT CAPITAL  END     TOTAL**  OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD     INCOME      INVESTMENTS   INCOME     GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $10.39      0.625          (0.139)    (0.626)       --    $10.25     4.86%   $342,388      0.75%      1.01%
  1999     10.81      0.605          (0.426)    (0.600)       --     10.39     1.60     334,900      0.75       1.01
  1998     10.67      0.615           0.150     (0.627)       --     10.81     7.41     206,125      0.75       1.02
  1997     10.23      0.628           0.421     (0.609)       --     10.67    10.59      71,571      0.85       1.42
  1996     10.38      0.660          (0.160)    (0.650)       --     10.23     4.81      60,374      0.89       1.61

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $10.30      0.630          (0.144)    (0.626)       --    $10.16     4.90%    $ 6,183      0.75%      1.26%
  1999     10.73      0.610          (0.440)    (0.600)       --     10.30     1.52     492,638      0.75       1.26
  1998     10.59      0.605           0.162     (0.627)       --     10.73     7.47       1,912      0.75       1.26
  1997     10.15      0.642           0.403     (0.609)       --     10.59    10.68         606      0.85       1.68
  1996     10.29      0.690          (0.180)    (0.650)       --     10.15     4.95       1,157      0.89       1.85
---------------------------
INTERMEDIATE-TERM BOND FUND
---------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $10.00      0.518          (0.045)    (0.603)       --    $ 9.87     4.92%   $214,864      0.75%      0.99%
  1999     10.32      0.591          (0.319)    (0.590)       --     10.00     2.60     257,775      0.75       0.99
  1998     10.30      0.613           0.021     (0.616)       --     10.32     6.37     249,520      0.75       0.99
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997    $10.16      0.309           0.138     (0.310)       --    $10.30     4.54%   $152,676      0.69%*     0.82%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997    $10.62      0.599          (0.460)    (0.595)       --    $10.16     1.43%   $150,411      0.67%      0.68%
  1996      9.67      0.609           0.951     (0.609)       --     10.62    16.58     132,942      0.68       0.68

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000    $ 9.99      0.601          (0.128)    (0.603)       --    $ 9.86     4.92%   $  4,464      0.75%      1.24%
  1999     10.31      0.598          (0.325)    (0.590)       --      9.99     2.60     494,591      0.75       1.24
  1998     10.29      0.609           0.031     (0.616)       --     10.31     6.38       5,120      0.75       1.24
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997    $10.16      0.309           0.128     (0.310)       --    $10.29     4.44%   $  5,124      0.69%*     1.14%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997    $10.61      0.602          (0.462)    (0.595)       --    $10.16     1.54%   $  5,213      0.67%      1.08%
  1996      9.67      0.609           0.940     (0.609)       --     10.61    16.48       6,417      0.68       1.09





[table continued]

                           RATIO OF
                        NET INVESTMENT
           RATIO OF        INCOME TO
         NET INVESTMENT    AVERAGE
            INCOME        NET ASSETS    PORTFOLIO
          TO AVERAGE       EXCLUDING     TURNOVER
          NET ASSETS      FEE WAIVERS      RATE
---------------------------------------------------
---------
BOND FUND
---------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       6.06%         5.80%        27%
  1999       5.69          5.43         39
  1998       5.86          5.60         16
  1997       6.11          5.54         14
  1996       6.10          5.38         21

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       6.11%         5.60%        27%
  1999       5.67          5.16         39
  1998       5.85          5.33         16
  1997       6.10          5.27         14
  1996       6.10          5.14         21
---------------------------
INTERMEDIATE-TERM BOND FUND
---------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       6.05%         5.81%        47%
  1999       5.73          5.49         19
  1998       5.86          5.61         51
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       6.17%*        6.04%*       58%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       5.93%         5.92%       106%
  1996       5.97          5.97        147

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       6.05%         5.56%        47%
  1999       5.72          5.23         19
  1998       5.83          5.34         51
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       6.17%*        5.71%*       58%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       5.91%         5.50%       106%
  1996       5.99          5.58        147

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  ANNUALIZED.
**  TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.

The accompanying notes are an integral part of the financial statements. ----------------------------------------------------------------------------- 91
                                                        WWW.HIGHMARKFUNDS.COM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING    INVESTMENT GAIN ON (LOSS)INVESTMENT CAPITAL    END     TOTAL   OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD     INCOME   INVESTMENTS     INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       $1.00     0.049         --         (0.049)      --      $1.00    5.05%   $380,496       0.47%      0.79%
  1999        1.00     0.043         --         (0.043)      --       1.00    4.43     263,561       0.47       0.79
  1998        1.00     0.049         --         (0.049)      --       1.00    5.02     227,733       0.46       0.78
  1997        1.00     0.046         --         (0.046)      --       1.00    4.65     243,464       0.64       0.92
  1996        1.00     0.046         --         (0.046)      --       1.00    4.74     173,340       0.74       0.97

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       $1.00     0.047         --         (0.047)      --      $1.00    4.79%   $275,433       0.72%      1.04%
  1999        1.00     0.041         --         (0.041)      --       1.00    4.17     976,971       0.72       1.04
  1998        1.00     0.047         --         (0.047)      --       1.00    4.75     727,087       0.71       1.03
  1997        1.00     0.045         --         (0.045)      --       1.00    4.58     558,972       0.72       1.10
  1996        1.00     0.046         --         (0.046)      --       1.00    4.74     100,623       0.74       1.23

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)   $1.00     0.037         --         (0.037)      --      $1.00    3.81%+  $693,771       1.02%*     1.09%*
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       $1.00     0.053         --         (0.053)      --      $1.00    5.38%   $329,922       0.52%      0.79%
  1999        1.00     0.046         --         (0.046)      --       1.00    4.64     351,140       0.52       0.79
  1998        1.00     0.050         --         (0.050)      --       1.00    5.16     283,096       0.51       0.79
  1997        1.00     0.047         --         (0.047)      --       1.00    4.78     252,995       0.70       0.95
  1996        1.00     0.048         --         (0.048)      --       1.00    4.88     151,483       0.77       1.00

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       $1.00     0.050         --         (0.050)      --      $1.00    5.12%   $ 48,138       0.77%      1.04%
  1999        1.00     0.043         --         (0.043)      --       1.00    4.39     170,974       0.77       1.04
  1998        1.00     0.048         --         (0.048)      --       1.00    4.90     122,074       0.76       1.04
  1997        1.00     0.046         --         (0.046)      --       1.00    4.70      42,797       0.78       1.22
  1996        1.00     0.048         --         (0.048)      --       1.00    4.86      75,714       0.79       1.26

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000       $1.00     0.043         --         (0.043)      --      $1.00    4.34%   $    391       1.52%      1.54%
  1999        1.00     0.036         --         (0.036)      --       1.00    3.62         218       1.52       1.54
  1998 (1)    1.00     0.021         --         (0.021)      --       1.00    4.25+         --       1.26*      1.54*

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)   $1.00     0.040         --         (0.040)      --      $1.00    4.09%+  $120,125       1.07%*     1.09%*






[table continued]

                                        RATIO OF
                                     NET INVESTMENT
                        RATIO OF        INCOME TO
                      NET INVESTMENT    AVERAGE
                         INCOME        NET ASSETS
                       TO AVERAGE       EXCLUDING
                       NET ASSETS      FEE WAIVERS
---------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000                     4.95%         4.63%
  1999                     4.35          4.03
  1998                     4.91          4.59
  1997                     4.61          4.33
  1996                     4.64          4.41

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000                     4.49%         4.17%
  1999                     4.07          3.75
  1998                     4.65          4.33
  1997                     4.55          4.17
  1996                     4.64          4.15

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)                 4.55%*        4.48%*
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000                     5.22%         4.95%
  1999                     4.52          4.25
  1998                     5.05          4.77
  1997                     4.69          4.44
  1996                     4.76          4.53

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000                     4.74%         4.47%
  1999                     4.28          4.01
  1998                     4.80          4.52
  1997                     4.60          4.16
  1996                     4.77          4.30

  CLASS B SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000                     4.31%         4.29%
  1999                     3.46          3.44
  1998 (1)                 4.30*         4.02*

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (2)                 4.85%*        4.83%*


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.


        The accompanying notes are an integral part of the financial statements. 92 -----------------------------------------------------------------------------
   1.800.433.6884

--------------------------------------------------------------------------------

                       INVESTMENT ACTIVITIES      DISTRIBUTIONS                                                RATIO
            NET     ---------------------------  ----------------    NET                 NET                OF EXPENSES
           ASSET                   NET REALIZED                     ASSET              ASSETS,    RATIO     TO AVERAGE
           VALUE,        NET     AND UNREALIZED   NET               VALUE,               END   OF EXPENSES  NET ASSETS
         BEGINNING   INVESTMENT GAIN ON (LOSS)  INVESTMENT CAPITAL    END     TOTAL   OF PERIOD TO AVERAGE   EXCLUDING
         OF PERIOD     INCOME   INVESTMENTS      INCOME    GAINS  OF PERIOD  RETURN     (000)   NET ASSETS  FEE WAIVERS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000     $1.00       0.054          --       (0.054)      --       $1.00    5.51%   $1,728,388    0.52%      0.79%
  1999      1.00       0.047          --       (0.047)      --        1.00    4.78     1,324,659    0.52       0.79
  1998      1.00       0.051          --       (0.051)      --        1.00    5.27     1,180,141    0.50       0.77
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $1.00       0.025          --       (0.025)      --       $1.00    5.11%*  $  971,858    0.48%*     0.64%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $1.00       0.049          --       (0.049)      --       $1.00    5.03%   $  523,571    0.49%      0.49%
  1996      1.00       0.054          --       (0.054)      --        1.00    5.57       503,080    0.50       0.50

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000     $1.00       0.051          --       (0.051)      --       $1.00    5.24%   $   626,011   0.77%      1.04%
  1999      1.00       0.044          --       (0.044)      --        1.00    4.52      1,641,799   0.77       1.04
  1998      1.00       0.049          --       (0.049)      --        1.00    5.01      1,124,280   0.75       1.02
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $1.00       0.024          --       (0.024)      --       $1.00    4.86%*  $   799,657   0.72%*     0.95%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $1.00       0.047          --       (0.047)      --       $1.00    4.78%   $   576,566   0.73%      0.88%
  1996      1.00       0.052          --       (0.052)      --        1.00    5.31        259,608   0.75       0.90

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,: (UNAUDITED)
  2000 (1) $1.00       0.041          --       (0.041)      --       $1.00    4.21%+  $ 1,575,659   1.07%*     1.09%*
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000     $1.00       0.030          --       (0.030)      --       $1.00    3.00%   $   269,121    0.40%      0.79%
  1999      1.00       0.026          --       (0.026)      --        1.00    2.59        235,687    0.33       0.79
  1998      1.00       0.031          --       (0.031)      --        1.00    3.14        241,487    0.31       0.78
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $1.00       0.016          --       (0.016)      --       $1.00    3.28%*  $   159,297    0.28%*     0.69%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $1.00       0.031          --       (0.031)      --       $1.00    3.12%   $    36,207    0.27%      0.49%
  1996      1.00       0.034          --       (0.034)      --        1.00    3.48         42,923    0.28       0.49

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000     $1.00       0.027          --       (0.027)      --       $1.00    2.74%   $   206,252    0.65%      1.04%
  1999      1.00       0.023          --       (0.023)      --        1.00    2.34        372,701    0.58       1.04
  1998      1.00       0.028          --       (0.028)      --        1.00    2.89        305,260    0.56       1.03
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997     $1.00       0.015          --       (0.015)      --       $1.00    2.99%*  $   217,229    0.55%*     0.97%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997     $1.00       0.027          --       (0.027)      --       $1.00    2.78%   $   150,688    0.60%      0.88%
  1996      1.00       0.031          --       (0.031)      --        1.00    3.14         81,177    0.61       0.88

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (1) $1.00       0.021          --       (0.021)      --       $1.00    2.09%+  $    88,098    0.96%*     1.09%*






[table continued]

                               RATIO OF
                            NET INVESTMENT
               RATIO OF        INCOME TO
             NET INVESTMENT    AVERAGE
                INCOME        NET ASSETS
              TO AVERAGE       EXCLUDING
              NET ASSETS      FEE WAIVERS
---------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000           5.39%         5.12%
  1999           4.68          4.41
  1998           5.15          4.88
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997           5.07%*        4.90%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997           4.93%         4.93%
  1996           5.43          5.43

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000           4.92%         4.65%
  1999           4.42          4.15
  1998           4.90          4.63
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997           4.82%*        4.59%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997           4.69%         4.54%
  1996           5.16          5.01

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,: (UNAUDITED)
  2000 (1)       5.02%*        5.00%*
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000           2.96%         2.57%
  1999           2.55          2.09
  1998           3.07          2.60
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997           3.36%*        2.96%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997           3.08%         2.86%
  1996           3.43          3.22

  CLASS A SHARES
  FOR THE YEARS ENDED JULY 31,:
  2000           2.61%         2.22%
  1999           2.30%         1.84
  1998           2.84          2.37
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997           3.02%*        2.59%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997           2.75%         2.47%
  1996           3.09          2.82

  CLASS S SHARES
  FOR THE PERIOD ENDED JULY 31,:
  2000 (1)       2.48%*        2.35%*


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements.
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[Highmark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION

HighMark Funds ("HighMark" or "the Funds") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987. Prior to December 4, 1996, HighMark was known as The HighMark Group.

The Funds are registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with fourteen funds: the Growth Fund, the Value Momentum Fund, the Income Equity Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Value Fund, the International Equity Fund, the California Intermediate Tax-Free Bond Fund, the Bond Fund, the Intermediate-Term Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"). HighMark is registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

BASIS OF PRESENTATION OF STATEMENTS -- The HighMark Funds acquired the Stepstone Funds in a series of tax-free business combinations in April 1997. While each Fund now exists legally as a HighMark Fund, a number of the surviving funds have kept the past performance of the Stepstone Funds. In accordance with generally accepted accounting principles, the financial highlights presented reflect prior periods beginning on the first day of the accounting survivor's fiscal year (August 1, 1995 and February 1, 1995, respectively).

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in equity securities held by the Non-Money Market Funds that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities are valued based upon quotations from the primary market in which they are traded. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Small Cap Value Fund and the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Small Cap Value Fund and the International Equity Fund do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Small Cap Value Fund and the International Equity Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

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The Small Cap Value Fund and the International Equity Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Small Cap Value Fund and the International Equity Fund accrues such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day for each Class. It is computed by dividing the assets of each Class, less its liabilities, by the number of outstanding shares of each Class.

DISCOUNTS AND PREMIUMS -- Discounts and premiums, except for the Bond Fund, are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method. The Bond Fund follows the same basis for financial reporting and federal income tax purposes and does not amortize premiums or accrete discounts, with the applicable portion of market discount recognized as ordinary income upon disposition or maturity.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, certain of the Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases.

The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund recognizes a gain when the underlying securities' market price rises (in case of a purchased call) or falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds except the International Equity and the Small Cap Value Funds declare and make distributions from net investment income monthly. The International Equity and the Small Cap Value Funds declare and make distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually for all Funds.

SECURITY LENDING -- Certain of the Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value

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[Highmark Logo Omitted]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2000


--------------------------------------------------------------------------------
of loaned securities. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies", differences attributable to the classification of capital gains and net investment income for tax distribution purposes, as of July 31, 2000, have been reclassified between accumulated net realized gains/losses and undistributed net income, as appropriate. These reclassifications have no effect on net asset value.

3. TRANSACTIONS WITH AFFILIATES

Effective February 15, 1997, SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, became the Administrator for the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Funds and the Administrator are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Fund with management and administrative services for an annual fee of 0.20% of the average daily net assets of the Funds. the Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. During the period August 1, 1999 to July 31, 2000 the Administrator voluntarily agreed to waive a portion of its fee for all Funds.

Pursuant to a separate agreement with the Administrator, HighMark Capital Management, Inc. performs sub-administration services on behalf of each fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. For the period from August 1, 1999 to July 31, 2000, HighMark Capital Management, Inc. received sub-administration fees from the Funds in the amount of $4,744,000.

State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. The Administrator has agreed to absorb certain transfer agency related expenses on behalf of the Fund.

SEI Investments Distribution Co. (the "Distributor") and the Funds are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. The Funds have adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The California Intermediate Tax-Free Bond, Bond and Intermediate-Term Bond Funds are currently waiving all Class A distribution fees.

The Funds have also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi Trust Company, or their respective affiliates, that have agreed to provide certain shareholder support services for their customers who own Retail A, Retail B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. For the period from August 1, 1999 to July 31, 2000, Union Bank of California, N.A. received shareholder servicing fees from the Funds in the amount of approximately $2,710,000.

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A contingent deferred sales charge (CDSC) is imposed on certain redemptions of
Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE              CONTINGENT DEFERRED
        PURCHASE MADE                SALES CHARGE
        ---------------------------------------------
            First .....................   5%
            Second ....................   4%
            Third .....................   3%
            Fourth ....................   3%
            Fifth .....................   2%
            Sixth .....................   1%
            Seventh and Following .....  None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

Union Bank of California, N.A. acts as custodian ("the Custodian") for the Funds. Fees of the Custodian are being paid on the basis of net assets of the Funds.

Certain officers of the Funds are also officers and/or Directors of the Administrator. The Funds pay each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers is paid by the Administrator.

4. INVESTMENT ADVISORY AGREEMENT

The Funds and HighMark Capital Management, Inc. (the "Adviser") a subsidiary of UnionBanCal Corporation, are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee, that is calculated daily and paid monthly, based on the average daily nets assets, at an annual rate of 0.60% of the Growth Fund, the Value Momentum Fund, the Income Equity Fund, the Core Equity Fund, and the Balanced Fund, 1.00% of the Small Cap Value Fund, 0.95% of the International Equity Fund, 0.50% of the California Intermediate Tax-Free Bond Fund, the Bond Fund, the Intermediate-Term Bond Fund, 0.30% of the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund. For the twelve months ended July 31, 2000 the Adviser voluntarily waived a portion of its fee in certain funds in order to limit the operating expenses of the Funds.

On December 29, 1997, the Adviser and AXA Asset Management Partenaires ("AXA") entered into an investment sub-advisory agreement for the International Equity Fund. On October 1, 1999, Investment Asset Managers GS Ltd. succeeded AXA as sub-adviser. AXA is entitled to a fee of 0.50% of the average daily net assets of the Fund. The sub-adviser is paid by the Adviser.

On August 26, 1998 the Adviser and Brandes Investment Partners, LP ("Brandes") entered into an investment sub-advisory agreement for the Small Cap Value Fund. Brandes is entitled to a fee of 0.50% of the average market value of the assets of the Small Cap Value Fund allocated to Brandes. The sub-adviser is paid by the Adviser.

5. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities other than short-term securities were as follows:

                                             INVESTMENT
                                             SECURITIES
                                      ------------------------
                                       PURCHASES      SALES
                                        (000'S)      (000'S)
                                      -----------   --------
Growth .............................   $525,211    $584,271
Value Momentum .....................     28,025     148,703
Income Equity ......................    479,748     703,995
Core Equity ........................     33,055         574
Balanced ...........................    106,657     144,118
Small Cap Value ....................    107,369      60,820
International Equity ...............     65,998      56,301
California Intermediate
 Tax-Free Bond .....................     18,155      15,856
Bond ...............................     98,689      84,200
Intermediate-Term Bond .............    104,243     140,421

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2000


--------------------------------------------------------------------------------
As of July 31, 2000, cost for financial statement purposes was not materially different from cost for Federal income tax purposes. The aggregate gross unrealized appreciation and depreciation at July 31, 2000 for each portfolio was as follows:

                       APPRECIATION  DEPRECIATION     TOTAL
                          (000'S)       (000'S)      (000'S)
                       ------------  ------------  ---------
Growth ..............   $265,821     $(37,559)     $228,262
Value Momentum ......    410,980      (42,348)      368,632
Income Equity .......     44,585      (31,496)       13,089
Core Equity .........      2,061       (1,629)          432
Balanced ............    109,617      (22,172)       87,445
Small Cap Value .....     27,438       (8,485)       18,953
International Equity      23,807       (7,140)       16,667
California Intermediate
  Tax-Free Bond .....      4,753         (257)        4,496
Bond ................      2,597      (12,483)       (9,886)
Intermediate-Term Bond       999       (5,598)       (4,599)

The Funds have capital loss carryforwards at July 31, 2000, to the extent provided in the regulations for federal income tax as follows:

                        EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES
                         2001      2002      2003      2004      2005      2006      2007      2008
                        -------   -------   -------   -------  ---------  -------   -------   --------
Cal. Int. Tax-Free Bond      --        --        --   109,308     10,099        --        --         --
Bond .................       --   137,375        --   800,387    430,407        --        --  1,070,581
Int.-Term Bond .......       --        --   610,201        --  1,963,907        --        --  2,074,394
100% U.S. Treasury
  Money Market .......       --        --        --        --         --        --        --     66,633
U.S. Government
  Money Market .......  104,279        --        --        --         --        --        --         --
Diversified Money
  Market .............  226,666    29,246 1,078,029    13,202         --        --   476,441         --
Cal. Tax-Free
  Money Market .......       --    16,979    24,115        --         --    15,746        --         --

6. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and political developments in that state.

The International Equity Fund and the Small Cap Value Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

7. OPTION CONTRACTS

Transactions in covered call and put options during the period ended July 31, 2000 are summarized as follows:

                                                VALUE MOMENTUM
                                          -------------------------
                                           NUMBER OF
  WRITTEN OPTIONS TRANSACTION              CONTRACTS       PREMIUM
-----------------------------              ---------       -------
Options written and outstanding at
beginning of period ......................     810        $  47,235
Call options written during period .......   5,150          904,310
Call options exercised during period .....  (1,115)        (229,148)
Call options expired during period .......  (2,760)        (444,235)
Call options closed during period ........  (1,235)        (169,658)
                                           -------        ---------
Option written and outstanding at
end of period ............................     850        $ 108,503
                                           =======        =========


                                                VALUE MOMENTUM
                                          -------------------------
                                           NUMBER OF
 PURCHASE OPTIONS TRANSACTION              CONTRACTS       PREMIUM
-----------------------------------        ---------       -------
Purchase put options outstanding at
beginning of period ......................      --         $    --
Put options purchased during period ......     100            2,803
Put options expired during period ........    (100)          (2,803)
                                           -------         --------
Purchased put option written and
outstanding at end of period .............      --         $     --
                                           =======         ========

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8. LINE OF CREDIT

Each Fund may borrow, an amount up to its prospectus defined limitations, from an $81 million committed line of credit available to the HighMark Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. As of July 31, 2000, the Value Momentum Fund had an outstanding borrowing of $6,000,000. Listed below are the Funds which had outstanding balances during the year ended July 31, 2000.

                 MAXIMUM      AVERAGE    DAILY WEIGHTED   NUMBER
                 AMOUNT     OUTSTANDING     AVERAGE      OF DAYS
                BORROWED      BALANCE        RATE        BORROWED
               -----------  -----------  --------------  --------
Income Equity .$14,000,000  $12,500,000       6.58%          4
Small Cap
 Value ........    600,000      600,000       5.83%          5
International
 Equity .......  2,400,000    1,916,667       6.05%         12
Value
 Momentum .....  6,000,000    6,000,000       7.31%          1

9. FUND MERGERS

On January 11, 1999, the assets of the HighMark Blue Chip Growth and Government Securities Funds were reorganized into the HighMark Growth and Bond Funds, respectively. Under the Plan of Reorganization, 8,729,227 Fiduciary Shares of the HighMark Blue Chip Growth Fund were exchanged for 7,569,480 Fiduciary Shares of the HighMark Growth Fund and 11,336,718 Fiduciary Shares of the HighMark Government Securities Fund were exchanged for 10,341,234 Fiduciary Shares of the HighMark Bond Fund in a tax free exchange. Upon the business combinations of such Funds on January 11, 1999, the value of the HighMark Growth Fund's net assets combined with those of the HighMark Blue Chip Growth Fund was $714,792,687 and the value of the HighMark Bond Fund's net assets combined with those of the HighMark Government Securities Fund before open of business was $332,036,956.

10. COMMON TRUST FUND CONVERSIONS

On July 24, 2000, certain common trust funds of Union Bank of California were converted into the HighMark Funds pursuant to a plan of reorganization approved by Union Bank of California shareholders on March 16, 2000. The Funds involved in the conversion were as follows:

COMMON TRUST FUND                  HIGHMARK FUND
--------------------------         ---------------------
ITC Personal B Equity              Core Equity Fund
ITC Personal A Fixed Income        Bond Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation (depreciation)) of each Common Trust Fund immediately before the conversion were as follows:

                                                 COMMON TRUST
                                  UNREALIZED      FUND SHARES    HIGHMARK
COMMON TRUST        NET ASSET    APPRECIATION      PRIOR TO       SHARES
FUND                  VALUE     (DEPRECIATION)    CONVERSION      ISSUED
---------------   ---------     --------------   -----------    ----------
ITC Personal
 B Equity         $5,877,110     $ (962,753)       141,788       589,462
ITC Personal
 A Fixed Income    3,230,826        (62,979)       340,464       313,399


11. SUBSEQUENT EVENTS

On August 21, 2000, the assets of the HighMark Intermediate-Term Bond Fund were reorganized into the HighMark Bond Fund. Under the Plan of Reorganization, 21,469,654 Fiduciary Shares and 454,455 Class A Shares of the HighMark Intermediate-Term Bond Fund were exchanged for 20,616,686 Fiduciary Shares and 440,239 Class A Shares of the Bond Fund in a tax free exchange. Upon the business combination of such Funds on August 21, 2000, the value of the HighMark Bond Fund's net assets combined with those of the HighMark Intermediate-Term Bond Fund was $568,093,052 before the open of business.

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JULY 31, 2000

--------------------------------------------------------------------------------
12. SHARES ISSUED AND REDEEMED (000):

For the years ended July 31, 2000 and July 31, 1999 Transactions in Fund Shares were as follows:

                                                    GROWTH                  VALUE MOMENTUM          INCOME EQUITY       CORE EQUITY
                                                     FUND                        FUND                   FUND               FUND
                                            ------------------------  -----------------------  -----------------------  -----------
                                              08/01/99   08/01/98      08/01/99   08/01/98      08/01/99  08/01/98      05/31/00(1)
                                             TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99  TO 07/31/00
                                            ------------------------  -----------------------  -----------------------  -----------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust Fund Assets .        --         --           --         --            --         --         589
    Issued from the reorganization of the
      Blue Chip Growth Fund ...................        --      7,569           --         --            --         --          --
    Issued ....................................    10,261     10,481        4,556      6,116         6,393      3,476       2,960
    Issued in Lieu of Cash Distributions ......     3,578      2,322        1,237      1,153         8,760      4,694          --
    Redeemed ..................................   (15,216)    (9,701)     (13,026)   (10,360)      (27,009)   (10,215)        (44
                                                 --------    -------     --------   --------      --------   --------      ------
      Total Fiduciary Share Transactions ......    (1,377)    10,671       (7,233)    (3,091)      (11,856)    (2,045)      3,505
                                                 --------    -------     --------   --------      --------   --------      ------
  Class I Shares:
    Issued ....................................        --         --        4,452         --            --         --          --
    Issued in Lieu of Cash Distributions ......        --         --          235         --            --         --          --
    Redeemed ..................................        --         --         (544)        --            --         --          --
                                                 --------    -------     --------   --------      --------   --------      ------
      Total Class I Share Transactions ........        --         --        4,143         --            --         --          --
                                                 --------    -------     --------   --------      --------   --------      ------
  Class A Shares:
    Issued ....................................    23,798      4,787        6,535      2,188         4,728        557           3
    Issued in Lieu of Cash Distributions ......       155         65           65         49           354        159          --
    Redeemed ..................................   (22,368)    (4,527)      (6,428)    (2,296)       (1,232)      (745)         --
                                                 --------    -------     --------   --------      --------   --------      ------
      Total Class A Share Transactions ........     1,585        325          172        (59)        3,850        (29)          3
                                                 --------    -------     --------   --------      --------   --------      ------
  Class B Shares:
    Issued ....................................       807        535          138         75            99        165           6
    Issued in Lieu of Cash Distributions ......        75         19           12          7            84         19           8
    Redeemed ..................................      (152)       (57)         (83)       (52)         (131)       (29)         --
                                                 --------    -------     --------   --------      --------   --------      ------
      Total Class B Share Transactions ........       730        497           67         30            52        155          14
                                                 --------    -------     --------   --------      --------   --------      ------
  Class C Shares:
    Issued ....................................        46         --           21         --             3         --          --
    Issued in Lieu of Cash Distributions ......        --         --           --         --            --         --          --
    Redeemed ..................................        (1)        --           (1)        --            --         --          --
                                                 --------    -------     --------   --------      --------   --------      ------
      Total Class C Share Transactions ........        45         --           20         --             3         --          --
                                                 --------    -------     --------   --------      --------   --------      ------
    Net Increase (Decrease) in Share
      Transactions ............................       983     11,493       (2,831)    (3,120)       (7,951)    (1,919)      3,522
                                                 ========    =======     ========   ========      ========   ========      ======

                                           CALIFORNIA INTERMEDIATE                         INTERMEDIATE-       100% U.S. TREASURY
                                                TAX-FREE BOND               BOND             TERM BOND            MONEY MARKET
                                                    FUND                    FUND               FUND                   FUND
                                            --------------------  --------------------  --------------------  --------------------
                                             08/01/99   08/01/98   08/01/99   08/01/98   08/01/99  08/01/98    08/01/99  08/01/98
                                            TO 07/31/00T07/31/99  TO07/31/00TO07/31/99  TO07/31/00TO07/31/99  TO07/31/00TO07/31/99
                                            --------------------  --------------------  --------------------  --------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust Fund Assets      --       --          313       --         --       --              --         --
    Issued from the reorganization of the
      Government Securities Fund ...........       --       --           --   10,341         --       --              --         --
    Issued .................................    1,951    2,101        8,885    7,534      3,871    6,129       1,088,153    756,800
    Issued in Lieu of Cash Distributions ...       40       39        1,210      813        497      498             932        563
    Redeemed ...............................   (3,041)  (2,774)      (9,243)  (5,524)    (8,374)  (5,033)       (972,128)  (721,529
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
      Total Fiduciary Share Transactions ...   (1,050)    (634)       1,165   13,164     (4,006)   1,594         116,957     35,834
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
  Class A Shares:
    Issued .................................    2,710      952          548      238        255      213         670,595  1,656,137
    Issued in Lieu of Cash Distributions ...       83       47           19       10         29       29          20,981     36,234
    Redeemed ...............................   (1,436)    (501)        (215)    (170)      (290)    (279)     (1,393,158)(1,442,459
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
      Total Class A Share Transactions .....    1,357      498          352       78         (6)     (37)       (701,582)   249,912
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
  Class B Shares:
    Issued .................................       52       --           --       --         --       --              --         --
    Issued in Lieu of Cash Distributions ...       --       --           --       --         --       --              --         --
    Redeemed ...............................       (9)      --           --       --         --       --              --         --
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
      Total Class B Share Transactions .....       43       --           --       --         --       --              --         --
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
  Class S Shares:
    Issued .................................       --       --           --       --         --       --       2,263,949         --
    Issued in Lieu of Cash Distributions ...       --       --           --       --         --       --          24,122         --
    Redeemed ...............................       --       --           --       --         --       --      (1,594,303)        --
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
      Total Class S Share Transactions .....       --       --           --       --         --       --         693,768         --
                                              -------  -------      -------  -------    -------  -------      ---------- ----------
    Net Increase (Decrease) in Share
      Transactions .........................      350     (136)       1,517   13,242     (4,012)   1,557         109,143    285,746
                                              =======  =======      =======  =======    =======  =======      ========== ==========

    (1)  COMMENCEMENT OF OPERATIONS.
    (2)  COMMENCEMENT OF OPERATIONS.

100 ----------------------------------------------------------------------------
    1.800.433.6884

[table continued]

                                                   BALANCED              SMALL CAP VALUE      INTERNATIONAL EQUITY
                                                     FUND                     FUND                    FUND
                                              -----------------------  -----------------------  ---------------------
                                                 08/01/99  08/01/98       08/01/99  09/17/98(2)   08/01/99   08/01/98
                                              TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99  TO 07/31/00 TO 07/31/99
                                              -----------------------  -----------------------  -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust Fund Assets        --         --           --          --          --         --
    Issued from the reorganization of the
      Blue Chip Growth Fund ..................       --         --           --          --          --         --
    Issued ...................................    3,939      4,210        4,126       7,104       1,033        747
    Issued in Lieu of Cash Distributions .....    2,853      1,728          375          --          21          3
    Redeemed .................................   (7,495)    (6,523)      (1,025)       (693)       (999)      (458)
                                                -------    -------      -------      ------      ------      -----
      Total Fiduciary Share Transactions .....     (703)      (585)       3,476       6,411          55        292
                                                -------    -------      -------      ------      ------      -----
  Class I Shares:
    Issued ...................................       --         --           --          --          --         --
    Issued in Lieu of Cash Distributions .....       --         --           --          --          --         --
    Redeemed .................................       --         --           --          --          --         --
                                                -------    -------      -------      ------      ------      -----
      Total Class I Share Transactions .......       --         --           --          --          --         --
                                                -------    -------      -------      ------      ------      -----
  Class A Shares:
    Issued ...................................      121        160        5,825          74         728         --
    Issued in Lieu of Cash Distributions .....       71         41           19          --          --         --
    Redeemed .................................     (172)      (183)      (5,303)         (3)       (692)        --
                                                -------    -------      -------      ------      ------      -----
      Total Class A Share Transactions .......       20         18          541          71          36         --
                                                -------    -------      -------      ------      ------      -----
  Class B Shares:
    Issued ...................................      130        170          328          88          25         --
    Issued in Lieu of Cash Distributions .....       25          6           14          --          --         --
    Redeemed .................................      (66)       (25)         (89)         (8)         (3)        --
                                                -------    -------      -------      ------      ------      -----
      Total Class B Share Transactions .......       89        151          253          80          22         --
                                                -------    -------      -------      ------      ------      -----
  Class C Shares:
    Issued ...................................        3         --           27          --          --         --
    Issued in Lieu of Cash Distributions .....       --         --           --          --          --         --
    Redeemed .................................       --         --           --          --          --         --
                                                -------    -------      -------      ------      ------      -----
      Total Class C Share Transactions .......        3         --           27          --          --         --
                                                -------    -------      -------      ------      ------      -----
    Net Increase (Decrease) in Share
      Transactions ...........................     (591)      (416)       4,297       6,562         113        292
                                                =======    =======      =======      ======      ======      =====

                                                                                 DIVERSIFIED           CALIFORNIA TAX-FREE
                                                    U.S. GOVERNMENT              MONEY MARKET              MONEY MARKET
                                                   MONEY MARKET FUND                 FUND                      FUND
                                                -----------------------   -----------------------   -----------------------
                                                   08/01/99  08/01/98       08/01/99   08/01/98       08/01/99   08/01/98
                                                TO 07/31/00 TO 07/31/99   TO 07/31/00 TO 07/31/99   TO 07/31/00 TO 07/31/99
                                                -----------------------   -----------------------   -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust Fund Assets           --          --             --          --           --        --
    Issued from the reorganization of the
      Government Securities Fund .............          --          --             --          --           --        --
    Issued ...................................   1,817,771   2,136,746      4,162,999   2,543,551      777,875   446,341
    Issued in Lieu of Cash Distributions .....         478        358          13,843      11,220            6        10
    Redeemed .................................  (1,839,487) (2,069,085)    (3,773,157) (2,410,010)    (744,458) (452,148)
                                               ----------- -----------    ----------- -----------    ---------  --------
      Total Fiduciary Share Transactions .....     (21,238)     68,019        403,685     144,761       33,423    (5,797)
                                               ----------- -----------    ----------- -----------    ---------  --------
  Class A Shares:
    Issued ...................................     117,813     490,708      1,826,396   2,638,461      400,321   565,071
    Issued in Lieu of Cash Distributions .....       3,461       5,809         41,471      59,674        7,598     8,412
    Redeemed .................................    (244,081)   (447,628)    (2,883,686) (2,180,382)    (574,372) (506,038)
                                               ----------- -----------    ----------- -----------    ---------  --------
      Total Class A Share Transactions .......    (122,807)     48,889     (1.015,819)    517,753     (166,453)   67,445
                                               ----------- -----------    ----------- -----------    ---------  --------
  Class B Shares:
    Issued ...................................         421         235             --          --           --        --
    Issued in Lieu of Cash Distributions .....          12           2             --          --           --        --
    Redeemed .................................        (259)        (20)            --          --           --        --
                                               ----------- -----------    ----------- -----------    ---------  --------
      Total Class B Share Transactions .......         174         217             --          --           --        --
                                               ----------- -----------    ----------- -----------    ---------  --------
  Class S Shares:
    Issued ...................................     575,464          --      3,534,606          --      461,164        --
    Issued in Lieu of Cash Distributions .....       4,349          --         45,062          --        1,601        --
    Redeemed .................................    (459,707)         --     (2,004,033)         --     (374,667)       --
                                               ----------- -----------    ----------- -----------    ---------  --------
      Total Class S Share Transactions .......     120,106          --      1,575,635          --       88,098        --
                                               ----------- -----------    ----------- -----------    ---------  --------
    Net Increase (Decrease) in Share
      Transactions ...........................     (23,765)    117,125        963,501     662,514      (44,932)   61,648
                                               =========== ===========    =========== ===========    =========  ========

    (1)  COMMENCEMENT OF OPERATIONS.
    (2)  COMMENCEMENT OF OPERATIONS.


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
[Highmark Funds logo omitted]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

JULY 31, 2000

--------------------------------------------------------------------------------
13. SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a shareholder meeting held on October 29, 1999, the shareholders of the HighMark Emerging Growth Fund voted to approve the liquidation of the Fund's assets. The results of the voting were as follows:

EMERGING GROWTH FUND
--------------------
FOR      3,096,408       96.51% of shares voted   62.92% of shares outstanding
AGAINST     26,060        0.81% of shares voted    0.53% of shares outstanding
ABSTAIN     85,896        2.68% of shares voted    1.75% of shares outstanding

At a shareholder meeting held on October 29, 1999 the shareholders of the HighMark Balanced Fund, HighMark Growth Fund, HighMark Income Equity Fund, HighMark Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, and HighMark U.S. Government Money Market Fund were asked to vote on the following proposals: (1) to consider the amendment of the Income Equity Fund's investment objective; (2) to consider the amendment of the Bond Fund's investment objective; (3) to consider the amendment of the Balanced Fund, Income Equity Fund, Growth Fund, Bond Fund, 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund's fundamental investment restriction(s) regarding investment in shares of other investment companies; and (4) to consider eliminating the 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund's fundamental investment restriction regarding investment in securities issued by "unseasoned issuers". The results of each proposal were as follows:

PROPOSAL 1. TO CONSIDER THE AMENDMENT OF THE INCOME EQUITY FUND'S INVESTMENT OBJECTIVE.

INCOME EQUITY FUND
------------------
FOR     25,697,319       98.69% of shares voted   70.49% of shares outstanding
AGAINST    168,440        0.65% of shares voted    0.46% of shares outstanding
ABSTAIN    173,357        0.67% of shares voted    0.48% of shares outstanding

PROPOSAL 2. TO CONSIDER THE AMENDMENT OF THE BOND FUND'S INVESTMENT OBJECTIVE.

BOND FUND
---------
FOR     16,307,612       99.71% of shares voted   50.72% of shares outstanding
AGAINST     15,422        0.09% of shares voted    0.05% of shares outstanding
ABSTAIN     31,508        0.19% of shares voted    0.10% of shares outstanding

PROPOSAL 3. TO CONSIDER THE AMENDMENT OF THE BALANCED FUND, INCOME EQUITY FUND, GROWTH FUND, BOND FUND, 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT RESTRICTION(S) REGARDING INVESTMENT IN SHARES OF OTHER INVESTMENT COMPANIES.

BALANCED FUND
-------------
FOR     16,112,916       98.45% of shares voted   59.79% of shares outstanding
AGAINST    102,498        0.63% of shares voted    0.38% of shares outstanding
ABSTAIN    151,194        0.92% of shares voted    0.56% of shares outstanding

INCOME EQUITY FUND
------------------
FOR:    25,638,907       98.46% of shares voted   70.33% of shares outstanding
AGAINST:   200,947        0.77% of shares voted    0.55% of shares outstanding
ABSTAIN:   199,262        0.77% of shares voted    0.55% of shares outstanding

GROWTH FUND
-----------
FOR:    22,844,097       99.24% of shares voted   53.56% of shares outstanding
AGAINST:    87,058        0.38% of shares voted    0.20% of shares outstanding
ABSTAIN:    86,793        0.38% of shares voted    0.20% of shares outstanding

BOND FUND
---------
FOR:    16,303,650       99.69% of shares voted   50.27% of shares outstanding
AGAINST:    11,966        0.07% of shares voted    0.04% of shares outstanding
ABSTAIN:    38,926        0.24% of shares voted    0.12% of shares outstanding


102 ----------------------------------------------------------------------------
    1.800.433.6884

--------------------------------------------------------------------------------

100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
FOR:     579,048,101       81.98% of shares voted   45.92% of shares outstanding
AGAINST:  43,476,530        6.16% of shares voted    3.45% of shares outstanding
ABSTAIN:  83,824,058       11.87% of shares voted    6.65% of shares outstanding

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
FOR:     328,389,932       95.69% of shares voted   48.11% of shares outstanding
AGAINST:  10,609,165        3.09% of shares voted    1.55% of shares outstanding
ABSTAIN:   4,171,560        1.22% of shares voted    0.61% of shares outstanding

DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
FOR:   1,458,046,773       91.00% of shares voted   47.96% of shares outstanding
AGAINST:  77,180,144        4.82% of shares voted    2.54% of shares outstanding
ABSTAIN:  66,497,033        4.18% of shares voted    2.20% of shares outstanding

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FOR:     313,628,537       94.87% of shares voted   60.75% of shares outstanding
AGAINST:  15,379,401        4.65% of shares voted    2.98% of shares outstanding
ABSTAIN:   1,596,862        0.48% of shares voted    0.31% of shares outstanding

PROPOSAL 4. TO CONSIDER ELIMINATING THE 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENT IN SECURITIES ISSUED BY "UNSEASONED ISSUERS".

100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
FOR:     549,800,487       77.84% of shares voted   43.60% of shares outstanding
AGAINST:  71,080,778       10.06% of shares voted    5.64% of shares outstanding
ABSTAIN:  85,467,424       12.10% of shares voted    6.78% of shares outstanding

CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
FOR:     312,617,007       91.10% of shares voted   45.80% of shares outstanding
AGAINST:  24,390,294        7.11% of shares voted    3.57% of shares outstanding
ABSTAIN:   6,163,356        1.80% of shares voted    0.90% of shares outstanding

DIVERSIFIED MONEY MARKET FUND
-----------------------------
FOR:   1,410,192,914       88.02% of shares voted   46.39% of shares outstanding
AGAINST: 130,116,047        8.12% of shares voted    4.28% of shares outstanding
ABSTAIN:  61,864,989        3.86% of shares voted    2.04% of shares outstanding

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FOR:     280,615,041       84.88% of shares voted   54.36% of shares outstanding
AGAINST:  17,590,763        5.32% of shares voted    3.41% of shares outstanding
ABSTAIN:  32,398,996        9.80% of shares voted    6.28% of shares outstanding

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
[Highmark Funds logo omitted]

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
HIGHMARK FUNDS:

We have audited the accompanying statements of net assets of HighMark Funds (the "Funds"), including Growth Fund, Value Momentum Fund, Income Equity Fund, Core Equity Fund, Balanced Fund, Small Cap Value Fund, International Equity Fund, California Intermediate Tax-Free Bond Fund, Bond Fund, Intermediate-Term Bond Fund, 100% U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Diversified Money Market Fund, and California Tax-Free Money Market Fund as of July 31, 2000, and the related statements of operations for the periods then ended, the statements of changes in net assets for the periods ended July 31, 2000 and July 31, 1999 and the financial highlights for the periods ended July 31, 2000, July 31, 1999, July 31, 1998, July 31, 1997 and July 31, 1996. These
financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the fiscal periods ended January 31, 1997 and January 31, 1996 were audited by other auditors whose report, dated March 15, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Funds' custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the respective periods stated above, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 11 to the financial statements, on August 21, 2000, the assets of the HighMark Intermediate-Term Bond Fund were reorganized into the HighMark Bond Fund.

DELOITTE & TOUCHE LLP
San Francisco, CA
September 11, 2000

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    1.800.433.6884

NOTICE TO SHAREHOLDERS OF THE
HIGHMARK FUNDS (UNAUDITED)

--------------------------------------------------------------------------------

For shareholders that do not have a July 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2000 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2000, each Portfolio is designating the following items with regard to distributions paid during the year.

                                              LONG TERM
                                             (20% RATE)      ORDINARY
                                            CAPITAL GAINS     INCOME        TAX EXEMPT                 QUALIFYING    FOREIGN
                                            DISTRIBUTIONS  DISTRIBUTION       INCOME                    DIVIDENDS     TAX
FUND                                         (TAX BASIS)    (TAX BASIS)    DISTRIBUTION      TOTAL         (1)     CREDIT (2)
---------------------------------------------------------------------------------------------------------------------------
Growth .......................................  83%            17%              0%           100%           100%         0%
Value Momentum ...............................  81%            19%              0%           100%           100%         0%
Income Equity ................................  76%            24%              0%           100%            67%         0%
Core Equity ..................................   0%           100%              0%           100%             0%         0%
Balanced .....................................  74%            26%              0%           100%            34%         0%
Small Cap Value ..............................   0%           100%              0%           100%             0%         0%
International Equity .........................  47%            53%              0%           100%             0%        10%
California Intermediate Tax-Free Bond ........   0%             0%            100%           100%             0%         0%
Bond .........................................   0%           100%              0%           100%             0%         0%
Intermediate-Term Bond .......................   0%           100%              0%           100%             0%         0%
100% U.S. Treasury Money Market ..............   0%           100%              0%           100%             0%         0%
U.S. Government Money Market .................   0%           100%              0%           100%             0%         0%
Diversified Money Market .....................   0%           100%              0%           100%             0%         0%
California Tax-Free Money Market .............   0%             0%            100%           100%             0%         0%
---------------------------------------------------------------------------------------------------------------------------

FOR THE SHORT FISCAL YEAR ENDED AUGUST 20, 2000, THE INTERMEDIATE-TERM BOND FUND HEREBY DESIGNATES ALL OF ITS DISTRIBUTIONS MADE DURING THIS YEAR AS ORDINARY INCOME DIVIDENDS FOR THE PURPOSE OF DIVIDEND PAID DEDUCTION ON ITS 2000 FEDERAL INCOME TAX RETURN.

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE FOREIGN TAX CREDIT IS BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTION OF EACH FUND.
(3) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR
    ENDED DURING JULY 31, 2000. ALL INCOME EARNED BY 100% U.S. TREASURY MONEY MARKET IS DESIGNED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.
(4) FOR RESIDENTS OF CALIFORNIA, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND AND CALIFORNIA TAX-FREE MONEY MARKET MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2000.


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
[Highmark Funds logo omitted]

HIGHMARK FUND INFORMATION

--------------------------------------------------------------------------------
                          FIDUCIARY SHARES INFORMATION
FUND                                       CUSIP              TICKER      FUND #
Growth                                   431114818            HMGRX        492
Value Momentum                           431114677            HMVMX        871
Income Equity                            431114206            HMIEX        490
Core Equity                              431112788            HMCFX       1627
Balanced                                 431114792            HMBAX        491
Small Cap Value                          431112101            HMSCX        148
International Equity                     431114594            HMIQX        876
CA Intermediate Tax-Free Bond            431114644            HMITX        847
Bond                                     431114305            HMBDX        489
Intermediate-Term Bond                   431114560            HMIBX        845
100% U.S. Treasury Money Market          431114503            HMTXX        486
U.S. Government Money Market             431114701            HMGXX        485
Diversified Money Market                 431114883            HMDXX        484
CA Tax-Free Money Market                 431114842            HMCXX        487

--------------------------------------------------------------------------------
                           CLASS I SHARES INFORMATION
Value Momentum                           431112804            HMVIX       1731

--------------------------------------------------------------------------------
                            RETAIL SHARES INFORMATION
Growth
     Class A Shares                      431114768            HMRGX        481
     Class B Shares                      431114511            HMGBX        455
     Class C Shares                      431112879              N/A       1755

Value Momentum
     Class A Shares                     431114628             HMVLX        870
     Class B Shares                     431114529             HVMBX        456
     Class C Shares                     431112812               N/A       1753

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                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                      CUSIP               TICKER      FUND #
Income Equity
     Class A Shares                     431114784             HMERX         479
     Class B Shares                     431114537             HIEBX         457
     Class C Shares                     431112861               N/A        1754
Core Equity
     Class A Shares                     431112770               N/A        1626
     Class B Shares                     431112762               N/A        1628
Balanced
     Class A Shares                     431114776             HMBRX         480
     Class B Shares                     431114545             HMBBX         452
     Class C Shares                     431112887               N/A        1760
Small Cap Value
     Class A Shares                     431112200               N/A          41
     Class B Shares                     431112309               N/A         123
     Class C Shares                     431112820               N/A        1756
International Equity
     Class A Shares                     431112853               N/A        1759
     Class B Shares                     431112846               N/A        1758
     Class C Shares                     431112838               N/A        1757
CA Intermediate Tax-FreeBond
     Class A Shares                     431114578             HMCIX         846
     Class B Shares                     431112796               N/A        1761
Bond
     Class A Shares                     431114743             HMRBX         478
Intermediate-Term Bond
     Class A Shares                     431114586             HMBTX         874
100% U.S. Treasury Money Market
     Class A Shares                     431114404             HMRXX         475
     Class S Shares                     431112606             HUSXX        1730
U.S. Government Money Market
     Class AShares                      431114602             HMUXX         474
     Class B Shares                     431114495             HGBXX         450
     Class S Shares                     431112507             HGSXX        1729
Diversified Money Market
     Class A Shares                     431114800             HMVXX         473
     Class S Shares                     431112408             HDSXX        1728
CA Tax-Free Money Market
     Class A Shares                     431114859             HMAXX         476
     Class S Shares                     431112705             HCSXX        1727

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                                                       WWW.HIGHMARKFUNDS.COM

[Highmark Funds logo omitted]

SERVICE PROVIDERS &
BOARD OF TRUSTEES

--------------------------------------------------------------------------------
INVESTMENT ADVISER                           BOARD OF TRUSTEES
HighMark Capital Management, Inc.            Thomas L. Braje, Chairman
475 Sansome Street                           Robert M. Whitler, Vice Chairman
San Francisco, CA 94104                      David A. Goldfarb
                                             Joseph C. Jaeger
SUB-ADVISER (International Equity Fund)      Frederick J. Long
AXA Investment Managers GS Ltd.              Michael L. Noel
60 Greenchurch Street
London, England

SUB-ADVISER (International Portion of the
Small Cap Value Fund)
Brandes Investment Partners, LP
12750 High Bluff Drive
San Diego, CA 90730

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230




108 ----------------------------------------------------------------------------
    1.800.433.6884

                          Thank you for your investment.
                          [Highmark Funds logo omitted]

                Not FDIC insured May lose value No bank guarantee

[Highmark Funds logo omitted]
445 South Figueroa Street, Suite 306
Los Angeles, CA  90071


                                       TO LEARN MORE ABOUT HIGHMARK PLEASE CALL:

                                       INVESTMENT PROFESSIONAL SUPPORT DESK
                                       1.800.455.5609

                                       OR

                                       INVESTOR SERVICES DESK
                                       1.800.433.6884

                                       OR VISIT US AT
                                       WWW.HIGHMARKFUNDS.COM

84806-07/00